BRANDYWINEGLOBAL — DYNAMIC US LARGE CAP VALUE FUND

IMPORTANT SHAREHOLDER INFORMATION

These materials are for a Special Meeting of Shareholders of the BrandywineGLOBAL — Dynamic US Large Cap Value Fund (the “Fund”), which will be conducted exclusively online via live webcast and is scheduled for June 30, 2022, at 11:30 a.m., Eastern time. These materials discuss a proposal to be voted on at the meeting and contain a Notice of Special Meeting of Shareholders, a Prospectus/Proxy Statement (the “Prospectus/Proxy Statement”), and proxy card. A proxy card is, in essence, a ballot. When you complete a proxy card, it tells us how you wish the individuals named on your proxy card to vote on important issues relating to the Fund. If you complete, sign and return a proxy card, we’ll vote your proxy exactly as you tell us. If you simply sign and return a proxy card without indicating how your shares are to be voted, we’ll vote your proxy FOR the proposal which is in accordance with the Board of Trustees’ recommendation on page 7 of the Prospectus/Proxy Statement.

We urge you to review carefully the proposal in the Prospectus/Proxy Statement. Then, fill out the enclosed proxy card(s) and return it to us so that we know how you would like to vote. When shareholders return their proxy cards promptly, additional costs related to additional solicitation or mailings may be avoided.

PLEASE COMPLETE, SIGN AND RETURN the proxy card(s) you receive.

We welcome your comments. If you have any questions, call Fund Information at:

(800) DIAL BEN® or (800) 342-5236.

TELEPHONE AND ONLINE VOTING

For your convenience, you may be able to vote by telephone or if eligible, online 24 hours a day. Please follow the instructions on the enclosed proxy card(s) to vote by telephone or online. If your account is eligible to vote online, separate instructions are enclosed.

BRANDYWINEGLOBAL – DYNAMIC US LARGE CAP VALUE FUND
100 International Drive
Baltimore, Maryland 20202

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
To be held on June 30, 2022

To the shareholders of the BrandywineGLOBAL – Dynamic US Large Cap Value Fund (the “BrandywineGLOBAL Fund” or the “Target Fund”):

NOTICE IS HEREBY GIVEN of a Special Meeting of Shareholders (the “Meeting”) of the BrandywineGLOBAL Fund, a series of Legg Mason Global Asset Management Trust (the “Legg Mason Trust”), which will be conducted exclusively online via live webcast on June 30, 2022, at 11:30 a.m., Eastern time. The Meeting is being called for the following purpose:

1.

To approve an Agreement and Plan of Reorganization (the “Plan”) between the Legg Mason Trust, on behalf of the BrandywineGLOBAL Fund, and the Franklin Templeton ETF Trust (the “ETF Trust”), on behalf of the BrandywineGLOBAL– Dynamic US Large Cap Value ETF (the “BrandywineGLOBAL ETF” or the “Acquiring Fund”), a newly-created series of the ETF Trust, that provides for: (i) the acquisition of the assets and assumption of the liabilities of the BrandywineGLOBAL Fund by the Acquiring Fund in exchange solely for shares of the BrandywineGLOBAL ETF, (ii) the pro rata distribution of such shares to the shareholders of the BrandywineGLOBAL Fund, and (iii) the complete liquidation and dissolution of the BrandywineGLOBAL Fund.

2.	To transact such other business as may properly come before the Meeting.

A copy of the Plan, which more completely sets forth the terms of the proposed reorganization of the Target Fund with and into the Acquiring Fund, is attached as Exhibit A to the Prospectus/Proxy Statement.

Shareholders of record as of the close of business on April 20, 2022 are entitled to notice of, and to vote at, the Meeting or any adjournment of the Meeting.

For technical assistance in accessing the Meeting, shareholders can email attendameeting@astfinancial.com.

By Order of the Board of Trustees of the Legg Mason Trust,

Marc A. De Oliveira Secretary and Chief Legal Officer

May 9, 2022

You are invited to attend the Meeting, which will be conducted exclusively online via live webcast, but if you cannot do so, the Board of Trustees of the Legg Mason Trust, on behalf of the Target Fund, urges you to complete, date, sign, and return the enclosed proxy card(s) in the enclosed postage-paid return envelope. It is important that you return your signed proxy card(s) promptly so that a quorum may be ensured at the Meeting. You may revoke your proxy at any time before it is exercised by the subsequent execution and submission of a revised proxy card, by giving written notice of revocation to the Target Fund at any time before the proxy is exercised, or by voting at the Meeting. You may vote by touch-tone telephone by calling the telephone number printed on your proxy card and following the recorded instructions. In addition, if your account is eligible, you may be able to vote online by visiting the website printed on your proxy card and following the online instructions.

IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR THE SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON JUNE 30, 2022

The Notice of Special Meeting of Shareholders, Prospectus/Proxy Statement and related Statement of Additional Information are available online at
https://vote.proxyonline.com/Franklin/docs/BrandywineGlobal.pdf

If you have any questions, would like to vote your shares, or wish to obtain instructions on how to attend the Meeting and vote at the Meeting, please call AST Fund Solutions, LLC, our proxy solicitor, toll free at (866) 796-7179.

Prospectus/Proxy Statement
(the “Prospectus/Proxy Statement”)

When reading this Prospectus/Proxy Statement, you will notice that certain terms are capitalized. The more significant of those capitalized terms are explained in our glossary section at the back of the Prospectus/Proxy Statement.

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FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION	20
INFORMATION ABOUT THE FUNDS	22
FURTHER INFORMATION ABOUT THE FUNDS	22
VOTING INFORMATION	23
How many votes are necessary to approve the Plan?	23
How do I ensure my vote is accurately recorded?	24
May I revoke my proxy?	24
What other matters will be voted upon at the Meeting?	24
Who is entitled to vote?	24
How will proxies be solicited?	24
May I attend the Meeting?	25
How do I sign a proxy card?	25
Are there dissenters’ rights?	26
PRINCIPAL HOLDERS OF SHARES	26
SHAREHOLDER PROPOSALS	26
ADJOURNMENT	26
GLOSSARY	27
EXHIBITS TO PROSPECTUS/PROXY STATEMENT	28
A. Agreement and Plan of Reorganization	A-1
B. Financial Highlights	B-1
C. Principal Holders Of Securities	C-1

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PROSPECTUS/PROXY STATEMENT
Dated May 9, 2022

Acquisition of the Assets and Assumption of the Liabilities of
BRANDYWINEGLOBAL—DYNAMIC US LARGE CAP VALUE FUND,
(a series of Legg Mason Global Asset Management Trust)

By and in Exchange for Shares of

BRANDYWINEGLOBAL—DYNAMIC US LARGE CAP VALUE ETF
(a series of Franklin Templeton ETF Trust)

This Prospectus/Proxy Statement (the “Prospectus/Proxy Statement”) solicits proxies to be voted at a Special Meeting of Shareholders, which will be conducted exclusively online via live webcast on June 30, 2022 (the “Meeting”), of the BrandywineGLOBAL — Dynamic US Large Cap Value Fund (the “BrandywineGLOBAL Fund” or “Target Fund”), a series of Legg Mason Global Asset Management Trust (the “Legg Mason Trust”).

At the Meeting, shareholders of the Target Fund will be asked to approve or disapprove an Agreement and Plan of Reorganization (the “Plan”). If the Target Fund’s shareholders vote to approve the Plan, the assets and the liabilities of the Target Fund will be acquired and assumed, respectively, by the BrandywineGLOBAL—Dynamic US Large Cap Value ETF (the “BrandywineGLOBAL ETF” or the “Acquiring Fund”), a newly-created series of Franklin Templeton ETF Trust (the “ETF Trust”), in exchange solely for shares of the Acquiring Fund (“Acquiring Fund Shares”).

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense.

The Meeting will be conducted exclusively online via live webcast on June 30, 2022, at 11:30 a.m., Eastern time. You can contact the host of the Meeting webcast by calling (866) 796-7179. The Board of Trustees of Legg Mason Trust (the “Board”), on behalf of the Target Fund, is soliciting these proxies. This Prospectus/Proxy Statement will first be sent to shareholders on or about May 23, 2022.

If the Target Fund’s shareholders vote to approve the Plan, on the closing date of the reorganization, shareholders of the Target Fund will receive shares of the Acquiring Fund of equivalent aggregate net asset value (“NAV”) to their investment in the Target Fund. The Target Fund will then be liquidated and dissolved.

The Target Fund and the Acquiring Fund (each, a “Fund” and, collectively, the “Funds”) have identical investment goals and principal investment strategies, and substantially the same principal investment risks, except that the Acquiring Fund will also be subject to certain principal investment risks due to its structure as an ETF. Each Fund’s investment goal is to provide long-term capital appreciation by quantitatively investing in U.S. equities.

This Prospectus/Proxy Statement includes information about the Plan and the Acquiring Fund that you should know before voting on the Plan, which if approved, would result in your investing in the Acquiring Fund. You should retain this Prospectus/Proxy Statement for future reference. Additional information about the Target Fund, the Acquiring Fund and the proposed transaction has been filed with the U.S. Securities and Exchange Commission (“SEC”) and can be found in the following documents:

●

The Prospectus of the BrandywineGLOBAL Fund - Class A, Class C, Class R, Class I and Class IS shares dated January 28, 2022, as supplemented, (the “Target Fund Prospectus”), which is incorporated by reference into and considered a part of this Prospectus/Proxy Statement.

●

The Prospectus of the BrandywineGLOBAL ETF dated April 6, 2022, (the “Acquiring Fund Prospectus”), accompanies this Prospectus/Proxy Statement and is also incorporated by reference into and considered a part of this Prospectus/Proxy Statement.

●

A Statement of Additional Information (“SAI”) dated May 9, 2022, relating to this Prospectus/Proxy Statement, which has been filed with the SEC, is incorporated by reference into and considered a part of this Prospectus/Proxy Statement.

You may request a free copy of the SAI relating to this Prospectus/Proxy Statement, the Target Fund’s Prospectus or the Acquiring Fund’s Prospectus without charge by calling (800) DIAL-BEN/(800) 342-5236 or by writing to Franklin Templeton Investments at One Franklin Parkway, San Mateo, CA 94403-1906.

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SUMMARY

This is only a summary of certain information contained in this Prospectus/Proxy Statement. You should read the more complete information in the rest of this Prospectus/Proxy Statement, including the Plan (attached as Exhibit A) and the Acquiring Fund Prospectus (enclosed).

What am I being asked to vote upon?

The Target Fund, which is currently operated as a mutual fund, will be converted into an ETF through its reorganization (the “Reorganization”) into a newly-created Acquiring Fund that has the same investment goal and investment strategies as the Target Fund. As an ETF, the Acquiring Fund’s shares will be traded on The Nasdaq Stock Market, LLC (“Nasdaq”). The Reorganization will be accomplished in accordance with the Plan. Shareholders of the Target Fund are being asked to approve the Plan between the Legg Mason Trust, on behalf of the Target Fund, and the ETF Trust, on behalf of the Acquiring Fund, that provides for: (1) the acquisition of the assets and the assumption of the liabilities of the Target Fund by the Acquiring Fund in exchange solely for shares of the Acquiring Fund, (2) the distribution of such shares to the shareholders of the Target Fund, and (3) the complete liquidation and dissolution of the Target Fund.

The Plan also sets forth the terms of a proposed reorganization of the Martin Currie International Sustainable Equity Fund (the “Martin Currie Fund”) with and into the Martin Currie Sustainable International Equity ETF, but at the Meeting, shareholders of the BrandywineGLOBAL Fund will not be asked to vote on the Plan as it relates to the Martin Currie Fund. Shareholders of the Martin Currie Fund will receive a separate Notice of Special Meeting of Shareholders and Prospectus/Proxy Statement, and will be asked to vote on the Plan as it relates to the Martin Currie Fund via proxy or by virtually attending a shareholder meeting.

What will happen if shareholders approve the Plan?

If the Target Fund’s shareholders vote to approve the Plan and all other closing conditions of the Reorganization under the Plan are satisfied or waived, then shareholders of the Target Fund will become shareholders of the Acquiring Fund on or about October 28, 2022 and will no longer be shareholders of the Target Fund. Shareholders of the Target Fund will receive Acquiring Fund Shares with an equivalent aggregate NAV of the Acquiring Fund.

In particular, the Plan provides that (1) the assets of the Target Fund will be acquired by the Acquiring Fund and the liabilities of the Target Fund will be assumed by the Acquiring Fund in exchange for Acquiring Fund Shares; and (2) the Acquiring Fund Shares received by the Target Fund in the exchange will then be distributed to shareholders of the Target Fund. After the Acquiring Fund Shares are distributed to the Target Fund’s shareholders, the Target Fund will be liquidated and dissolved.

In addition, if the Plan is approved by the Target Fund’s shareholders, each class of shares of the Target Fund, other than Class IS shares, will then be converted into Class IS shares (without a contingent deferred sales charge or other charge) immediately prior to the Reorganization.

How will the Reorganization affect me?

If the Reorganization is completed, you will cease to be a shareholder of the Target Fund and will become a shareholder of the Acquiring Fund. Upon completion of the Reorganization, Target Fund shareholders will own shares of the Acquiring Fund having an aggregate net asset value (“NAV”) equal to the aggregate NAV of the shares of the Target Fund that were owned when the Reorganization happened. Shares of the Acquiring Fund will be transferred to a shareholder’s brokerage account, or if a shareholder does not have a brokerage account, the shares will be held by a stock transfer agent until a brokerage account is identified or the account is converted to cash (subject to applicable federal or state laws concerning unclaimed property). (For more information about the brokerage account needed to hold shares of the Acquiring Fund, see the question and answer on page 6, “What do I need to do to prepare for the Reorganization?”) Shares of the Acquiring Fund are not issued in fractional shares. As a result, the Target Fund will redeem any fractional shares held by shareholders at NAV immediately prior to the Reorganization. Such redemption will result in a cash payment, which is expected to be small and will likely be taxable to some extent for shareholders who hold fractional shares in a taxable account. Shareholders should consult their tax advisors to determine the effect of such redemption.

After the Reorganization, individual shares of the Acquiring Fund may only be purchased and sold on Nasdaq, other national securities exchanges, electronic crossing networks and other alternative trading systems. Should a former Target Fund shareholder decide to purchase or sell shares in the Acquiring Fund after the Reorganization, the shareholder will need to place a trade through a broker who will execute the trade on an exchange at prevailing market prices. Because Acquiring Fund Shares trade at market prices rather than at NAV, Acquiring Fund Shares may trade at a price less than (discount) or greater than (premium) the Acquiring Fund’s NAV. As with all ETFs, your broker may charge a commission for purchase and sale transactions, although ETFs trade with no transaction fees (NTF) on many platforms. In addition, it is the ETF Trust’s understanding that the brokerage account statements that Acquiring Fund shareholders will receive from financial intermediaries following the Reorganization will provide information on the market price of the Acquiring Fund’s shares and not the NAV per share of the Acquiring Fund as would be the case for a mutual fund.

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Will the Reorganization affect the way my investments are managed?

No. The Acquiring Fund will be managed using the same investment goal and principal investment strategies currently used by the Target Fund.

For a more complete discussion, see the sections below titled: “COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS ‒ Are there any significant differences between the investment goals, policies and strategies of the Funds?” and “How do the principal investment risks of the Funds compare?” and “COMPARISONS OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS – How do the investment goals, strategies, policies and risks of the Funds compare?” and “What are the principal investment risks associated with investments in the Funds?”.

Are there any differences in risks between the Target Fund and the Acquiring Fund?

Yes. While most of the risks of the Target Fund and the Acquiring Fund are the same, the Acquiring Fund is subject to certain risks unique to operating as an ETF. The Acquiring Fund is subject to:

●

Market Trading Risk. The Acquiring Fund faces numerous market trading risks, including the potential lack of an active market for Acquiring Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Acquiring Fund. Any of these factors, among others, may lead to the Acquiring Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Acquiring Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The Acquiring Fund’s sub-advisor cannot predict whether shares will trade above (premium), below (discount) or at NAV.

●

Authorized Participant Concentration Risk. There are a limited number of institutions involved with creation and/or redemption orders (each, an “Authorized Participant”) with respect to the Acquiring Fund, and if no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Acquiring Fund Shares may trade at a discount to NAV and possibly face trading halts and/or delisting.

●

Small Fund Risk. When the Acquiring Fund’s size is small, the Acquiring Fund may experience low trading volume and wide bid/ask spreads. In addition, the Acquiring Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange.

For a more complete discussion, see the sections below titled: “COMPARISONS OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS – How do the investment goals, strategies, policies and risks of the Funds compare?” and “What are the principal investment risks associated with investments in the Funds?”.

Will the fees and expenses of the Acquiring Fund be lower than the fees and expenses of the Target Fund?

The total expense ratio for the Acquiring Fund is lower than the expense ratios of the Target Fund for Class A, Class C, Class R and Class I shares as noted below. The expense ratio for the Acquiring Fund will be the same as the expense ratio of the Target Fund for Class IS shares. In addition, the Acquiring Fund will be subject to a unitary fee structure, which will require the Acquiring Fund’s investment manager, Franklin Advisers, Inc. (“FAV”), to pay the Acquiring Fund’s ordinary operating expenses (with limited exceptions as described below) without any increase in the Acquiring Fund’s management fee, typically resulting in lower fees and expenses to shareholders. This obligation to bear fund expenses is part of the Acquiring Fund’s investment management agreement and cannot be changed without the approval of shareholders.

The unitary management fee (the “Unitary Fee”) of the Acquiring Fund (0.65%) is higher than the management fee of the Target Fund (0.55%). However, as noted above, the Acquiring Fund has a Unitary Fee, which means that FAV will use the Unitary Fee it receives to reimburse the Acquiring Fund for all acquired fund fees and expenses (such as those associated with the Acquiring Fund’s investment in a Franklin Templeton money fund) and to pay all of the ordinary operating expenses of the Acquiring Fund, including, but not limited to, transfer agent fees, custodian fees, counsel fees, auditor fees, and securities registration and filing fees. Certain expenses will not be paid by FAV and will be borne by the Acquiring Fund including (i) the Acquiring Fund’s management fee, (ii) payments under the Acquiring Fund’s Rule 12b-1 plan (if any), (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) taxes, (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the ETF Trust or the Acquiring Fund may be a party and indemnification of the trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses. The management fee of the Target Fund pays for only the Target Fund’s investment management services and certain administrative services, such as supervising the overall administration of the Target Fund, including negotiation of contracts and fees with and the monitoring of performance and billings of the Target Fund’s transfer agent, shareholder servicing agents, custodian and other independent contractors or agents, and providing certain compliance, fund accounting, regulatory reporting, and tax reporting services. There are other additional fees and expenses such as transfer agent fees, custodian fees, fund accounting fees, counsel fees, auditor fees, securities registration and filing fees, distribution and service fees, interest, brokerage commissions, taxes, and extraordinary expenses reflected in “Other expenses” and “Distribution and service (12b-1) fees” in the table below that are borne by shareholders of the Target Fund.

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ANNUAL OPERATING EXPENSE TABLE FOR CLASS A, CLASS C, CLASS R, CLASS I AND CLASS IS SHARES OF THE TARGET FUND AND PROJECTED FEES FOR THE ACQUIRING FUND AFTER THE REORGANIZATION (AS OF SEPTEMBER 30, 2021)

ANNUAL FUND OPERATING EXPENSES	Target Fund	Target Fund	Target Fund	Target Fund	Target Fund	Pro Forma Acquiring Fund
Class	A	C	R	I	IS
Management fees	0.55%	0.55%	0.55%	0.55%	0.55%	0.65%
Distribution and service (12b-1) fees	0.25	1.00	0.50	None	None	None
Other expenses	0.28	0.20	0.56	0.19	0.12	0
Total annual Fund operating expenses	1.08	1.75	1.61	0.74	0.67	0.65
Fee waiver and/or expense reimbursement[1]	—	—	(0.26)	—	(0.02)	0
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.08	1.75	1.35	0.74	0.65	0.65

[1]

LMPFA has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 1.10% for Class A shares, 1.85% for Class C shares, 1.35% for Class R shares, 0.75% for Class I shares and 0.65% for Class IS shares of the Target Fund, subject to recapture as described below. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2023 without the Legg Mason Trust Board’s consent. LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the investment manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will the investment manager recapture any amount that would result, on any particular business day of the Target Fund, in the class’ total annual fund operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

For a more detailed comparison of the Funds’ fees and expenses, see the sections below titled “COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS ‒ What are the Funds’ investment management fee rates?” and “What are the fees and expenses of each Fund and what might they be after the Reorganization?”.

Who will pay the costs in connection with the Reorganization?

The estimated cost of the Reorganization is expected to be approximately $460,000. FAV will bear 100% of the Reorganization costs except for any related portfolio transaction costs, which are expected to be de minimis (less than $10,000). FAV will bear the costs of the Reorganization whether or not the Reorganization is consummated.

What are some features of ETFs that differ from mutual funds?

The following are some unique features of ETFs as compared to mutual funds:

Transparency. The Acquiring Fund will be a transparent ETF that operates with full transparency to its portfolio holdings. Following the Reorganization, the Acquiring Fund, like other transparent ETFs, will make its portfolio holdings public each day. This holdings information, along with other information about the Acquiring Fund, will be available on the Acquiring Fund’s website at https://www.franklintempleton.com/investor/investments-and-solutions/investment-options/etfs/.

Tax Efficiency. In a mutual fund, when portfolio securities are sold, including in order to rebalance holdings or to raise cash for redemptions, the sale can create capital gains that impact all taxable shareholders of the mutual fund. In contrast, many ETFs create and redeem their shares in kind. ETFs do not recognize capital gain on in-kind distributions in redemption of their shares, which enables them to distribute appreciated securities to redeeming shareholders without recognizing gain on those securities. Thus, an ETF’s in-kind redemptions generally do not result in taxable distributions for its non-redeeming shareholders. Instead, non-redeeming ETF shareholders in an ETF that creates and redeems its shares in kind may recognize capital gains with respect to their ETF shares when they sell their ETF shares. The Acquiring Fund intends to create and redeem its shares in kind.

Sales of ETF Shares on an Exchange throughout the Day. ETFs provide shareholders with the opportunity to purchase and sell shares throughout the day at market-determined prices, instead of being required to wait to make a purchase or a redemption at the next calculated NAV per share at the end of the trading day. This means that when a shareholder decides to purchase or sell shares of the ETF, the shareholder can act on that decision immediately by contacting the shareholder’s broker to execute the trade. The market price of the ETF may be higher or lower than the ETF’s NAV per share, and may be higher or lower than the ETF’s next calculated NAV at the close of the trading day.

Sales only through a Broker. Unlike a mutual fund’s shares, individual shares of ETFs, like the Acquiring Fund, are not directly purchased or redeemed from the Acquiring Fund at NAV. Shares of the Acquiring Fund may be purchased or redeemed directly from the Acquiring Fund only in block size creation units of 50,000 or more or multiples thereof, and only an Authorized Participant may engage in purchase or redemption transactions directly with the Acquiring Fund. Once created, shares of the Acquiring Fund

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generally trade in the secondary market in amounts less than a creation unit. Acquiring Fund Shares may only be purchased and sold on a stock exchange through a broker at market prices. When buying and selling shares through a financial intermediary, a shareholder may incur brokerage or other charges determined by the financial intermediary, although ETFs trade with no transaction fees (NTF) on many platforms. In addition, a shareholder of an ETF, such as the Acquiring Fund, may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Because ETF shares trade at market prices rather than at NAV, shares of an ETF, like the Acquiring Fund, may trade at a price less than (discount) or greater than (premium) the Acquiring Fund’s NAV. The trading prices of an ETF’s shares in the secondary market will fluctuate continuously throughout trading hours based on the supply and demand for the ETF’s shares and shares of the underlying securities held by the ETF, economic conditions and other factors.

In addition, the Acquiring Fund is subject to certain risks unique to operating as an ETF. For more information, see “Are there any differences in risks between the Target Fund and the Acquiring Fund?” above.

What are the federal income tax consequences of the Reorganization?

The Reorganization is expected to constitute a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended, (the “Code”) and generally is not expected to result in recognition of gain or loss by the Target Fund or its shareholders. However, immediately prior to the Reorganization, most shareholders will receive cash compensation for fractional shares of the Target Fund that they hold. Such shareholders will generally be required to recognize gain or loss upon the receipt of cash for their fractional shares.

As a condition of the closing of the Reorganization and assuming the parties comply with the terms of the Plan, the Legg Mason Trust and the ETF Trust will receive an opinion of counsel regarding the federal income tax consequences of the Reorganization. Shareholders should consult their tax advisers about state and local tax consequences of the Reorganization, if any, because the information about tax consequences in this Prospectus/Proxy Statement relates only to the federal income tax consequences of the Reorganization. For more information, please see the section “FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION.”

How do the purchase procedures of the Funds compare?

Shares of the Target Fund are sold on a continuous basis by Franklin Distributors, LLC (“Distributors”) at the next calculated NAV per share at the end of the trading day that the New York Stock Exchange (“NYSE”) is scheduled to be open for business. Acquiring Fund Shares may be purchased only on Nasdaq, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market determined prices, which means that the market price per share of the ETF may be higher or lower than the ETF’s NAV per share, and may be higher or lower than the ETF’s next calculated NAV at the close of the trading day. You may pay brokerage commissions and other fees to financial intermediaries in connection with the purchase of shares of the Acquiring Fund (although you will not pay such commissions in connection with the shares of the Acquiring Fund received in the Reorganization).

Sales Charges. Class A shares of the Target Fund are currently subject to a front-end sales charge and a contingent deferred sales charge (“CDSC”) applies on purchases of $1,000,000 or more redeemed within 18 months of purchase, and Class C shares of the Target Fund are currently subject to a CDSC on shares redeemed within one year of purchase. No front-end sales charge or CDSC will be imposed on shares of the Target Fund exchanged for shares of the Acquiring Fund in connection with the Reorganization. In addition, effective May 2, 2022, the Target Fund has implemented waivers of any applicable front-end sales charge or CDSC in order to allow shareholders who do not wish to invest in the Acquiring Fund, or who may wish to invest in other eligible mutual funds sold by Distributors, to redeem or exchange their Target Fund shares prior to the consummation of the Reorganization without incurring a CDSC in connection with the redemption or exchange or a sales charge in connection with the exchange. No sales charges are imposed on shares of the Acquiring Fund.

Rule 12b-1 Fees. Class A shares, Class C shares, and Class R shares of the Target Fund are subject to Rule 12b-1 fees of 0.25%, 1.00%, and 0.50%, respectively. Class I and Class IS shares of the Target Fund are not subject to any shareholder services or Rule 12b-1 fees. The ETF Trust has adopted a Rule 12b-1 plan under the Investment Company Act of 1940, as amended (the “1940 Act”), for the Acquiring Fund with an annual fee of 0.25%. Acquiring Fund management currently does not intend that the Rule 12b-1 plan would be implemented for the Acquiring Fund at the time of the Reorganization or for the foreseeable future.

For a more complete discussion, see the section below titled “COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS ‒ What are the purchase procedures of the Funds?”.

How do the redemption procedures and exchange privileges of the Funds compare?

Shares of the Target Fund may be sold (redeemed) at the next calculated NAV directly with the Target Fund each day that the NYSE is scheduled to be open for business. Unlike the Target Fund, individual shares of the Acquiring Fund are not sold at NAV per share directly by the Acquiring Fund. Acquiring Fund Shares may be sold only on Nasdaq, other national securities exchanges, electronic

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crossing networks and other alternative trading systems through your broker-dealer at market determined prices, which means that the market price per share of the ETF may be higher or lower than the ETF’s NAV per share, and may be higher or lower than the ETF’s next calculated NAV at the close of the trading day. You may pay brokerage commissions and other fees to financial intermediaries in connection with the sale of shares of the Acquiring Fund.

Shareholders of the Target Fund may exchange their Target Fund Shares for shares of the same class of any other fund sold by Distributors, provided that the fund shares to be acquired in the exchange are available to new investors in such other fund and the shareholder is eligible to invest in such shares. In addition, shareholders of the Target Fund may exchange Target Fund Shares for a different share class of the Target Fund provided they meet the eligibility requirements of the share class into which they are exchanging. As an ETF, the Acquiring Fund does not provide for the exchange of shares.

For a more complete discussion, see the section below titled “COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS ‒ What are the redemption procedures and exchange privileges of the Funds?”.

What is the anticipated timing of the Reorganization?

The Meeting, which will be conducted exclusively online via live webcast, is scheduled to occur on June 30, 2022. If the necessary approval is obtained and all other closing conditions of the Reorganization under the Plan are satisfied or waived, the Reorganization is currently expected to be completed on or about October 28,2022.

What happens if the Reorganization is not approved?

If the Reorganization is not approved by the Target Fund’s shareholders or does not close for any reason, such shareholders will remain shareholders of the Target Fund, and the Target Fund will continue to operate. The Board then will consider such other actions as it deems necessary or appropriate for the Target Fund.

What do I need to do to prepare for the Reorganization?

It is important for you to determine whether you hold your Target Fund shares in the type of account that can accommodate the ETF shares that will be received in the Reorganization. If you hold your shares of the Target Fund in an account directly with the Target Fund at the Target Fund’s transfer agent or in a brokerage account with a financial intermediary that only allows you to hold mutual fund shares, you will need to set up a brokerage account that allows investment in ETF shares if the Reorganization is approved and you elect to participate in the Reorganization.

Transferring Target Fund Shares to an Already Existing Brokerage Account. Transferring your shares from the Target Fund’s transfer agent to a brokerage account should be a simple process. If you have a brokerage account or a relationship with a brokerage firm, please talk to the broker and inform the broker that you would like to transfer a mutual fund position that you hold directly with the Target Fund into your brokerage account. Also inform your broker that such an account will need to be set up to accept ETF shares. If you do not have a brokerage account or a relationship with a brokerage firm, you will need to open an account if the Reorganization is approved and you elect to participate in the Reorganization.

You should provide your broker with a copy of the quarterly statement from the Target Fund. The broker will require your account number with the Target Fund, which can be found on your statement. The broker will help you complete a form to initiate the transfer. Once you sign that form, the broker will submit the form to the transfer agent directly, and the shares will be transferred into your brokerage account.

Transferring Target Fund Shares from a Non-Accommodating Brokerage Account to a Brokerage Account that Accepts ETF Shares. The broker where you hold the Target Fund shares should be able to assist you in changing the characteristics of your brokerage account to an account that is permitted to invest in ETF shares. Contact your broker right away to make the necessary changes to your account.

You can contact your financial advisor or other financial intermediary for further information. You also may contact Franklin Templeton Investments at (800) DIAL-BEN/ (800) 342-5236.

What will happen if I don’t have a Brokerage Account that can accept ETF shares at the time of the Reorganization?

If your shares are held in an account that cannot accept ETF shares at the time of the Reorganization of the Target Fund, the Acquiring Fund Shares received by you in the Reorganization will be held by a stock transfer agent, American Stock Transfer & Trust Company, LLC (“American Stock Transfer & Trust”), until a brokerage account is identified into which American Stock Transfer & Trust can transfer the shares. As planned, if the Acquiring Fund Shares are not transferred into a brokerage account within a year of the date of the Reorganization, the Acquiring Fund Shares will be converted to cash and the cash proceeds will be sent to the accountholder of record (subject to applicable federal or state laws concerning unclaimed property). The conversion of Acquiring Fund Shares to cash may be subject to fees and expenses and will likely be a taxable event for shareholders who hold their

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shares in a taxable account. If you think the Acquiring Fund Shares received by you in the Reorganization will be held by American Stock Transfer & Trust, after the Reorganization is consummated, you may contact them by e-mailing help@astfinancial.com or calling (800) 937-5449.

What if the Reorganization is approved by shareholders and I don’t want to hold ETF shares?

If the Reorganization is approved and you do not want to receive ETF shares in connection with the Reorganization, you may redeem or exchange your Target Fund shares into another eligible fund sold by Distributors prior to the Reorganization. If a Target Fund shareholder redeems his or her shares and such shares are held in a taxable account, the shareholder may recognize a taxable gain or loss based on the difference between the Target Fund shareholder’s tax basis in the shares and the amount that the redeeming shareholder receives for them.

How will shareholder voting be handled?

Shareholders who own shares of the Target Fund at the close of business on April 20, 2022 (the “Record Date”), will be entitled to vote at the Meeting, and each share (or fractional share) of the Target Fund outstanding as of the Record Date is entitled to a number of votes equal to the net asset value of that share (or fractional share) in U.S. dollars as of the Record Date. This method of voting is referred to as “dollar-weighted” voting. Approval of the Reorganization by the Target Fund requires the affirmative vote of the lesser of: (i) a majority of the voting power of the outstanding voting securities of the Target Fund or (ii) 67% or more of the voting power of the voting securities of the Target Fund present or represented by proxy at the Meeting if the holders of shares representing more than 50% of the voting power of the outstanding voting securities of the Target Fund are present or represented by proxy (“1940 Act Majority Vote”). AST Fund Solutions, LLC is a company that has been retained by the Target Fund to assist in the solicitation of proxies, and collect and tabulate shareholder votes. AST Fund Solutions, LLC is not affiliated with the Funds or with Franklin Resources, Inc.

Please vote by proxy as soon as you receive this Prospectus/Proxy Statement. You may cast your vote by completing, signing, and mailing the enclosed proxy card(s), by calling the number on the enclosed proxy card(s), or, online by following the on-line instructions if your account is eligible. If you vote by any of these methods, the persons appointed as proxies will officially cast your votes on your behalf at the Meeting. You may also attend the Meeting and cast your vote at the Meeting, which is being conducted exclusively online via live webcast.

You can revoke your proxy or change your voting instructions at any time until the vote is taken at the Meeting. For more details about shareholder voting, see the “VOTING INFORMATION” section of this Prospectus/Proxy Statement.

What is the Board’s recommendation regarding the proposal?

The Board unanimously recommends that you vote FOR the Reorganization. At a meeting held on November 2-3, 2021, the Board, on behalf of the Target Fund, considered the proposal to reorganize the Target Fund with and into the Acquiring Fund, unanimously approved the Plan, and voted to recommend that shareholders of the Target Fund vote to approve the Plan. For the reasons set forth in the “REASONS FOR THE REORGANIZATION” section of this Prospectus/Proxy Statement, the Board, including the Independent Trustees (as defined below), have determined that participation in the Reorganization is in the best interests of the Target Fund. The Board also concluded that no dilution in value would result to the shareholders of the Target Fund as a result of the Reorganization.

THE BOARD, ON BEHALF OF THE TARGET FUND,
UNANIMOUSLY RECOMMENDS THAT YOU VOTE TO APPROVE THE PLAN.

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COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS

Are there any significant differences between the investment goals, policies and strategies of the Funds?

The Target Fund and Acquiring Fund have identical investment goals. The Target Fund and Acquiring Fund employ identical principal investment strategies in seeking to achieve their goals.

Investment Goals and Strategies

Each Fund seeks to provide long-term capital appreciation by quantitatively investing in U.S. equities. The portfolio managers use a proprietary quantitative model designed by the Fund’s sub-advisor, Brandywine Global Investment Management, LLC (“Sub-Advisor”), to identify investments for each Fund. To identify investments, the model evaluates multiple quantitative characteristics for each potential stock investment and applies specific rules to select stocks for investment based on these characteristics. The Sub-Advisor’s quantitative model seeks to identify stocks that appear to have upside potential and relatively low downside risk relative to the Russell 1000 Value Index. The quantitative model analyzes factors regarding a stock’s valuation and quality, as well as market sentiment toward a stock, to select stocks that may have the potential to outperform the Russell 1000 Value Index. The Funds seek to do this by purchasing stocks that the Sub-Advisor’s proprietary quantitative model identifies as having low valuations and appropriate quantitative characteristics for the market environment. The quantitative factors are selected based on prevailing market conditions and include, among other things, earnings quality and profitability, investor sentiment, and management’s utilization of capital.

Each Fund will typically invest in a stock when it meets the large capitalization threshold and its historical price-to-earnings or price-to-book ratios relative to the Russell 1000 Value Index indicate a potentially attractive valuation and the quantitative model ranks it with a high multi-factor score. Each Fund will typically sell a stock when its multi-factor score reaches a sell target set by the quantitative model, its historical price-to-earnings and price-to-book ratios relative to the Russell 1000 Value Index exceed the upper thresholds, or its market capitalization falls below the Fund’s large capitalization definition.

Each Fund will only invest in U.S. traded companies, which may include companies incorporated outside the U.S. which conduct a significant portion of their activities in the U.S. and are considered U.S. companies in the Russell U.S. indices.

Investment Policies and Restrictions

The Target Fund and Acquiring Fund have adopted substantially similar fundamental investment policies and restrictions regarding borrowing money, acting as underwriter, making loans, purchasing or selling real estate or physical commodities, issuing senior securities, and concentrating in an industry. The Acquiring Fund has adopted an additional fundamental investment restriction regarding investment diversification. The Acquiring Fund may not purchase the securities of any one issuer (other than the U.S. government or any of its agencies or instrumentalities or securities of other investment companies, whether registered or excluded from registration under Section 3(c) of the 1940 Act) if immediately after such investment (i) more than 5% of the value of the Acquiring Fund’s total assets would be invested in such issuer or (ii) more than 10% of the outstanding voting securities of such issuer would be owned by the Acquiring Fund, except that up to 25% of the value of the Acquiring Fund’s total assets may be invested without regard to such 5% and 10% limitations. Though the Target Fund does not include the same fundamental investment restriction, in practice, as a diversified fund under the 1940 Act, the Target Fund’s approach to purchasing the securities of any one issuer is the same as the Acquiring Fund’s approach.

For more information about the investment goals, strategies and policies of the Funds, please see the section entitled “COMPARISONS OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS” in this Prospectus/Proxy Statement.

How do the principal investment risks of the Funds compare?

An investment in each Fund involves risks common to most U.S. large capitalization equity funds. You could lose money by investing in either Fund. Because the investment policies of the Funds are identical, the Funds have substantially similar principal investment risks. The Funds have in common the principal investment risks of Market, Value Style Investing, Quantitative Models, Focus, Large Capitalization Companies, Management, Portfolio Turnover, and Large Shareholder. The Acquiring Fund is subject to the following additional risks unique to operating as an ETF: Market Trading, Authorized Participant Concentration, and Small Fund.

For more information about the principal risks of the Funds, please see the section “COMPARISONS OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS – What are the principal investment risks associated with investments in the Funds?”.

What are the purchase procedures of the Funds?

Shares of the Acquiring Fund are sold without a sales charge. Unlike the Target Fund, shares of the Acquiring Fund are not purchased at NAV directly with the Acquiring Fund. The Acquiring Fund will issue (or redeem) shares at NAV only to certain financial institutions that have entered into agreements with the Acquiring Fund’s distributor in large, aggregated blocks known as “Creation

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Units.” A Creation Unit of the Acquiring Fund consists of a specified number of shares as stated in the Acquiring Fund’s Prospectus. Creation Units are generally issued (or redeemed) in kind for securities (and an amount of cash) that the Acquiring Fund specifies each day at the NAV next determined after receipt of an order.

The Target Fund and the Acquiring Fund have different procedures for the purchase of shares. Shares of the Target Fund are sold on a continuous basis at NAV by Distributors. Class A shares of the Target Fund are generally sold at NAV per share plus a sales charge. The maximum front-end sales charge imposed on purchases of Class A shares for the Target Fund is 5.75% with reduced charges for purchases of $25,000 or more and no front-end sales charge for purchases of $1 million or more. There is generally a 1.00% contingent deferred sales charge (“CDSC”) for purchases of $1 million or more on Class A shares of the Target Fund if they are sold within 18 months of purchase, and for any purchase of Class C shares of the Target Fund if they are sold within one year of purchase. Class R, I, and IS shares of the Target Fund are not subject to a sales charge.

Acquiring Fund Shares may only be purchased on Nasdaq, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Shares of the Acquiring Fund can be bought during the day like shares of other publicly traded companies. Buying Acquiring Fund Shares on an exchange involves certain costs. When buying shares through a financial intermediary, you may incur brokerage or other charges determined by your financial intermediary, although ETFs trade with no transaction fees (NTF) on many platforms. In addition, a shareholder of the Acquiring Fund may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying shares in the secondary market (the “bid-ask spread”). Because Acquiring Fund Shares trade at market prices rather than at NAV, Acquiring Fund Shares may trade at a price less than (discount) or greater than (premium) the Acquiring Fund’s NAV. The trading prices of Acquiring Fund Shares in the secondary market will fluctuate continuously throughout trading hours based on the supply and demand for Acquiring Fund Shares and shares of the underlying securities held by the Acquiring Fund, economic conditions and other factors, rather than the Acquiring Fund’s NAV, which is calculated at the end of each business day.

Holders of shares of the Target Fund will not be assessed a front-end sales charge or CDSC in connection with the Reorganization. Additional information and specific instructions explaining how to buy shares of each Fund are outlined in each Fund’s prospectus under the heading “Purchase and Sale of Fund Shares.”

What are the redemption procedures and exchange privileges of the Funds?

The Funds have different features for redeeming and exchanging shares. Redemption proceeds of the Target Fund are remitted by check, wire, or electronic transfer (ACH) after receipt of proper documents. Redemptions may be made by contacting your Service Agent, or, if you hold shares directly with the Target Fund, by mail, and by telephone if your account application permits. The Target Fund’s shares may be redeemed at any time at the NAV next calculated after a shareholder’s request is received in proper form. Unlike the Target Fund, shares of the Acquiring Fund are not sold at NAV directly with the Acquiring Fund. The Acquiring Fund will redeem shares at NAV only in Creation Units, and shares generally may only be sold on exchanges and other trading platforms, as explained above in the section titled “What are the purchase procedures of the Funds?”.

Shareholders of the Target Fund may exchange their Target Fund Shares for shares of the same class of any other fund sold by Distributors, provided that the fund shares to be acquired in the exchange are available to new investors in such other fund and the shareholder is eligible to invest in such shares. In addition, shareholders of the Target Fund may exchange Target Fund Shares for a different share class of the Target Fund provided they meet the eligibility requirements of the share class into which they are exchanging. Shareholders of the Target Fund may exchange shares of the Target Fund for the same class of shares of other funds sold by Distributors on any day that both the Target Fund and the fund into which the shareholder is exchanging are open for business. As an ETF, the Acquiring Fund does not provide for the exchange of shares.

Who manages the Funds?

The oversight of the operations of the Target Fund is the responsibility of the Board, and the management of the business of the Acquiring Fund is the responsibility of the Board of Trustees of the ETF Trust (the “ETF Trust Board”). The Board and the ETF Trust Board each elect officers, who are responsible for the day-to-day operations of the Funds.

Investment Manager of Target Fund. Legg Mason Partners Fund Advisor, LLC (“LMPFA”), 620 Eighth Avenue, New York, New York 10018, serves as investment manager and provides administrative and certain oversight services to the Target Fund.

Investment Manager of Acquiring Fund. Franklin Advisers, Inc. (“FAV”), One Franklin Parkway, San Mateo, CA 94403-1906, serves as investment manager and provides administrative and certain oversight services to the Acquiring Fund.

Sub-Advisor to the Funds. Brandywine Global Investment Management, LLC (“Brandywine Global” or the “Sub-Advisor”), 1735 Market Street, 18th Floor, Philadelphia, Pennsylvania 19103, serves as sub-advisor to the Funds. As sub-advisor, Brandywine Global, subject to LMPFA’s supervision (in the case of the Target Fund), and FAV’s supervision (in the case of the Acquiring Fund), provides the day-to-day management of each Fund’s investments.

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LMPFA, Brandywine Global, and FAV are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“FRI”). FRI is a publicly owned holding company with its principal offices located at One Franklin Parkway, San Mateo, CA 94403-1906. FAV and its affiliates have over $1.5 trillion in assets under management as of January 31, 2022. Charles B. Johnson (former Chairman and Director of FRI) and Rupert H. Johnson, Jr. are principal shareholders of FRI.

Acquiring Fund’s Manager of Managers Structure. The ETF Trust Board has authorized the Acquiring Fund to operate in a “manager of managers” structure whereby the investment manager can appoint and replace both affiliated and unaffiliated sub-advisors, and enter into, amend and terminate sub-advisory agreements with such sub-advisors, each subject to board approval but without obtaining prior shareholder approval (“Manager of Managers Structure”). In contrast, the Target Fund must generally obtain shareholder approval of the appointment of a new sub-advisor. For more information about the Manager of Managers Structure, see the section titled “COMPARISONS OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS-How do the investment goals, strategies, policies and risks of the Funds compare?- Manager of Managers Structure.”

Fund Management Team. The portfolio managers have responsibility for the day-to-day management of the Funds and operate as a team to develop ideas and implement investment strategy for each Fund. The day-to-day portfolio management of each Fund is the responsibility of Brandywine Global.

The portfolio managers responsible for the day-to-day management of each Fund are Michael Fleisher, Henry Otto, and Steven Tonkovich.

Mr. Fleisher is a Portfolio Manager of the Funds and is responsible for the day-to-day management. He has been employed at Brandywine Global since 1997.

Mr. Otto is a Co-Portfolio Manager and is responsible for the day-to-day management of the Funds. He is also a Managing Director of Brandywine Global. Mr. Otto is a senior portfolio manager and has been employed at Brandywine Global since 1988.

Mr. Tonkovich is a Co-Portfolio Manager and is responsible for the day-to-day management of the Funds. He is also a Managing Director of Brandywine Global. Mr. Tonkovich is a senior portfolio manager and securities analyst and has been employed at Brandywine Global since 1989.

The SAI for the Target Fund dated January 28, 2022, as supplemented, (the “Target Fund SAI”) and the SAI for the Acquiring Fund dated April 6, 2022 (the “Acquiring Fund SAI”), provide additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds. For information on how to obtain a copy of the Target Fund SAI and the Acquiring Fund SAI, please see the section entitled “INFORMATION ABOUT THE FUNDS.”

What are the Funds’ investment management fee rates?

The investment management fee paid to LMPFA, with respect to the Target Fund is equal to an annual rate of 0.55% of the Target Fund’s average daily net assets. LMPFA pays Brandywine Global, as sub-advisor, a fee equal to 90% of the management fee paid to LMPFA by the Target Fund, net of any fee waivers and expense reimbursements.

FAV will serve as investment manager to the Acquiring Fund. The Acquiring Fund, unlike the Target Fund, will have a Unitary Fee. The Unitary Fee paid to FAV is equal to the annual rate of 0.65% of the Acquiring Fund’s average daily net assets. Under the Unitary Fee, FAV reimburses the Acquiring Fund for all acquired fund fees and expenses (such as those associated with the Acquiring Fund’s investment in a Franklin Templeton money fund) and pays all of the ordinary operating expenses of the Acquiring Fund, except for (i) the Acquiring Fund’s management fee, (ii) payments under the Acquiring Fund’s Rule 12b-1 plan (if any), (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) taxes, (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the ETF Trust or the Acquiring Fund may be a party and indemnification of the trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses.

The Unitary Fee of the Acquiring Fund (0.65%) is higher than the management fee of the Target Fund (0.55%). However, the Acquiring Fund’s management fee is a Unitary Fee, which means that FAV will use the Unitary Fee it receives to reimburse the Acquiring Fund for all acquired fund fees and expenses (such as those associated with the Acquiring Fund’s investment in a Franklin Templeton money fund) and to pay all of the ordinary operating expenses of the Acquiring Fund, including, but not limited to, transfer agent fees, custodian fees, counsel fees, auditor fees, and securities registration and filing fees, except for certain exclusions noted in the above paragraph. The management fee of the Target Fund pays for only the Target Fund’s investment management services and certain administrative services, such as supervising the overall administration of the Target Fund, including negotiation of contracts and fees with and the monitoring of performance and billings of the Target Fund’s transfer agent, shareholder servicing agents, custodian and other independent contractors or agents, and providing certain compliance, fund accounting, regulatory reporting, and tax reporting services. There are other additional fees and expenses such as transfer agent fees, custodian fees, fund accounting fees, counsel fees, auditor fees, securities registration and filing fees, distribution and service fees, interest, brokerage commissions, taxes, and extraordinary expenses that are borne by shareholders of the Target Fund.

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Brandywine Global serves as sub-advisor to the Acquiring Fund pursuant to a sub-advisory agreement with FAV. Under the sub-advisory agreement, FAV pays Brandywine Global a sub-advisory fee based on 96% of the net investment advisory fee payable by the Acquiring Fund to FAV (the “Net Investment Advisory Fee”), calculated daily. The Net Investment Advisory Fee is equal to (i) the total investment management fees payable to FAV, minus any Acquiring Fund fees and/or expenses paid, waived or reimbursed by FAV, including as part of the Acquiring Fund’s Unitary Fee structure pursuant to the investment management agreement, minus (ii) any fees payable by FAV to Franklin Templeton Services, LLC (“FT Services”) for fund administrative services.

LMPFA provides administration services to the Target Fund pursuant to its investment management agreement with the Target Fund. FAV has an agreement with FT Services to provide certain administrative services and facilities to the Acquiring Fund.

For the fiscal year ended September 30, 2021, the Target Fund paid LMPFA a net fee after waivers and expense reimbursements of $1,170,146 for its management and administrative services provided. Because the Acquiring Fund has not yet commenced operations, no management or administrative services fees have been paid to FAV or FT Services.

What are the fees and expenses of each Fund and what might they be after the Reorganization?

Shareholders of the Funds pay various fees and expenses, either directly or indirectly. The tables below show the fees and expenses that you would pay if you were to buy, hold or sell shares of each Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. The fees and expenses in the tables appearing below are based on the expenses of the Target Fund for the fiscal year ended September 30, 2021 and the anticipated expenses of the Acquiring Fund during its first year of operation. The tables also show the pro forma expenses of the Acquiring Fund after giving effect to the Reorganization, based on pro forma net assets as of September 30, 2021. Pro forma numbers are estimated in good faith and are hypothetical. Actual expenses may vary significantly. You will not pay any sales load, CDSC, brokerage commission, redemption fee, or other transaction fee in connection with the receipt of ETF shares from the Reorganization.

TABLE OF SHAREHOLDER FEES

The following table shows shareholder fees paid directly from a new investment in the Target Fund. You will not pay these charges in connection with the Reorganization.

Shareholder Fees (fees paid directly from your investment)	Target Fund	Target Fund	Target Fund	Target Fund	Target Fund	Pro Forma Acquiring Fund
Class	A	C	R	I	IS
Maximum sales charge (load) imposed on purchase (as a percentage of offering price)	5.75%[1,2]	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sales proceeds)[3]	None[4]	1.00%	None	None	None	None
Small account fee[5]	$15	$15	None	None	None	None

[1]	The sales charge is waived for shareholders purchasing Class A shares through accounts where Distributors is the broker-dealer of record (“Distributors Accounts”).
[2]

Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge. For additional information, see “Additional information about each share class — Sales charges” in the Target Fund’s Prospectus.

[3]	Maximum deferred sales charge (load) may be reduced over time.
[4]

Shareholders may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if they redeem those shares within 18 months of their purchase, they will pay a contingent deferred sales charge of 1.00%.

[5]

If the value of a Target Fund account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the Target Fund may charge the account holder a fee of $3.75 per account that is determined and assessed quarterly by the Target Fund or the shareholder’s Service Agent (with an annual maximum of $15.00 per account).

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ANNUAL OPERATING EXPENSE TABLE FOR CLASS A, CLASS C, CLASS R, CLASS I AND CLASS IS SHARES OF THE TARGET FUND AND PROJECTED FEES FOR THE ACQUIRING FUND AFTER THE REORGANIZATION

ANNUAL FUND OPERATING EXPENSES	Target Fund	Target Fund	Target Fund	Target Fund	Target Fund	Pro Forma Acquiring Fund
Class	A	C	R	I	IS
Management fees	0.55%	0.55%	0.55%	0.55%	0.55%	0.65%
Distribution and service (12b-1) fees	0.25	1.00	0.50	None	None	None
Other expenses	0.28	0.20	0.56	0.19	0.12	0
Total annual Fund operating expenses	1.08	1.75	1.61	0.74	0.67	0.65
Fee waiver and/or expense reimbursement[1]	—	—	(0.26)	—	(0.02)	0
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.08	1.75	1.35	0.74	0.65	0.65

[1]

LMPFA has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 1.10% for Class A shares, 1.85% for Class C shares, 1.35% for Class R shares, 0.75% for Class I shares and 0.65% for Class IS shares of the Target Fund, subject to recapture as described below. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2023 without the Legg Mason Trust Board’s consent. LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the investment manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will the investment manager recapture any amount that would result, on any particular business day of the Target Fund, in the class’ total annual fund operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

Example

These examples are intended to help you compare the cost of investing in the Target Fund’s Class A, Class C, Class R, Class I and IS shares with the cost of investing in the Acquiring Fund Shares, both before and after the Reorganization. The example assumes:

●	You invest $10,000 in the Target Fund and in the Acquiring Fund for the periods shown;
●	Your investment has a 5% return each year and the Funds’ operating expenses remain the same (except that any applicable fee waiver or expense reimbursement is reflected only through one year);
●	You reinvest all distributions and dividends without a sales charge; and
●	Class C shares convert to Class A shares after the Class C shares have been held for 8 years from the purchase date.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Target Fund – Class A (with or without redemption at end of period)	$679	$899	$1,136	$1,817
Target Fund – Class C (with redemption at end of period)	$278	$552	$950	$1,886
Target Fund – Class C (without redemption at end of period)	$178	$552	$950	$1,886
Target Fund – Class R (with or without redemption at end of period)	$137	$482	$851	$1,888
Target Fund – Class I (with or without redemption at end of period)	$76	$237	$412	$919
Target Fund – Class IS (with or without redemption at end of period)	$66	$212	$371	$832
Pro Forma – Acquiring Fund (assuming the Reorganization is completed)	$66	$207	$361	$808

How do the performance records of the Funds compare?

The Acquiring Fund is a newly formed “shell” fund that has not yet commenced operations, and therefore, has no performance history predating the Reorganization. The Acquiring Fund has been organized solely in connection with the Reorganization to acquire the assets and assume the liabilities of the Target Fund and continue the business of the Target Fund, except that the Acquiring Fund will operate as an ETF instead of a mutual fund. Therefore, after the Reorganization, the Target Fund and its Class IS shares will remain the “accounting survivor.” This means that the Acquiring Fund will continue to show the historical investment performance and returns of the Class IS shares of the Target Fund (even after liquidation).

The historical performance of the Target Fund, as it is to be adopted by the Acquiring Fund, is included in the Acquiring Fund’s Prospectus that has accompanied this Prospectus/Proxy Statement.

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The average annual total returns for each share class of the Target Fund, without any applicable sales charges and before taxes, as of December 31, 2021, are shown below.

Average Annual Total Return (at NAV and before taxes)	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class IS	29.17%	14.36%	14.77%	10.74%	12/27/2006
Class A	28.72%	13.88%	N/A	10.84%	11/03/2014
Class C	27.76%	13.04%	N/A	10.01%	11/03/2014
Class R	28.30%	13.57%	N/A	10.52%	11/03/2014
Class I	29.12%	14.28%	N/A	11.18%	11/03/2014
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	25.16%	11.16%	12.97%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	28.71%	18.47%	16.55%

The Target Fund’s past performance is not necessarily an indication of how the Funds will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/(800) 342-5236.

Where can I find more financial and performance information about the Target Fund?

Attached as Exhibit B below are the financial highlights tables of the Target Fund. The Target Fund Prospectus, and the Target Fund’s Annual Report for the fiscal year ended September 30, 2021, contain additional financial and performance information about the Target Fund. The documents are available free of charge upon request (see the section “INFORMATION ABOUT THE FUNDS”). The Acquiring Fund is new and has no performance history as of the date of this Prospectus/Proxy Statement. The Acquiring Fund will adopt the financial history of the Target Fund following the Reorganization.

What are other key features of the Funds?

Service Providers. The Funds use the following service providers:

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Custodian. The Bank of New York Mellon, Mutual Funds Division, 100 Church Street, New York, NY 10286, acts as custodian of the Target Fund’s securities and other assets. State Street Bank and Trust Company (“State Street”), 1 Lincoln Street, Boston, MA 02111, serves as custodian of the Acquiring Fund’s securities and other assets.

●

Shareholder Servicing and Transfer Agent. Franklin Templeton Investor Services, LLC, 3344 Quality Drive, Rancho Cordova, CA 95670-7313 is the Target Fund’s shareholder servicing agent and acts as the Target Fund’s transfer agent and dividend-paying agent. State Street is the Acquiring Fund’s transfer agent and dividend-paying agent.

●	Distributor. Franklin Distributors, LLC (“Distributors”), One Franklin Parkway, San Mateo, CA 94403-1906, serves as each Fund’s distributor.

●

Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP, 100 East Pratt Street, Suite 2600, Baltimore, Maryland 21202, serves as the Target Fund’s independent registered public accounting firm. PricewaterhouseCoopers LLP, 405 Howard Street, Suite 600, San Francisco, California 94105, serves as the Acquiring Fund’s independent registered accounting firm. The independent registered public accounting firm for each Fund audits the financial statements included in each Fund’s Annual Report to Shareholders.

Distribution and Service (12b-1) Fees. Under a Rule 12b-1 plan, the Funds may pay Distributors or others for the expenses of activities that are primarily intended to sell Acquiring Fund Shares, or in the case of the Target Fund, shares of a particular class. These expenses also may include service fees paid to securities dealers or others who have executed a servicing agreement with either Fund, Distributors or its affiliates and others who provide service or account maintenance to shareholders (service fees); and the expenses of printing prospectuses and reports used for sales purposes, of marketing support and of preparing and distributing sales literature and advertisements. Together, these expenses, including the service fees, are “eligible expenses.” In the case of the Target Fund, the 12b-1 fees charged to each class are based only on the assets attributable to that particular class.

The Target Fund 12b-1 plan. Class A shares, Class C shares and Class R shares are subject to Rule 12b-1 fees based on an annualized percentage of average daily net assets up to 0.25%, 1.00%, and 0.50%, respectively. Class I and Class IS shares of the Target Fund are not subject to any shareholder services or Rule 12b-1 fees.

The ETF Trust 12b-1 plan. The ETF Trust has adopted a Rule 12b-1 plan under the 1940 Act for the Acquiring Fund with an annual fee of up to 0.25% of average daily net assets. Management currently does not intend that the Rule 12b-1 plan would be implemented for the Acquiring Fund at the time of the Reorganization or for the foreseeable future. Management will obtain the approval of the ETF Trust Board before implementing the Rule 12b-1 plan for the Acquiring Fund.

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Fiscal Years. The fiscal/tax year end of the Target Fund is September 30. The initial fiscal/tax year end for the Acquiring Fund will be the same as the Target Fund. Management, however, expects to change the fiscal/tax year end of the Acquiring Fund to March 31 during the first year of operations to conform the Acquiring Fund with the other ETFs of the ETF Trust. The first fiscal year ending on March 31 for the Acquiring Fund is expected to be in 2023.

Dividends and Distributions. Each Fund generally pays dividends and distributes capital gains, if any, once in December and at such other times as are necessary. The Funds may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on a Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either income dividends or capital gain distributions. Your income dividends and capital gain distributions from the Target Fund will be automatically reinvested in additional shares at NAV unless you elect to receive them in cash. Your income dividends and capital gain distributions from the Acquiring Fund may be automatically reinvested in additional whole Acquiring Fund Shares only if the broker through whom you purchased the shares makes such option available.

Tax. The tax implications of an investment in each Fund are generally the same. However, the Acquiring Fund, as an ETF, may present certain tax efficiencies for investors over the Target Fund, a mutual fund. ETFs typically redeem their shares with in-kind distributions of assets, and they typically do not recognize capital gain on the in-kind redemption of their shares. The Acquiring Fund will typically create and redeem Creation Units on an in-kind basis, thereby minimizing the Acquiring Fund’s recognition of gain with respect to any appreciated securities it redeems in kind. In contrast, when portfolio securities are sold within the Target Fund, the sale can cause the recognition of capital gains within the Target Fund that generally would cause a taxable distribution to all of its shareholders—even if the shareholders may have an unrealized loss on their overall investment in the Target Fund. As a result, shareholders of the Acquiring Fund may pay less in taxes while they hold shares of the Acquiring Fund than they would if they held similar investments in the Target Fund. For more information about the tax implications of investments in the Funds, see the Target Fund Prospectus under the heading “Dividends, other distributions and taxes,” and the Acquiring Fund Prospectus under the heading “Distributions and Taxes.”

REASONS FOR THE REORGANIZATION

At a meeting of the Board on November 2-3, 2021 (the “November Board Meeting”), Management recommended to the Board that they approve the Reorganization of the Target Fund with and into the Acquiring Fund. Management recommended the Reorganization because of operational and tax advantages that the Acquiring Fund, as an ETF, would provide compared to the Target Fund, a mutual fund, including the same or lower expenses, less cash drag on performance, flexible trading of shares, potentially more efficient portfolio management and lower portfolio transaction costs, and tax efficiency. Other factors management considered in connection with recommending the Reorganization included that there would be little disruption for Target Fund shareholders, the ability of the Acquiring Fund to continue the Target Fund’s favorable performance track record, the tax-free nature of the Reorganization, and potentially more favorable sales prospects for the Acquiring Fund.

At the November Board Meeting, the Board considered and unanimously approved the proposed Reorganization. The independent trustees of the Target Fund (the “Independent Trustees”) were advised on this matter by independent counsel.

The Board received from FAV written materials containing relevant information about the Acquiring Fund and the proposed Reorganization. The Board reviewed detailed information about: (1) the investment goal, strategies and policies of the Funds; (2) the portfolio management and other service providers of the Funds; (3) the comparability of the investment goals, policies, restrictions and investments of the Funds; (4) the current expense ratios of each Fund and the anticipated post-Reorganization expense ratio of the Acquiring Fund; (5) how the costs of the Reorganization will be borne solely by FAV or its affiliates and that no costs or expenses will be borne by the Target Fund or its shareholders other than any portfolio transaction costs; (6) operational considerations in conjunction with effecting the Reorganization, including the need for a brokerage account to hold Acquiring Fund Shares; (7) the governance structure of the ETF Trust Board and the ETF Trust’s compliance program; (8) the federal income tax consequences of the Reorganization to the Target Fund’s shareholders; and (9) the general characteristics of the Funds.

The Board considered the potential benefits, risks and costs of the Reorganization to shareholders of the Target Fund. In approving the Reorganization, the Board considered the following factors:

Same or Lower Expenses. Management expects the total expense ratio of the Acquiring Fund will be the same or lower than the expense ratios of the Target Fund’s share classes (see table on page 4). In addition, the proposed Unitary Fee structure for the Acquiring Fund (discussed below) will benefit shareholders, because FAV, as the Acquiring Fund’s investment manager, will be obligated under the investment management agreement to pay the Acquiring Fund’s ordinary operating expenses (with limited exceptions) without any increase in the management fee paid by shareholders. This obligation to bear fund expenses is part of the Acquiring Fund’s investment management agreement and cannot be changed without the approval of shareholders. The Board considered the differences in advisory fees and total fund operating expenses. The Board considered that the Acquiring Fund’s Unitary Fee was higher than the Target Fund’s management fee, but the Unitary Fee had the benefit of reducing the Fund’s risks with

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respect to a future increase in expenses, since such future increases would likely be borne by FAV. The Board noted Management’s statements that it expects the Acquiring Fund to have the same or a lower total expense ratio than the Target Fund (depending on the share class currently held of the Target Fund).

Less Cash Drag on Performance. ETFs are not required to redeem shares directly from retail shareholders and as a result, portfolio managers generally do not have to maintain a certain level of cash in order to maintain liquidity for redemptions, which may give the Acquiring Fund’s portfolio managers more flexibility to keep the portfolio more fully invested than a typical mutual fund.

Flexible Trading of Shares. ETF shares are bought and sold on a national securities exchange, which will give ETF investors the ability to buy or sell Acquiring Fund Shares throughout the day at the current market price. Mutual funds, like the Target Fund, are bought and redeemed at the NAV determined at the end of the trading day.

Potentially More Efficient Portfolio Management and Lower Portfolio Transaction Costs. In order to facilitate the creation of a secondary market for ETF shares, ETFs issue their shares to Authorized Participants in large blocks known as “Creation Units.” Often Authorized Participants will buy Creation Units in kind with a basket of securities that generally mirrors the ETF’s portfolio. Similarly, when redeeming Creation Units, an ETF will give a redeeming Authorized Participant a basket of the securities that generally comprise the portfolio. The use of these in-kind transactions allows for more efficient portfolio management for the Acquiring Fund and may help reduce portfolio transaction costs compared to those of the Target Fund.

ETF Tax Efficiency. The ETF structure presents certain tax efficiencies for investors over the traditional mutual fund structure. While the tax treatment of ETFs and mutual funds is generally the same, as noted above, ETFs typically acquire securities from and deliver securities to Authorized Participants in the creation and redemption process on an in-kind basis. An ETF typically does not recognize capital gain on the in-kind redemption of its shares. In contrast, when portfolio securities are sold within a mutual fund, the sale can cause the recognition of capital gains within the mutual fund that generally would cause a taxable distribution to all shareholders of the mutual fund—even if the shareholders may have an unrealized loss on the overall mutual fund investment. As a result, shareholders of the Acquiring Fund may pay less in taxes while they hold shares of the Acquiring Fund than they would if they held similar investments in the Target Fund.

Little Disruption for Target Fund Shareholders. Management believes that it would be able to manage the Target Fund’s investment strategy equally effectively in an ETF structure. The Acquiring Fund will have the same investment goals and investment strategies as the Target Fund. The principal investment risks would be similar but not identical, as the Acquiring Fund would have certain risks associated with its operation as an ETF.

Tax Treatment. The Reorganization is expected to constitute a “reorganization” within the meaning of Section 368(a) of the Code, and generally is not expected to result in recognition of gain or loss by the Target Fund or its shareholders, except with respect to cash received by Target Fund shareholders in redemption of fractional shares prior to the Reorganization.

Same Portfolio Management Team. The portfolio managers that currently manage the Target Fund are expected to manage the Acquiring Fund following the closing of the Reorganization.

Target Fund Shareholders’ Need for a Brokerage Account that May Hold ETF Shares. Shareholders of the Target Fund must have a brokerage account that is permitted to hold ETF shares in order to receive shares of the Acquiring Fund. The Acquiring Fund has engaged a stock transfer agent to hold the Acquiring Fund Shares for any Target Fund shareholder who does not have an appropriate brokerage account at the time of the Reorganization; this arrangement will provide a year from the date of the Reorganization for such shareholders to establish brokerage accounts.

No Fractional Shares of the Acquiring Fund. The Acquiring Fund does not issue fractional shares so fractional shares of the Target Fund held by a shareholder immediately prior to the Reorganization will be redeemed at NAV. The proceeds of this redemption will result in a cash payment to those shareholders who own fractional shares of the Target Fund, which is expected to be small and likely will be a taxable event to such shareholder. Shareholders are encouraged to consult their tax advisors to determine the effect of such redemption.

Ability to Redeem or Exchange Shares Prior to the Reorganization. Shareholders of the Target Fund may redeem or exchange their shares of the Target Fund prior to the Reorganization if the shareholders do not wish to hold shares of an ETF. Effective May 2, 2022, any redemptions made by shareholders of the Target Fund will not result in a sales charge or CDSC.

Based upon their evaluation of the relevant information presented to them, including the information and considerations described above but without identifying any single factor as all-important or controlling, and in light of their fiduciary duties under federal and state law, the Board, on behalf of the Target Fund, including all of the Independent Trustees, concluded that participating in the Reorganization is in the best interests of the Target Fund, and that no dilution of value would result to the shareholders of the Target Fund from the Reorganization. The Board unanimously approved the Plan at a meeting held on November 2-3 2021, and, on behalf of the Target Fund, unanimously recommended that shareholders of the Target Fund vote to approve the Plan.

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FOR THE REASONS DISCUSSED ABOVE, THE BOARD,
ON BEHALF OF THE TARGET FUND, UNANIMOUSLY RECOMMENDS
THAT YOU VOTE “FOR” THE PLAN

INFORMATION ABOUT THE REORGANIZATION

This is only a summary of the Plan. You should read the Plan, which is attached as Exhibit A, for more complete information about the Reorganization.

How will the Reorganization be carried out?

If the shareholders of the Target Fund approve the Plan, the Reorganization will be completed after various conditions are satisfied, including the preparation of certain documents. If the shareholders of the Target Fund do not approve the Plan, the Reorganization will not take place. The Target Fund will continue to operate as it currently does, and the Board will consider such other actions as it deems necessary or appropriate.

If the Plan is approved by the Target Fund’s shareholders, each class of shares of the Target Fund, other than Class IS shares, will then be converted into Class IS shares (without a contingent deferred sales charge or other charge) immediately prior to the Reorganization. After such conversion, any fractional shares held by shareholders will be redeemed, and the Target Fund will distribute the redemption proceeds to those shareholders. The redemption of shareholders’ fractional shares will likely be a taxable event for such shareholders and those shareholders are encouraged to consult their tax advisors to determine the effect of any such redemption.

On the closing date, which is scheduled to occur on or about October 28, 2022 (the “Closing Date”), but which may occur on an earlier or later date as the officers of the Target Fund and the Acquiring Fund may mutually agree, the Target Fund will transfer substantially all of its assets, free and clear of all liens, encumbrances, and claims whatsoever (except for liens or encumbrances that do not materially detract from the value or use of the Target Fund’s assets), to the Acquiring Fund and the Acquiring Fund will assume all liabilities of the Target Fund. In exchange, the Acquiring Fund will issue the Acquiring Fund Shares that have an aggregate NAV equal to the dollar value of the net assets delivered to the Acquiring Fund by the Legg Mason Trust, on behalf of the Target Fund. The Legg Mason Trust, on behalf of the Target Fund, will distribute to shareholders the Acquiring Fund Shares it receives. Each shareholder of the Target Fund will receive Acquiring Fund Shares with an aggregate NAV equal to the aggregate NAV of his or her shares of the Target Fund (and, immediately prior to the Reorganization, cash in lieu of fractional shares, if any). The Target Fund will accept requests for redemptions only if received in proper form before 1:00 p.m., Pacific time, on the Closing Date. Shareholders who wish to redeem shares after 1:00 p.m., Pacific time, on the Closing Date will have to sell their shares on an exchange using their brokerage account. The Target Fund will then terminate its existence, liquidate, and dissolve.

The obligations under the Plan are subject to various conditions, including, but not limited to:

●

the Acquiring Fund’s Registration Statement on Form N-14 under the Securities Act of 1933, of which this Prospectus/Proxy Statement is a part, shall have been filed with the SEC, such Registration Statement shall have become effective, no stop-order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing Date or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date;

●	the shareholders of the Target Fund shall have approved the Reorganization; and

●

the Legg Mason Trust, on behalf of the Target Fund, and the ETF Trust, on behalf of the Acquiring Fund, shall have received a tax opinion described further below, that the Reorganization is a “reorganization” within the meaning of Section 368(a) of the Code and generally is not expected to result in the recognition of gain or loss for federal income tax purposes for the Target Fund, the Acquiring Fund or their shareholders.

The Legg Mason Trust, on behalf of the Target Fund, and the ETF Trust, on behalf of the Acquiring Fund, may terminate or abandon the Plan at any time before or after the approval of the Plan by the shareholders of the Target Fund.

Who will pay the expenses of the Reorganization?

The estimated cost of the Reorganization is expected to be approximately $460,000. FAV will bear 100% of the Reorganization costs except for any related portfolio transaction costs, which will be borne by the Target Fund and Acquiring Fund. Portfolio transaction costs are expected to be de minimis (less than $10,000). FAV will bear the costs of the Reorganization whether or not the Reorganization is consummated.

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What should I know about the Acquiring Fund Shares?

As discussed above in the sections titled “How do the purchase procedures of the Funds compare?” and “What are the redemption procedures and exchange privileges of the Funds?,” unlike Target Fund Shares which may be purchased and redeemed directly with the Target Fund, Acquiring Fund Shares may only be purchased on Nasdaq, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer. Therefore, if you do not have a brokerage account or your shares of the Target Fund are held in an account that cannot accept ETF shares at the time of the Reorganization of the Target Fund, you will be required to open a brokerage account in conjunction with the Reorganization or, alternatively, redeem your shares in the Target Fund. If you do nothing, the Acquiring Fund Shares received by you in the Reorganization will be held by a stock transfer agent, American Stock Transfer & Trust, until a brokerage account is identified into which American Stock Transfer & Trust can transfer the shares. As planned, if the Acquiring Fund Shares are not transferred into a brokerage account within a year of the date of the Reorganization, the Acquiring Fund Shares will be converted to cash and the cash proceeds will be sent to the accountholder of record (subject to applicable federal or state laws concerning unclaimed property). The conversion of Acquiring Fund Shares to cash may be subject to fees and expenses and will likely be a taxable event for shareholders who hold their shares in a taxable account.

What are the capitalizations of the Funds and what might the Acquiring Fund’s capitalization be after the Reorganization?

The following table sets forth as of April 28, 2022, the capitalizations of the Funds. The table also shows the projected capitalization of the Acquiring Fund as adjusted to give effect to the proposed Reorganization and assumes that the Reorganization is approved for the Target Fund. If the Reorganization is approved by the Target Fund’s shareholders, each class of shares of the Target Fund, other than Class IS shares, will be converted into Class IS shares (without a contingent deferred sales charge or other charge) immediately prior to the Reorganization. At the closing of the Reorganization, shareholders of the Target Fund will receive the Acquiring Fund Shares (and cash in lieu of fractional shares, if any) based on the relative NAVs per share of the Funds as of 1:00 p.m., Pacific time, on the Closing Date.

	Target Fund	Acquiring Fund	Pro Forma Adjustments	Pro Forma- Acquiring Fund after Reorganization (estimated)
Class A Shares
Net Assets (thousands)	$10,663	—	($10,663)	—
Total Shares Outstanding	791,863	—	(791,863)	—
Net Asset Value Per Share	$13.47	—	($13.47)	—
Class C Shares
Net Assets (thousands)	$3,914	—	($3,914)	—
Total Shares Outstanding	294,135	—	(294,135)	—
Net Asset Value Per Share	$13.31	—	($13.31)	—
Class R Shares
Net Assets (thousands)	$290	—	($290)	—
Total Shares Outstanding	21,523	—	(21,523)	—
Net Asset Value Per Share	$13.49	—	($13.49)	—
Class I Shares
Net Assets (thousands)	$16,684	—	($16,684)	—
Total Shares Outstanding	1,233,377	—	(1,233,377)	—
Net Asset Value Per Share	$13.53	—	($13.53)	—
Class IS Shares/ETF Shares
Net Assets (thousands)	$211,287	$0	$31,541 [1,2]	$242,828
Total Shares Outstanding	15,610,978	0	2,331,929 [1,2]	17,942,907
Net Asset Value Per Share	$13.53	$0	—	$13.53

[1]	Figure reflects the costs associated with the Reorganization towards related portfolio transaction costs, which are expected to be de minimis (less than $10,000).
[2]	The Target Fund will redeem any fractional shares held by shareholders at NAV immediately prior to the Reorganization. The change on account of this is not reflected in the numbers above.

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COMPARISONS OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS

This section describes the similarities and compares the key differences between the investment goals, principal investment strategies and fundamental policies of the Funds, as well as the principal risks associated with such goals, strategies and policies. For a complete description of the Acquiring Fund’s investment policies, strategies and risks, you should read the Acquiring Fund Prospectus, which accompanies this Prospectus/Proxy Statement, and the Acquiring Fund SAI, which is available upon request.

How do the investment goals, strategies, policies and risks of the Funds compare?

The Target Fund is currently classified as an open-end fund under the 1940 Act (meaning a fund that issues and redeems shares on a continuous basis). As an open-end fund operating as a mutual fund, the Target Fund offers shares that are redeemable on each business day and daily liquidity. The Acquiring Fund is also classified as an open-end fund under the 1940 Act, but operates as an ETF. As an ETF, the Acquiring Fund offers shares that are bought and sold on a national securities exchange, which gives investors the ability to buy their shares throughout the day at the current market price (which may be at a premium or discount to NAV).

The Target Fund and Acquiring Fund have identical investment goals and strategies. Each Fund’s investment goal and principal investment strategies are non-fundamental, which means they may be changed at any time by their respective board without shareholder approval and upon notice to shareholders.

Investment Goal. Each Fund seeks to provide long-term capital appreciation by quantitatively investing in U.S. equities.

Investment Strategies. The portfolio managers use a proprietary quantitative model to identify investments for each Fund. To identify investments, the model evaluates multiple quantitative characteristics for each potential stock investment and applies specific rules to select stocks for investment based on these characteristics. The Sub-Advisor’s quantitative model seeks to identify stocks that appear to have upside potential and relatively low downside risk relative to the Russell 1000 Value Index. The quantitative model analyzes factors regarding a stock’s valuation and quality, as well as market sentiment toward a stock, to select stocks that may have the potential to outperform the Russell 1000 Value Index. The Funds seek to do this by purchasing stocks that the Sub-Advisor’s proprietary quantitative model identifies as having low valuations and appropriate quantitative characteristics for the market environment. The quantitative factors are selected based on prevailing market conditions and include, among other things, earnings quality and profitability, investor sentiment, and management’s utilization of capital.

Each Fund will typically invest in a stock when it meets the large capitalization threshold and its historical price-to-earnings or price-to-book ratios relative to the Russell 1000 Value Index indicate a potentially attractive valuation and the quantitative model ranks it with a high multi-factor score. Each Fund will typically sell a stock when its multi-factor score reaches a sell target set by the quantitative model, its historical price-to-earnings and price-to-book ratios relative to the Russell 1000 Value Index exceed the upper thresholds, or its market capitalization falls below the Fund’s large capitalization definition.

Each Fund will only invest in U.S. traded companies, which may include companies incorporated outside the U.S. which conduct a significant portion of their activities in the U.S. and are considered U.S. companies in the Russell U.S. indices. Under normal market conditions, each Fund invests at least 80% of its net assets in issuers domiciled, or having their principal activities, in the United States, at the time of investment or other instruments with similar economic characteristics. In addition, under normal market conditions, each Fund invests at least 80% of its net assets in equity securities of large capitalization companies or other instruments with similar economic characteristics. Large capitalization companies are those companies with market capitalizations similar to companies in the Russell 1000® Index (the “Index”). The size of the companies in the Index changes with market conditions and the composition of the Index. As of February 28, 2022, the median market capitalization of a company in the Index was approximately $14.3 billion and the dollar weighted average market capitalization of the companies in the Index was approximately $545.8 billion.

The Funds may have significant positions in particular sectors from time to time. As of the date of this Prospectus/Proxy Statement, the top two sectors represented by the Target Fund’s investments were financial services and health care. These sectors may change over time. In addition, the Funds may engage in active and frequent trading to achieve their respective investment goal.

The Funds have adopted substantially similar fundamental investment restrictions, which may not be changed without prior shareholder approval. Attached as Exhibit D is a chart comparing the fundamental investment restrictions of the Target Fund and Acquiring Fund.

Manager of Managers Structure

The ETF Trust Board has authorized the Acquiring Fund to operate in a “manager of managers” structure whereby the investment manager can appoint and replace both affiliated and unaffiliated sub-advisors, and enter into, amend and terminate sub-advisory agreements with such sub-advisors, each subject to board approval but without obtaining prior shareholder approval (“Manager of Managers Structure”). In contrast, the Target Fund must generally obtain shareholder approval of the appointment of a new sub-advisor.

The Acquiring Fund will inform shareholders of the hiring of any new sub-advisor within 90 days after the hiring. The Manager of Managers Structure provides the Acquiring Fund with greater flexibility and efficiency by preventing the Acquiring Fund from incurring the expense and delays associated with obtaining shareholder approval of such sub-advisory agreements. The use of

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the Manager of Managers Structure with respect to the Acquiring Fund is subject to certain conditions that are set forth in SEC exemptive relief and no-action letter guidance issued by the SEC staff. Under the Manager of Managers Structure, the investment manager has the ultimate responsibility, subject to oversight by the Acquiring Fund’s ETF Trust Board, to oversee sub-advisors and recommend their hiring, termination and replacement. The investment manager will also, subject to the review and oversight of the Acquiring Fund’s ETF Trust Board: Set the Acquiring Fund’s overall investment strategy; evaluate, select and recommend sub-advisors to manage all or a portion of the Acquiring Fund’s assets; and implement procedures reasonably designed to ensure that each sub-advisor complies with the Acquiring Fund’s investment goal, policies and restrictions. Subject to review and oversight by the ETF Trust Board, the investment manager will allocate and, when appropriate, reallocate the Acquiring Fund’s assets among sub-advisors and monitor and evaluate the sub-advisors’ performance.

What are the principal investment risks associated with investments in the Funds?

Like all investments, an investment in each Fund involves risk. There is no assurance that any open-end fund will meet its investment goals. The achievement of each Fund’s goal depends upon market conditions, generally, and on each Fund’s investment manager’s analytical and portfolio management skills. The risks associated with an investment in the Target Fund and Acquiring Fund are identical, except that the Acquiring Fund is subject to certain risks unique to operating as an ETF.

Each Fund is subject to the following common risks:

Market. The market values of securities or other investments owned by the Funds will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, volatility in consumer demand for certain products, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Funds.

Value Style Investing. A value stock may not increase in price as anticipated by the Sub-Advisor if other investors fail to recognize the company’s value and bid up the price, the markets favor faster-growing companies, or the factors that the Sub-Advisor believes will increase the price of the security do not occur or do not have the anticipated effect.

Quantitative Models. The quantitative models that may be used by the Sub-Advisor as part of each Fund’s portfolio construction process to identify investment opportunities have been tested on historical price data. These models are based on the assumption that price movements in most markets display very similar patterns. There is the risk that market behavior will change and that the patterns upon which the forecasts in the models are based will weaken or disappear, which would reduce the ability of the models to generate an excess return. Further, as market dynamics shift over time, a previously highly successful model may become outdated, perhaps without the Sub-Advisor recognizing that fact before substantial losses are incurred. Successful operation of a model is also reliant upon the information technology systems of the Sub-Advisor and its ability to ensure those systems remain operational and that appropriate disaster recovery procedures are in place. There can be no assurance that the Sub-Advisor will be successful in maintaining effective and operational quantitative models and the related hardware and software systems.

Focus. To the extent that the Funds focus on particular countries, regions, industries, sectors or types of investment from time to time, the Funds may be subject to greater risks of adverse developments in such areas of focus than funds that invest in a wider variety of countries, regions, industries, sectors or investments.

The Funds may focus in the financial services sector. Financial services companies are subject to extensive government regulation that may affect their profitability in many ways, including by limiting the amount and types of loans and other commitments they can make, and the interest rates and fees they can charge. A financial services company’s profitability is especially sensitive to interest rate changes as well as the ability of borrowers to repay their loans. Changing regulations, continuing consolidations, and development of new products and structures all are likely to have a significant impact on financial services companies.

The Funds may also focus in the health care sector. The activities of healthcare companies may be funded or subsidized by federal and state governments. If government funding and subsidies are reduced or discontinued, the profitability of these companies could be adversely affected. Healthcare companies may also be affected by government policies on healthcare reimbursements, regulatory approval for new drugs and medical products, and similar matters. They are also subject to legislative risk, i.e., the risks associated with the reform of the healthcare system through legislation.

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Large Capitalization Companies. Large capitalization companies may fall out of favor with investors based on market and economic conditions. Large companies may underperform relative to small and mid capitalization companies because they may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management. The Funds are subject to management risk because each are actively managed funds. The Sub-Advisor applies investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these decisions will produce the desired results.

Portfolio Turnover. The Sub-Advisor will sell a security when it believes it is appropriate to do so, regardless of how long a Fund has held the security. Each Fund’s turnover rate may exceed 100% per year because of the anticipated use of certain investment strategies. The rate of portfolio turnover will not be a limiting factor for the Sub-Advisor in making decisions on when to buy or sell securities. High turnover will increase a Fund’s transaction costs and may increase your tax liability if the transactions result in capital gains.

Large Shareholder. Certain shareholders, including other funds or accounts advised by each Fund’s investment manager, Sub-Advisor or one of their affiliates, may own, from time to time, a substantial amount of a Fund’s shares. In addition, in the case of the Acquiring Fund, a third-party investor, FAV, the Sub-Advisor or an affiliate of FAV or the Sub-Advisor, an Authorized Participant, a lead market maker, or another entity may invest in the Acquiring Fund and hold its investment for a limited period of time solely to facilitate commencement of the Acquiring Fund or to facilitate the Acquiring Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of a Fund would be maintained at such levels, or, in the case of the Acquiring Fund, that the Acquiring Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on each Fund. In addition, in the case of the Acquiring Fund, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of Acquiring Fund Shares.

The Acquiring Fund is subject to the following risks unique to its operation as an ETF:

Market Trading. The Acquiring Fund faces numerous market trading risks, including the potential lack of an active market for Acquiring Fund Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Acquiring Fund. Any of these factors, among others, may lead to Acquiring Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Acquiring Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The Sub-Advisor cannot predict whether shares will trade above (premium), below (discount) or at NAV.

Authorized Participant Concentration. Only an Authorized Participant may engage in creation or redemption transactions directly with the Acquiring Fund. The Acquiring Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Acquiring Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Acquiring Fund Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Small Fund. When the Acquiring Fund’s size is small, the Acquiring Fund may experience low trading volume and wide bid/ask spreads. In addition, the Acquiring Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange.

For more information about the investment risks associated with investments in the Target Fund, see the Target Fund Prospectus under the heading “More on the fund’s investment strategies, investments and risks – More on risks of investing in the fund” and the Target Fund’s SAI under the heading “INVESTMENT PRACTICES AND RISK FACTORS.” For more information about the investment risks associated with investments in the Acquiring Fund, see the Acquiring Fund Prospectus under the heading “More information on Investment Policies, Practices and Risks” and the Acquiring Fund’s SAI under the heading “Goals, Strategies and Risks.”

FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION

The following is a general summary of some of the important U.S. federal income tax consequences of the Reorganization and is based upon the current provisions of the Code, existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change, possibly with retroactive effect. These considerations are general in nature and individual shareholders should consult their own tax advisers as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders who hold their shares in a tax-advantaged account, such as an individual retirement account (IRA) or qualified retirement plan.

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As a condition of closing the Reorganization, the Legg Mason Trust, on behalf of the Target Fund, and the ETF Trust, on behalf of the Acquiring Fund, will receive an opinion of Morgan Lewis & Bockius LLP (“Morgan Lewis”) to the effect that for federal income tax purposes:

●

The Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and each of the Target Fund and the Acquiring Fund will be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

●

No gain or loss will be recognized by the Target Fund upon the transfer of all the assets of the Target Fund to the Acquiring Fund solely in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all the Liabilities of the Target Fund, or upon the distribution of the shares of the Acquiring Fund to the applicable Target Fund Shareholders, except for (A) gain or loss that may be recognized on the transfer of “section 1256 contracts” as defined in Section 1256(b) of the Code, (B) gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (C) any other gain or loss that may be required to be recognized upon the transfer of an asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Code;

●

The tax basis in the hands of the Acquiring Fund of each asset transferred from the Target Fund to the Acquiring Fund in the Reorganization will be the same as the tax basis of such asset in the hands of the Target Fund immediately prior to the transfer thereof, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Target Fund on the transfer;

●

The holding period in the hands of the Acquiring Fund of each asset transferred from the Target Fund to the Acquiring Fund in the Reorganization, other than Assets with respect to which gain or loss is required to be recognized, will include the Target Fund’s holding period for such Asset (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating the holding period with respect to an asset);

●

No gain or loss will be recognized by the Acquiring Fund upon its receipt of all the Assets of the Target Fund solely in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all the liabilities of the Target Fund as part of the Reorganization;

●

No gain or loss will be recognized by the Target Fund shareholders upon the exchange of their shares of the Target Fund for shares of the Acquiring Fund as part of the Reorganization (except with respect to cash received by applicable Target Fund Shareholders in redemption of fractional shares prior to the Reorganization);

●

The aggregate tax basis of the shares of the Acquiring Fund each Target Fund Shareholder receives in the Reorganization will be the same as the aggregate tax basis of the shares of the Target Fund exchanged therefor;

●

Each Target Fund shareholder’s holding period for the shares of the Acquiring Fund received in the Reorganization will include the Target Fund shareholder’s holding period for the shares of the Target Fund exchanged therefor, provided that the Target Fund shareholder held such shares of the Target Fund as capital assets on the date of the exchange; and

●	The taxable year of the Target Fund will not be required to end solely as a result of the Reorganization.

In rendering the opinion, Morgan Lewis will rely upon, among other things, certain facts and assumptions and certain representations of the Legg Mason Trust, the Target Fund, the ETF Trust, and the Acquiring Fund. The condition that the parties to the Reorganization receive such an opinion may not be waived.

Neither of the Funds have requested nor will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Reorganization. An opinion of counsel is not binding on the IRS or a court, and no assurance can be given that the IRS would not assert, or a court would not sustain, a contrary position. A copy of the opinion will be filed with the SEC and will be available for public inspection after the Closing Date of the Reorganization. See “INFORMATION ABOUT THE FUNDS.”

By reason of the Reorganization, the Acquiring Fund will succeed to and take into account any capital loss carryforwards of the Target Fund. The Reorganization is not expected to independently result in limitations on the Acquiring Fund’s ability to use any capital loss carryforwards of the Target Fund. However, the capital loss carryforwards may subsequently become subject to an annual limitation as a result of sales of the Acquiring Fund Shares or other reorganization transactions in which the Acquiring Fund might engage post-Reorganization.

State and Local Tax Considerations. Shareholders should consult their tax advisors about potential state and local tax considerations as a result of the Reorganization.

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INFORMATION ABOUT THE FUNDS

Information about each Fund is included in each Fund’s Prospectus. The Acquiring Fund Prospectus and the Target Fund Prospectus are each incorporated by reference into and are considered a part of this Prospectus/Proxy Statement. The Acquiring Fund Prospectus also accompanies this Prospectus/Proxy Statement. Additional information about the Funds is included in each Funds’ SAI. Each Fund’s SAI is incorporated into its respective Prospectus and into the SAI dated May 9, 2022 relating to this Prospectus/Proxy Statement, each of which has been filed with the SEC. The SAI relating to this Prospectus/Proxy Statement is also considered part of this Prospectus/Proxy Statement and is incorporated by reference into this Prospectus/Proxy Statement. Information about the Target Fund is also included in the Target Fund’s Annual Report to Shareholders (for the fiscal year ended September 30, 2021).

You may request a free copy of each Fund’s Prospectus and SAI, and the Target Fund’s Annual or Semi-Annual Report to Shareholders, the SAI relating to this Prospectus/Proxy Statement, and other information by calling (800) DIAL-BEN/(800) 342-5236 or by writing to a Fund at One Franklin Parkway, San Mateo, CA 94403-1906.

The Legg Mason Trust, on behalf of the Target Fund, and the ETF Trust, on behalf of the Acquiring Fund, file proxy materials, reports and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act. These materials can be viewed on the EDGAR database on the SEC’s Internet site at http://www.sec.gov, and may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

FURTHER INFORMATION ABOUT THE FUNDS

The following is a discussion of the organization of the Funds and, where applicable, of the Legg Mason Trust and ETF Trust. More detailed information about each Fund’s current structure is contained in each Fund’s SAI.

Comparison of Capital Structure. The Target Fund is a diversified series of Legg Mason Trust. Legg Mason Trust was organized as a Maryland statutory trust on October 7, 2009 and is registered with the SEC.

The Acquiring Fund is a diversified series of the ETF Trust. The ETF Trust was organized as a Delaware statutory trust effective October 9, 2015 and is registered with the SEC.

The authorized number of shares of each Fund is unlimited, the Target Fund with a par value of 0.00001, and the Acquiring Fund without par value. Each Fund may issue fractional shares, but the Acquiring Fund does not intend to issue fractional shares. Shares of each Fund are fully paid and nonassessable and have no preference, preemptive or subscription rights. The Target Fund’s and the Acquiring Fund’s shareholders have no appraisal rights.

Comparison of Voting Rights. Shares of each class of a Fund represent proportionate interests in such Fund’s assets. For the Acquiring Fund, each whole share is entitled to one vote as to any matter on which it is entitled to vote and each fractional share carries a proportionate fractional vote. For the Target Fund, each share (or fractional share) of the Target Fund is entitled to a number of votes equal to the net asset value of that share (or fractional share) in U.S. dollars.

On matters that affect the Target Fund as a whole, each class of the Target Fund has the same voting and other rights and preferences as any other class of the Target Fund. On matters that affect only one series of the Legg Mason Trust, only shareholders of that series may vote. On matters that affect only one class of the Target Fund, only shareholders of that class may vote. Each class of the Target Fund votes separately on matters affecting only that series, that class, or matters expressly required to be voted on separately by class, by state or federal law. Shares of each class of the Target Fund have the same voting and other rights and preferences as the other classes and series of the Legg Mason Trust for matters that affect the Legg Mason Trust as a whole.

There is no cumulative voting on any matter submitted to a vote of the shareholders of either the Target Fund or Acquiring Fund. For board member elections, this gives holders of more than 50% of the voting power of the Legg Mason Trust, and 50% of the shares voting of the ETF Trust, the ability to elect all of the members of such Trust’s board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the respective Trust’s board.

Proposals Subject to Shareholder Approval. The 1940 Act provides that shareholders of the Funds have the power to vote with respect to certain matters; specifically, for the election of trustees, the selection of auditors (under certain circumstances), the approval of investment management agreements and certain amendments to plans of distribution, and amendments to policies, goals or restrictions deemed to be fundamental. In addition, shareholders of each Fund are granted the power to vote on certain matters by each Fund’s Declaration of Trust (each, a “Trust Instrument” and together, the “Trust Instruments”), bylaws, the laws governing Maryland statutory trusts in the case of the Target Fund, and the laws governing Delaware statutory trusts, in the case of the Acquiring Fund. For example, the Trust Instrument of the ETF Trust gives Acquiring Fund shareholders the power to vote only on such matters required by the Trust Instrument, the Acquiring Fund’s bylaws, the 1940 Act, other applicable law and any registration statement filed with the SEC, the registration of which is effective; and on such other matters as the ETF Trust Board may consider necessary or desirable. Similarly, the Trust Instrument of the Legg Mason Trust gives Target Fund shareholders the power to vote only for the election or removal of Trustees of the Legg Mason Trust and with respect to such additional matters relating to the Legg Mason Trust as may be required by law or as the Board may consider and determine necessary or desirable.

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Quorum and Vote Required to Approve a Proposal. Quorum for a shareholders’ meeting of the Target Fund is shares representing thirty percent (30%) of the voting power of the shares of the Target Fund on the Record Date, based on each dollar of net asset value of the Target Fund represented by such shares. Quorum for a shareholders’ meeting of the Acquiring Fund is forty percent (40%) of the shares entitled to vote which are present at the Meeting or by proxy. Under each Trust Instrument, to the extent a larger vote is not required by applicable law, a majority of the votes cast, or in the case of the Target Fund shares representing a majority of the voting power at a meeting at which a quorum is present generally shall decide any questions, with the exception that trustees of each Fund (“Trustees”) are elected by not less than a plurality of the votes cast at such a meeting.

Setting a Record Date. Each Fund’s Trust Instrument and/or bylaws establishes the maximum number of days prior to a shareholders’ meeting during which a record date may be set by the Fund’s respective Board. For the Target Fund, the maximum number of days is 120. For the Acquiring Fund, the minimum number of days is 10 and the maximum number of days is 120. A determination of shareholders of record entitled to notice of or to vote at a respective Fund’s shareholder meeting applies to any adjournment of such meeting. However, in the case of the Acquiring Fund (but not the Target Fund), the Acquiring Fund Board may fix a new record date for the adjourned meeting and shall fix a new record date for any meeting that is adjourned for more than one hundred and eighty (180) days from the record date set for the original meeting.

Legal Structures. Open-end funds formed under the Delaware Statutory Trust Act (the “DSTA”), such as the Acquiring Fund, and the Maryland Statutory Trust Act (the “MSTA”), such as the Target Fund, are granted a significant amount of operational flexibility with respect to features, rights and obligations of the statutory trust and its Trustees and shareholders in their organizational instruments. Funds organized under both the DSTA and the MSTA have benefited from this flexibility to streamline their operations and minimize expenses. For example, funds organized as Delaware or Maryland statutory trusts are not typically required to hold annual shareholders’ meetings if meetings are not otherwise required by the federal securities laws or their declarations of trust or bylaws, and such funds may create new classes or series of shares without having to obtain the approval of shareholders. In addition, a fund may provide in its governing documents that certain fund transactions, such as certain mergers, reorganizations and liquidations, may go forward with only Trustee approval and not a shareholder vote; such funds are still subject, however, to the voting requirements of the 1940 Act.

Limited Liability for Shareholders. Under both the DSTA and MSTA, shareholders of the Funds are entitled to the same limitation of personal liability as is extended to shareholders of a corporation organized for profit under each Fund’s respective state laws.

Boards of Trustees. Pursuant to the DSTA, MSTA, and the Trust Instruments, the responsibility for the general oversight of each Fund is vested in its respective Board, which, among other things, is empowered by its respective Trust Instrument to elect officers and provide for the compensation of agents, consultants and other professionals to assist and advise in such management. Pursuant to the Trust Instrument of the Legg Mason Trust, no Trustee of the Legg Mason Trust shall be held liable to the Legg Mason Trust or any shareholder of the Target Fund except to the extent that it is proved that the Trustee actually received an improper benefit or profit in money, property, or services, or to the extent that a judgment or other final adjudication adverse to the Trustee is entered in a proceeding based on a finding in the proceeding that the Trustee’s action, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the proceeding. Pursuant to the Trust Instrument of the ETF Trust, no Trustee of the ETF Trust shall be held liable to the ETF Trust or any shareholder of the Acquiring Fund for any act or omission or any conduct whatsoever in his or her capacity as Trustee, except for an act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Inspection Rights. Shareholders shall have no right under the MSTA to inspect the records, shareholder lists, documents, accounts and books of the Legg Mason Trust, and except to the extent required by law other than the MSTA, shareholders shall be permitted to inspect only such records, shareholder lists, documents, accounts and books of the Legg Mason Trust as the trustees may determine from time to time. The ETF Trust provides shareholders certain inspection rights of its books and records, to at least the extent required by applicable law.

VOTING INFORMATION

How many votes are necessary to approve the Plan?

A 1940 Act Majority Vote, as defined herein, is required to approve the Reorganization. Each share (or fractional share) of the Target Fund outstanding as of the Record Date that is held by a Target Fund shareholder is entitled to a number of votes equal to the net asset value of that share (or fractional share) in U.S. dollars as of the Record Date. If sufficient votes to approve the Reorganization are not received by the date of the Meeting, the Meeting may be adjourned to permit further solicitation of proxies.

Shares representing thirty percent (30%) of the voting power of the shares of the Target Fund based on each dollar of net asset value of the Target Fund represented by the Target Fund’s outstanding shares entitled to vote at the Meeting or by proxy as of the Record Date shall be a quorum for the transaction of business at the Meeting. Under relevant state law and the Target Fund’s Trust Instrument and its bylaws, abstentions and broker non-votes (that is, proxies from brokers or nominees indicating that such persons

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have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as votes present at the Meeting; abstentions and broker non-votes, however, will not be treated as votes cast at such Meeting. Thus, under the Target Fund’s Trust Instrument and its bylaws, abstentions and broker non-votes will be included for purposes of determining whether a quorum is present but will have the same effect as a vote against the Reorganization. However, there are unlikely to be any “broker non-votes” at the Meeting because broker-dealers, in the absence of specific authorization from their customers, will not have discretionary authority to vote any shares held beneficially by their customers on the matter expected to be presented at the Meeting.

How do I ensure my vote is accurately recorded?

You can vote in any one of four ways:

●	By mail, with the enclosed proxy card(s);
●	At the Meeting (which is being conducted exclusively online via live webcast);
●	By telephone; or
●	Online.

A proxy card is, in essence, a ballot. When you vote your proxy, it tells us how you want to vote on important issues relating to the Target Fund. If you simply sign, date and return a proxy card but give no voting instructions, your shares will be voted in favor of the Reorganization and in accordance with the views of management upon any unexpected matters that come before the Meeting or adjournment of the Meeting. If your shares are held of record by a broker-dealer and you wish to vote at the Meeting, you should obtain a legal proxy from your broker of record and present it at the Meeting.

May I revoke my proxy?

You may revoke your proxy at any time before it is voted by sending a written notice to the Legg Mason Trust expressly revoking your proxy, by signing and forwarding to the Legg Mason Trust a later-dated proxy card that is received at or prior to the Meeting, or by attending the Meeting and voting at the Meeting. If your shares are held in the name of your broker, you will have to make arrangements with your broker to revoke a previously executed proxy.

What other matters will be voted upon at the Meeting?

The Board does not intend to bring any matters before the Meeting other than that described in this Prospectus/Proxy Statement. The Board is not aware of any other matters to be brought before the Meeting by others. If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of Management.

Who is entitled to vote?

Shareholders of record of the Target Fund on the Record Date will be entitled to vote at the Meeting. The following table shows the number of shares of each class and the total number of outstanding shares of each class of the Target Fund as of the Record Date:

Class	Shares Outstanding	Net Assets ($	)
Class A	782,908.293	$11,054,665.10
Class C	294,135.317	$4,106,129.03
Class R	21,514.226	$304,426.30
Class I	1,234,271.104	$17,514,306.97
Class IS	15,635,136.884	$221,862,592.38
Total	17,967,965,824	$254,842,119.77

How will proxies be solicited?

AST Fund Solutions, LLC, a professional proxy solicitation firm (the “Solicitor”), has been engaged to assist in the solicitation of proxies, at an estimated cost of approximately $17,050 which will be borne by FAV. The Legg Mason Trust, on behalf of the Target Fund, expects that the solicitation will be primarily by mail. As the date of the Meeting approaches, however, certain shareholders of the Target Fund may receive a telephone call from a representative of the Solicitor if their votes have not yet been received. Authorization to permit the Solicitor to execute proxies may be obtained by telephonic instructions from shareholders of the Target Fund. Proxies that are obtained telephonically will be recorded in accordance with the procedures set forth below. The Legg Mason Trust believes that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

In all cases where a telephonic proxy is solicited, the Solicitor representative is required to ask for each shareholder’s full name and address and to confirm that the shareholder has received the proxy materials in the mail or by other acceptable means. If the shareholder is a corporation or other entity, the Solicitor representative is required to ask for the person’s title and for confirmation that the person is authorized to direct the voting of the shares. If the information solicited agrees with the information provided to the

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Solicitor, then the Solicitor representative may ask for the shareholder’s instructions on the proposal described in this Prospectus/Proxy Statement. Although the Solicitor representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than by reading any recommendation set forth in this Prospectus/Proxy Statement. The Solicitor representative will record the shareholder’s instructions on a proxy card. Within 72 hours, the shareholder will be sent a letter to confirm his or her vote and asking the shareholder to call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation.

If a shareholder wishes to participate in the Meeting, but does not wish to give a proxy by telephone or online, the shareholder may submit the proxy card(s) originally sent with this Prospectus/Proxy Statement or attend the Meeting.

The Legg Mason Trust, on behalf of the Target Fund, will request broker-dealer firms, custodians, nominees, and fiduciaries to forward proxy material to the beneficial owners of the shares of record. FAV or LMPFA may reimburse broker-dealer firms, custodians, nominees, and fiduciaries for their reasonable expenses incurred in connection with such proxy solicitation. In addition, certain officers and representatives of the Legg Mason Trust or its affiliates, who will receive no extra compensation for their services, may solicit proxies by telephone or personally.

The Legg Mason Trust, on behalf of the Target Fund, expects that, before the Meeting, broker-dealer firms holding shares of the Target Fund in “street name” for their customers will request voting instructions from their customers and beneficial owners. If these instructions are not received by the date specified in the broker-dealer firms’ proxy solicitation materials, the Legg Mason Trust understands that current New York Stock Exchange rules do not permit the broker-dealers to vote on the Plan, on behalf of their customers and beneficial owners.

May I attend the Meeting?

Due to the coronavirus outbreak (COVID-19) and to support the health and well-being of the Target Fund’s shareholders, employees and community, the Meeting will be conducted exclusively online via live webcast. Shareholders as of the Record Date (April 20, 2022) may request the Meeting credentials by following the instructions below. In each case, the request should be received no later than May 31, 2022 at 3:00 p.m., Eastern time.

If you were a registered holder of Target Fund shares as of the Record Date (i.e., you held shares in your own name directly with the Fund’s transfer agent), please include your full name, address and the control number found on your enclosed proxy form in an email to the Solicitor at attendameeting@astfinancial.com. The Solicitor will then email you the instructions to register for the Meeting. After you register for the Meeting, you will receive an email confirmation of your registration.

If you held Target Fund shares through an intermediary (such as a bank, broker or other custodian) as of the Record Date, you must first register in advance to access your individual control number in order to attend the Meeting. To register and receive your individual control number, you must email proof of your proxy power (“Legal Proxy”) from your intermediary indicating that you are the beneficial owner of the shares in the Target Fund on the Record Date and authorizing you to vote (you may forward the email from your intermediary or attach an image of your Legal Proxy), along with your name and email address, to the Solicitor at attendameeting@astfinancial.com with “Legal Proxy” included in the subject line. The email must also state whether before the Meeting you authorized a proxy to vote for you and, if so, how you instructed such proxy to vote. The Solicitor will then email you the instructions to register for the Meeting. After you register, you will receive a confirmation of your registration and an individual control number by email from the Solicitor. The Solicitor also will email your Meeting credentials for participation in the Meeting and instructions for voting during the Meeting.

The Meeting will begin promptly at 11:30 a.m., Eastern time. The Funds encourage you to access the Meeting a few minutes prior to the start time leaving ample time for the check in. For technical assistance in accessing the Meeting, shareholders can email attendameeting@astfinancial.com. During the Meeting, instructions will be provided for shareholders in attendance to submit comments and questions.

How do I sign a proxy card?

Individual Accounts: Shareholders should sign exactly as their names appear on the account registration shown on the proxy card(s) or voting instruction.

Joint Accounts: Either owner may sign, but the name of the person signing should conform exactly to a name appearing on the account registration as shown on the proxy card(s) or voting instruction form(s).

All Other Accounts: The person signing must indicate his or her capacity. For example, a trustee for a trust or other entity should sign, “Ann B. Collins, Trustee.”

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Are there dissenters’ rights?

The Trust Instrument of the Target Fund does not provide for dissenters’ rights. Therefore, if the Reorganization is approved at the Meeting, shareholders of the Target Fund will not have the right to dissent and obtain payment of the fair value of their shares. Shareholders of the Target Fund, however, will be able to redeem or exchange shares of the Target Fund at NAV (without any applicable CDSC) until the Closing Date of the Reorganization. After the Closing Date, shareholders may sell their shares on Nasdaq, other national securities exchanges, electronic crossing networks and other alternative trading systems through their broker-dealer.

PRINCIPAL HOLDERS OF SHARES

As of the Record Date, the officers and trustees of the Legg Mason Trust, as a group, owned of record and beneficially less than 1% of the outstanding shares of the Target Fund’s outstanding shares. As of the Record Date, the Acquiring Fund was not operational and, therefore, had no shareholders.

From time to time, the number of Fund shares held in “street name” accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding. To the knowledge of the Target Fund, no other persons owned (beneficially or of record) 5% or more of the outstanding shares of any class of the Target Fund as of the Record Date, except as listed in Exhibit C to this Prospectus/Proxy Statement. Upon completion of the Reorganization, it is expected that those persons disclosed in Exhibit C as owning 5% or more of the Target Fund’s outstanding Class A, Class C, Class R, Class I or IS shares will no longer own in excess of 5% of the then outstanding shares of the Acquiring Fund.

SHAREHOLDER PROPOSALS

Neither the Target Fund nor the Acquiring Fund is required to hold, or intends to hold, regular annual meetings of shareholders. A shareholder who wishes to submit a proposal for consideration for inclusion in a proxy statement of the Target Fund for the next meeting of shareholders (if any) should send a written proposal to the Legg Mason Trust’s offices, at 100 International Drive, Baltimore, Maryland 20202, Attention: Secretary, so that it is received within a reasonable time in advance of such meeting in order to be included in the proxy statement of the Target Fund and proxy card relating to that meeting and presented at the meeting. A shareholder proposal may be presented at a meeting of shareholders only if such proposal concerns a matter that may be properly brought before the meeting under applicable federal securities laws, state law, and other governing instruments.

Submission of a proposal by a shareholder does not guarantee that the proposal will be included in a Fund’s proxy statement or presented at the meeting.

ADJOURNMENT

The Meeting with respect to the Target Fund may, by action of the chair of the Meeting and without any action by shareholders, be adjourned from time to time with respect to one or more matters to be considered at the Meeting, whether or not a quorum is present with respect to such matter. Such authority to adjourn the Meeting may be used for any reason whatsoever, including to allow time for further solicitation of proxies in the event that a quorum is not present at the Meeting or in the event that a quorum is present but sufficient votes have not been received to approve the Proposal. Any adjournment will not delay or otherwise affect the effectiveness and validity of any business transacted at the Meeting prior to adjournment and any business may be transacted at the adjourned meeting that might have been transacted at the Meeting. Unless otherwise instructed by a shareholder granting a proxy, the persons designated as proxies may use their discretionary authority to vote as instructed by management of the Target Fund on questions of adjournment, to the extent permitted under applicable federal securities laws, state law, and the Trust’s governing instruments. If the Meeting is adjourned to another time or place, written notice need not be given of the adjourned meeting if the time and place is announced at the Meeting, unless a new record date is fixed.

By Order of the Board of Trustees of the Legg Mason Trust,

Marc A. De Oliveira Secretary and Chief Legal Officer

May 9, 2022

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GLOSSARY

Useful Terms and Definitions

1940 Act — The Investment Company Act of 1940, as amended.

1940 Act Majority Vote — The affirmative vote of the lesser of: (i) a majority of the voting power of the outstanding voting securities of the Target Fund or (ii) 67% or more of the voting power of the voting securities of the Target Fund present or represented by proxy at the Meeting if the holders of shares representing more than 50% of the voting power of the outstanding voting securities of the Target Fund are present or represented by proxy.

Acquiring Fund — BrandywineGLOBAL—Dynamic US Large Cap Value ETF.

Acquiring Fund Shares — Shares of the Acquiring Fund that will be issued in exchange for the assets and liabilities of the Target Fund.

Authorized Participant — Financial institutions that have entered into agreements permitting them to purchase and redeem large blocks of shares known as creation units from an ETF.

CDSC — Contingent deferred sales charge.

Creation Unit — A block of new shares sold by an exchange-traded fund (ETF) company to an Authorized Participant for sale on the open market.

Distributors — Franklin Distributors, LLC, One Franklin Parkway, San Mateo, CA 94403-1906, the principal underwriter for the Target Fund.

ETF Trust — Franklin Templeton ETF Trust, the registered investment company of which the Acquiring Fund is a series.

FAV — Franklin Advisers, Inc., the investment manager for the Acquiring Fund

FRI — Franklin Resources, Inc., One Franklin Parkway, San Mateo, CA 94403-1906.

FT Services — Franklin Templeton Services, LLC, the administrator for the Acquiring Fund. FT Services is an indirect, wholly owned subsidiary of FRI and is an affiliate to each Fund’s investment manager and principal underwriter.

Independent Trustees — The Trustees who are not “interested persons” of a Fund, as such term is defined in the 1940 Act.

IRS — U.S. Internal Revenue Service.

Legg Mason Trust — the registered investment company of which the Target Fund is a series.

Meeting — The Special Meeting of Shareholders of the Target Fund concerning approval of the Plan.

Net Asset Value (NAV) — The net asset value of a fund is determined by deducting a fund’s liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

Plan — The Agreement and Plan of Reorganization adopted by the Legg Mason Trust, on behalf of the Target Fund, and the ETF Trust on behalf of the Acquiring Fund.

Record Date — April 20, 2022 – The date selected for determining which shareholders of record of the Target Fund will be entitled to vote on the Reorganization.

Reorganization — The proposed reorganization contemplated by the Plan.

SAI — Statement of Additional Information, a document that supplements information found in a mutual fund’s or ETF’s prospectus.

SEC — U.S. Securities and Exchange Commission.

Sub-Advisor — Brandywine Global Investment Management, LLC.

Target Fund— the BrandywineGLOBAL—Dynamic US Large Cap Value Fund, a series of the Legg Mason Trust.

The Trusts — The Legg Mason Trust and the ETF Trust.

U.S. — The United States of America.

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EXHIBITS TO PROSPECTUS/PROXY STATEMENT

Exhibit

A.	Agreement and Plan of Reorganization
B.	Financial Highlights
C.	Principal Holders of Securities of the Funds
D.	Comparison of Target Fund and Acquiring Fund Fundamental Investment Restrictions

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EXHIBIT A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is adopted as of this 19th day of November, 2021 by and among: (i) Legg Mason Global Asset Management Trust (the “Target Entity”), separately, on behalf of its respective series identified on Exhibit A hereto (each a “Target Fund”); and (ii) Franklin Templeton ETF Trust (the “Acquiring Entity”), separately, on behalf of its respective series identified on Exhibit A hereto (each an “Acquiring Fund”). Franklin Advisers, Inc. (“FAV”) joins this Agreement solely for purposes of Section 9.2.

WHEREAS, the parties hereto intend for each Acquiring Fund and the corresponding Target Fund (as set forth in Exhibit A hereto) to enter into a transaction pursuant to which: (i) the Acquiring Fund will acquire the Assets (as such term is defined in Section 1.2(b)) of the Target Fund in exchange for shares of the corresponding Acquiring Fund of equal value to the net assets of the Target Fund being acquired and the assumption of the Liabilities (as such term is defined in Section 1.2(c)), and (ii) the Target Fund will distribute such shares of the Acquiring Fund to shareholders of the Target Fund, in connection with the liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (each such transaction, a “Reorganization” and collectively, the “Reorganizations”). Following its liquidation, each Target Fund will be dissolved. Each Acquiring Fund is, and will be immediately prior to Closing (defined in Section 3.1), a shell series, without assets (other than seed capital, which shall be paid out in redemption of the Initial Shares prior to the applicable Reorganization, pursuant to Section 4.2(q)) or liabilities, created for the purpose of acquiring the Assets and assuming the Liabilities of the Target Fund;

WHEREAS, each of the Target Entity and the Acquiring Entity is an open-end, registered investment company of the management type; and

WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization and liquidation with respect to each Reorganization within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (“Code”).

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto, intending to be legally bound hereby, covenant and agree as follows:

1.	DESCRIPTION OF THE REORGANIZATIONS

1.1 It is the intention of the parties hereto that each Reorganization described herein shall be conducted separately of the others, and a party that is not a party to a Reorganization shall incur no obligations, duties or liabilities with respect to such Reorganization by reason of being a party to this Agreement. If any Reorganization should fail to be consummated, such failure shall not affect the other Reorganization in any way.

1.2 Provided that all conditions precedent to a Reorganization set forth herein have been satisfied or, to the extent legally permissible, waived as of the Closing Time (defined in Section 3.1), and based on the representations and warranties each party provides to the others, the Target Entity and the Acquiring Entity agree to take the following steps with respect to the Reorganization, the parties to which are set forth in Exhibit A:

(a)    The applicable Target Fund shall transfer all of its Assets, as defined and set forth in Section 1.2(b), to the corresponding Acquiring Fund, and the Acquiring Fund in exchange therefor shall assume the Liabilities, as defined and set forth in Section 1.2(c), and deliver to the Target Fund for distribution to the shareholders of the Target Fund the number of Acquiring Fund shares, all as determined in the manner set forth in Section 2.

(b)    The assets of the Target Fund to be transferred to the Acquiring Fund shall consist of all property, goodwill, and assets of every description and all interests, rights, privileges and powers of the Target Fund that are shown as an asset on the books and records of the Target Fund as of the Closing Time (collectively, the “Assets”). The Assets of the Target Fund shall be delivered to the Acquiring Fund free and clear of all liens, encumbrances, hypothecations and claims whatsoever (except for liens or encumbrances that do not materially detract from the value or use of the Target Fund Assets), and there shall be no restrictions on the full transfer thereof (except for those imposed by the federal or state securities laws).

(c)    The Acquiring Fund shall assume and pay when due all obligations and liabilities of the Target Fund, existing on or after the Closing Date, whether absolute, accrued, contingent or otherwise (except that certain expenses of the Reorganization contemplated hereby to be paid by the persons as provided in Section 9.2 hereof shall not be assumed or paid by the Acquiring Fund) (collectively, the “Liabilities”), and such Liabilities shall become the obligations and liabilities of the Acquiring Fund. The Target Fund will use its reasonable best efforts to discharge all known Liabilities prior to or at the Valuation Date (as defined in Section 2.1(a)) to the extent permissible and consistent with its own investment objectives and policies. The Assets minus the Liabilities of a Target Fund shall be referred to herein as the Target Fund’s “Net Assets.”

(d)    As soon as is reasonably practicable after the Closing, the Target Fund will distribute to its shareholders of record (“Target Fund Shareholders”) the shares of the Acquiring Fund received by the Target Fund pursuant to Section 1.2(a), as set forth in Exhibit A, on a pro rata basis, and without further notice the outstanding shares of the Target Fund will be redeemed and cancelled

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as permitted by its Governing Documents (as defined in Section 4.1(a)) and applicable law, and the Target Fund will as promptly as practicable completely liquidate and dissolve as permitted by its Governing Documents and applicable law. Such distribution to the Target Fund Shareholders and liquidation of the Target Fund will be accomplished by the transfer of the Acquiring Fund’s shares then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders. The aggregate net asset value of the Acquiring Fund’s shares to be so credited to the corresponding Target Fund Shareholders shall be equal to the aggregate net asset value of the corresponding Target Fund’s shares owned by the Target Fund Shareholders on the Valuation Date (following the redemption of fractional shares pursuant to Section 5.1(p). For Target Fund Shareholders that hold Target Fund shares through accounts that are not permitted to hold Acquiring Fund shares, Acquiring Fund shares may be held by a transfer agent of the Acquiring Fund for the benefit of such Target Fund Shareholders pending delivery of information with respect to accounts that are permitted to hold Acquiring Fund shares. The Acquiring Fund shall not issue certificates representing shares in connection with such exchange.

(e)    Any transfer taxes payable upon issuance of the Acquiring Fund’s shares in a name other than the registered holder of the Target Fund’s shares on the books and records of the Target Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom the Acquiring Fund’s shares are to be issued and transferred.

(f)    Ownership of the Acquiring Fund’s shares will be shown on its books, as such are maintained by the Acquiring Fund’s transfer agent.

(g)    Immediately after the Closing Time, the share transfer books relating to the Target Fund shall be closed and no transfer of shares shall thereafter be made on such books.

2.	VALUATION

2.1. With respect to each Reorganization:

(a)    The value of the Target Fund’s Assets shall be the value of such Assets computed as of immediately after the close of regular trading on the New York Stock Exchange (“NYSE”) less the value of any cash or other assets used to redeem fractional shares pursuant to Section 5.1(p), which shall reflect the declaration of any dividends, on the Closing Date (the “Valuation Date”), using the valuation procedures set forth in the then-current prospectus for the Target Fund and the valuation procedures established by the Target Entity’s board of trustees. On the Valuation Date, the Target Fund shall record the value of the Assets, as valued pursuant to this Section 2.1(a), on a valuation report (the “Valuation Report”) and deliver a copy of the Valuation Report to the Acquiring Fund by 7:00 p.m. (Eastern time) on the Valuation Date, or as soon as practicable thereafter.

(b)    The net asset value per share of the Acquiring Fund shares issued in connection with the Reorganization shall be the net asset value per share of the Target Fund as of the close of business on the Valuation Date (following the redemption of fractional shares pursuant to Section 5.1(p)).

(c)    The number of Acquiring Fund shares issued in exchange for the Target Fund’s Net Assets shall equal the number of shares of the Target Fund outstanding as of the Valuation Date (following the redemption of fractional shares pursuant to Section 5.1(p)). All Acquiring Fund shares delivered to a Target Fund shareholder will be delivered at net asset value without the imposition of a sales load, commission, transaction fee or other similar fee.

(d)    All computations of value shall be made by the Target Fund or its designated recordkeeping agent using the valuation procedures described in this Section 2 and shall be subject to review by the Acquiring Fund and/or its recordkeeping agent, and, if requested by either the Target Entity or the Acquiring Entity, by the independent registered public accountant of the requesting party.

3.	CLOSING AND CLOSING DATE

3.1. Each Reorganization shall close on October 28, 2022, or such other date as the authorized officers of the parties may agree with respect to any or all Reorganizations (the “Closing Date”). All acts taking place at the closing of a Reorganization (“Closing”) shall, subject to the satisfaction or waiver of the conditions in this Agreement, be deemed to take place simultaneously as of the later of 7:01 p.m. Eastern time or the finalization of the applicable Target Fund’s net asset value on the Closing Date of that Reorganization, unless otherwise agreed to by the parties (the “Closing Time”). The Closing of each Reorganization shall be held in person, by facsimile, email or such other communication means as the parties may reasonably agree. In respect of each Reorganization, the applicable Target Fund shall notify the corresponding Acquiring Fund of any portfolio security held by the Target Fund in other than book-entry form at least five (5) business days prior to the Closing Date.

3.2. With respect to each Reorganization:

(a)    The Target Fund’s portfolio securities, investments or other assets that are represented by a certificate or other written instrument shall be transferred and delivered by the Target Fund as of the Closing Time to the Acquiring Fund’s custodian for the account of the Acquiring Fund duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof. The Target Entity shall direct the Target Fund’s custodian (the “Target Custodian”) to deliver to the Acquiring

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Fund’s custodian as of the Closing Date by book entry, in accordance with the customary practices of Target Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940 (the “1940 Act”)), in which the Assets are deposited, the Target Fund’s portfolio securities and instruments so held. The Target Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Target Custodian to the Acquiring Fund’s custodian. The cash to be transferred by the Target Fund shall be delivered to the Acquiring Fund’s custodian by wire transfer of federal funds or other appropriate means on the Closing Date. If the Target Fund is unable to make such delivery on the Closing Date in the manner contemplated by this Section for the reason that any of such securities or other investments purchased prior to the Closing Date have not yet been delivered to the Target Fund or its broker, then the Acquiring Fund may, in its sole discretion, waive the delivery requirements of this Section with respect to said undelivered securities or other investments if the Target Fund has, by or on the Closing Date, delivered to the Acquiring Fund or its custodian executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by the Acquiring Fund or its custodian, such as brokers’ confirmation slips.

(b)    At such time prior to the Closing Date as the parties mutually agree, the Target Fund shall provide instructions and related information to the Acquiring Fund or its transfer agent with respect to the Target Fund Shareholders, including names, addresses, dividend reinvestment elections, if any, and tax withholding status of the Target Fund Shareholders as of the date agreed upon (such information to be updated as of the Closing Date, as necessary). The Acquiring Fund and its transfer agent shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, information or documentation, but shall, in each case, assume that such instruction, information or documentation is valid, proper, correct and complete.

(c)    At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

(d)    In the event that on the Valuation Date or the Closing Date of the Reorganization (i) the NYSE or another primary trading market for portfolio securities of the Target Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (ii) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the board of trustees of the Acquiring Entity or the Target Entity, or the authorized officers of such entities, accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund, respectively, is impracticable, the Valuation Date and the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored or such later dates as may be mutually agreed in writing by an authorized officer of each party.

4.	REPRESENTATIONS AND WARRANTIES

4.1. The Target Entity, on behalf of itself or, where applicable for each Target Fund, represents and warrants to the Acquiring Entity and the corresponding Acquiring Fund as follows:

(a)    The Target Entity is a statutory trust duly formed, validly existing and in good standing under the laws of the State of Maryland, with power under the Target Entity’s declaration of trust and bylaws, as applicable (“Governing Documents”), to own all of its assets, to carry on its business as it is now being conducted and to enter into this Agreement and perform its obligations hereunder. The Target Fund is a duly established and designated separate series of the Target Entity;

(b)    The Target Entity is a registered investment company classified as a management company of the open-end type, and its registration with the U.S. Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, and the registration of the shares of the Target Fund under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect, and will be in full force and effect on the Closing Date, and no action or proceeding to revoke or suspend such registrations is pending, or to the knowledge of the Target Fund, threatened. All issued and outstanding shares of the Target Fund have been offered for sale in conformity in all material respects with applicable federal and state securities laws;

(c)    No consent, approval, authorization, or order of any court or governmental authority or the Financial Industry Regulatory Authority (“FINRA”) is required for the consummation by the Target Entity, on behalf of the Target Fund, of the transactions contemplated herein, except such as have been obtained or will be obtained at or prior to the Closing Date under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act, and state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico), each of which, as required, shall have been obtained on or prior to the Closing Date. No consent of or notice to any other third party or entity is required for the consummation by the Target Fund of the transactions contemplated by this Agreement, except that such transactions will require approval of the Target Fund shareholders;

(d)    The current prospectus and statement of additional information and current shareholder reports of the Target Fund prior to the date of this Agreement, conform or conformed at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not or did

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not at the time of their use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)    The Target Fund is in compliance in all material respects with, and during the three (3) years prior to the date of this Agreement was in compliance in all material respects with, the requirements of, and the rules and regulations under, the 1933 Act, the 1934 Act and the 1940 Act, state securities laws and all other applicable federal and state laws or regulations. The Target Fund is in compliance in all material respects with, and during the three (3) years prior to the date of this Agreement was in compliance in all material respects with, its investment objectives, policies, guidelines and restrictions and compliance procedures, and the value of the Net Assets of the Target Fund is, and during such period was, determined using portfolio valuation methods that, in the reasonable judgment of the Target Fund, comply in all material respects with the requirements of the 1940 Act and the rules and regulations of the Commission thereunder and the pricing and valuation policies of the Target Fund and there have been no material miscalculations of the net asset value of the Target Fund or the net asset value per share of the Target Fund during the twelve (12) month period preceding the date hereof that have not been remedied or will not be remedied prior to the Closing Date in accordance with the Target Fund’s policies and procedures that, individually or in the aggregate, would have a material adverse effect on the Target Fund or its Assets, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act. All advertising and sales material used by the Target Fund during the twelve (12) months prior to the date of this Agreement complied in all material respects, at the time such material was used, with applicable law and the rules and regulations of the FINRA;

(f)    Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, the Target Fund will as of the Closing Time have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets free of adverse claims, including any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, free of adverse claims and subject to no restrictions on the full transfer thereof, including, without limitation, such restrictions as might arise under the 1933 Act;

(g)    Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, the Target Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Target Entity’s Governing Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Target Fund or the Target Entity is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Target Fund or Target Entity is a party or by which it is bound;

(h)    Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, all material contracts or other commitments of the Target Fund (other than this Agreement and certain investment contracts, including swap agreements, options, futures and forward contracts) will terminate or be terminated with respect to the Target Fund without liability to the Target Fund or may otherwise be assigned to the Acquiring Fund without the payment of any fee (penalty or otherwise) or acceleration of any obligations of the Target Fund on or prior to the Closing Date;

(i)    Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body, regulatory agency or FINRA is presently pending or, to the Target Fund’s knowledge, threatened against the Target Fund that, if adversely determined, would materially and adversely affect the Target Fund’s financial condition or the conduct of its business or the Target Fund’s ability to consummate the transactions contemplated by this Agreement. The Target Fund and the Target Entity, without any special investigation or inquiry, know of no facts that might form the basis for the institution of such proceedings and neither the Target Entity nor the Target Fund is a party to or subject to the provisions of any order, decree or judgment of any court, governmental body, regulatory agency or FINRA that materially and adversely affects its business or its ability to consummate the transactions herein contemplated. The Target Fund is not in violation of, and has not violated within the past three years, nor, to the knowledge of the Target Entity, is the Target Fund under investigation with respect to or has the Target Fund been threatened to be charged with or given notice of any violation of, any applicable law or regulation. The Target Fund (i) does not have outstanding any option to purchase or other right to acquire shares of the Target Fund issued or granted by or on behalf of the Target Fund to any person; (ii) has not entered into any contract or agreement or amendment of any contract or agreement or terminated any contract or agreement, in each case material to the operation of the Target Fund, except as otherwise contemplated by this Agreement or as disclosed to the Acquiring Fund; (iii) has not incurred any indebtedness, other than in the ordinary course of business consistent with the investment objective and policies of the Target Fund; (iv) has not entered into any amendment of its Governing Documents that has not been disclosed to the Acquiring Fund; (v) does not have outstanding any grant or imposition of any lien, claim, charge or encumbrance (other than encumbrances arising in the ordinary course of business) upon any asset of the Target Fund other than any liens for taxes not yet due and payable; and (vi) has not entered into any agreement or made any commitment to do any of the foregoing except as disclosed to the Acquiring Fund;

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(j)    The financial statements of the Target Fund for the Target Fund’s most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Target Fund’s prospectus or statement of additional information included in the Target Fund’s registration statement on Form N-1A. Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Fund’s most recently completed fiscal year, if any, were prepared in accordance with GAAP consistently applied, and such statements (copies of which have been furnished or made available to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein. No significant deficiency, material weakness, fraud, significant change or other factor that could significantly affect the internal controls of the Target Fund has been disclosed or is required to be disclosed in the Target Fund’s reports on Form N-CSR and, to the knowledge of the Target Fund, no such disclosure will be required as of the Closing Date;

(k)    Since the last day of the Target Fund’s most recently completed fiscal year, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, except as otherwise disclosed to and accepted by the Acquiring Fund in writing. For the purposes of this subparagraph, a decline in net asset value due to declines in market values of securities held by the Target Fund, the redemption of the Target Fund’s shares by shareholders of the Target Fund or the discharge of the Target Fund’s ordinary course liabilities shall not constitute a material adverse change;

(l)    On the Closing Date, all material Tax Returns (as defined below) of the Target Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Target Fund’s knowledge, no such Tax Return is currently under audit by any federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Tax Returns; there are no levies, liens or other encumbrances on the Target Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Target Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements. The Target Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service (the “Service”) pertaining to the reporting of distributions on and redemptions of its shares of beneficial interest and to withholding in respect of distributions to shareholders, and is not liable for any material penalties that could be imposed thereunder. As used in this Agreement, “Tax” or “Taxes” means any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, excise tax and withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax. “Tax Return” means reports, returns, information returns, dividend reporting forms, elections, agreements, declarations, or other documents or reports of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed or furnished or required to be furnished with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);

(m)    The Target Fund: (i) is not (and will not be as of the Closing Date) classified as a partnership, and instead is (and will be as of the Closing Date) classified as an association that is subject to tax as a corporation for federal tax purposes and either has elected the latter classification by filing Form 8832 with the Service or is a “publicly traded partnership” (as defined in Section 7704(b) of the Code) that is treated as a corporation for federal tax purposes, (ii) has elected to be a regulated investment company under Subchapter M of the Code, and (iii) is a “fund,” as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code. The Target Fund has qualified for treatment as a regulated investment company for each taxable year since inception (or since it was first treated as a separate corporation under Section 851(g) of the Code) that has ended prior to the Closing Date, and for each such taxable year (or portion thereof), the Target Fund has been eligible to compute its federal income tax under Section 852 of the Code. Subject to the accuracy of the representations set forth in Section 4.2(i), the Target Fund expects to satisfy the requirements of Part I of Subchapter M of the Code to maintain qualification for treatment as a regulated investment company for the taxable year that includes the Closing Date. Subject to the accuracy of the representations set forth in Section 4.2(i), the Target Fund does not expect that the consummation of the transactions contemplated by this Agreement will cause it to fail to qualify as a regulated investment company as of the Closing Date or as of the end of its taxable year that includes the Closing Date. The Target Fund has not at any time since its inception had any material tax liability under Sections 852 or 4982 of the Code that has not been timely paid. The Target Fund has no earnings or profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply to the Target Fund. The Target Fund does not own any “converted property” (as that term is defined in Treasury Regulation Section 1.337(d)-7(a)(2)) that is subject to the rules of Section 1374 of the Code as a consequence of the application of Section 337(d)(1) of the Code and the Treasury Regulations promulgated thereunder;

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(n)    The Target Fund has not changed its taxable year end within the most recent 48-month period ending on the last day of the month immediately preceding the Closing Date of the applicable Reorganization, and it does not intend to change its taxable year end prior to that Closing Date;

(o)    The Target Fund has not been notified in writing that any examinations of the Tax Returns of the Target Fund are currently in progress or threatened, and, to the knowledge of the Target Fund, no such examinations are currently in progress or threatened, and no deficiencies have been asserted or assessed against the Target Fund as a result of any audit by the Service or any state, local or foreign taxing authority, and, to the knowledge of the Target Fund, no such deficiency has been proposed or threatened, and there are no levies, liens or other encumbrances related to Taxes existing or known to the Target Fund to be threatened or pending with respect to the Assets of the Target Fund;

(p)    The Target Fund has no actual liability for any Tax obligation of any taxpayer other than itself. The Target Fund is not currently and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary tax returns. The Target Fund is not a party to any Tax allocation, sharing, or indemnification agreement (other than agreements the principal purpose of which do not relate to Taxes);

(q)    All issued and outstanding shares of the Target Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Target Entity, and are not, and on the Closing Date will not be, subject to preemptive or objecting shareholder rights. In every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia and of Puerto Rico securities laws. All of the issued and outstanding shares of the Target Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the transfer agent for a Target Fund (the “Target Transfer Agent”), on behalf of the Target Fund. The Target Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Target Fund, nor is there outstanding any security convertible into any of the Target Fund’s shares;

(r)    The Target Entity, on behalf of the Target Fund, has all requisite power and authority to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action, if any, on the part of the trustees of the Target Entity and, subject to the approval of the shareholders of the Target Fund (only with respect to those obligations under this Agreement that are contingent on such shareholder approval) and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(s)    The information relating to the Target Fund furnished by the Target Fund for use in no-action letters, applications for orders, registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory or self-regulatory authority that are necessary in connection with the transactions contemplated hereby is and will be accurate and complete in all material respects and will comply in all material respects with federal securities laws and regulations thereunder and other applicable laws and regulations applicable thereto;

(t)    As of the date of this Agreement or within a certain time thereafter as mutually agreed by the parties, the Target Fund has provided the Acquiring Fund with all information relating to the Target Fund reasonably necessary for the preparation of the N-14 Registration Statement (as defined in Section 5.1(b) hereof), in compliance with the 1933 Act, the 1934 Act and the 1940 Act in connection with the joint special meeting of the Target Funds’ shareholders (the “Special Meeting”) to approve this Agreement and the transactions contemplated hereby. As of the effective date of the N-14 Registration Statement, the date of the Special Meeting of the Target Fund and the Closing Date, such information provided by any Target Fund will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided, however, that the representations and warranties in this subparagraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reasonable reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein;

(u)    The books and records of the Target Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Fund;

(v)    The Target Entity has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act relating to the Target Fund;

(w)    The Target Entity has adopted and implemented written policies and procedures related to insider trading and a code of ethics that complies with all applicable provisions of Section 17(j) of the 1940 Act and Rule 17j-1 thereunder;

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(x)    The Target Entity and the Target Fund have maintained any material license, permit, franchise, authorization, certification and approval required by any governmental entity in the conduct of the Target Fund’s business (the “Licenses and Permits”). Each License and Permit has been duly obtained, is valid and in full force and effect, and is not subject to any pending or, to the knowledge of the Target Entity, threatened administrative or judicial proceeding to revoke, cancel, suspend or declare such License and Permit invalid;

(y)    The Target Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code, although it may have claims against certain debtors in such a Title 11 or similar case; and

(z)    The Target Fund has no unamortized or unpaid organizational fees or expenses.

4.2. The Acquiring Entity, on behalf of itself or, where applicable for each Acquiring Fund, represents and warrants to the Target Entity and the corresponding Target Fund as follows:

(a)    The Acquiring Entity is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware, with power under its Governing Documents to own all of its properties and assets and to carry on its business as it is now being, and as it is contemplated to be, conducted and to enter into this Agreement and perform its obligations hereunder. The Acquiring Fund is a duly established and designated separate series of the Acquiring Entity;

(b)    The Acquiring Entity is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Acquiring Fund under the 1933 Act are in full force and effect, and will be in full force and effect on the Closing Date, and no action or proceeding to revoke or suspend such registrations is pending, or to the knowledge of the Acquiring Fund, threatened;

(c)    No consent, approval, authorization, or order of any court, governmental authority or FINRA is required for the consummation by the Acquiring Fund and the Acquiring Entity of the transactions contemplated herein, except such as have been or will be (at or prior to the Closing Date) obtained under the 1933 Act, the 1934 Act, the 1940 Act and state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico), each of which, as required, shall have been obtained on or prior to the Closing Date. No consent of or notice to any other third party or entity is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement;

(d)    The prospectus and statement of additional information of the Acquiring Fund to be used in connection with the Reorganization, and the prospectus and statement of information of the Acquiring Fund that will be in effect on the Closing Date and that is included in the Acquiring Entity’s registration statement on Form N-1A, will conform at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)    The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Acquiring Entity’s Governing Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund or the Acquiring Entity is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty, or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund or the Acquiring Entity is a party or by which it is bound;

(f)    Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Target Fund, no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body, regulatory agency or FINRA is presently pending or, to the Acquiring Fund’s knowledge, threatened against the Acquiring Fund that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business or the Acquiring Fund’s ability to consummate the transactions contemplated by this Agreement. The Acquiring Fund and the Acquiring Entity, without any special investigation or inquiry, know of no facts that might form the basis for the institution of such proceedings and neither the Acquiring Entity nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court, governmental body, regulatory agency or FINRA that materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(g)    The Acquiring Fund has not yet commenced operations. The Acquiring Fund is, and will be at the time of Closing, a new series portfolio of the Acquiring Entity created within the last twelve (12) months, without assets (other than seed capital, which shall be paid out in redemption of the Initial Shares prior to the applicable Reorganization, pursuant to Section 4.2(q)) or liabilities, formed for the purpose of acquiring the Assets and assuming the Liabilities of the Target Fund in connection with

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the Reorganization and, accordingly, the Acquiring Fund has not prepared books of account and related records or financial statements or issued any shares except those issued in a private placement to FAV or its affiliate to secure any required initial shareholder approvals;

(h)    As of the Closing Date, no federal, state or other Tax Returns of the Acquiring Fund will have been required by law to have been filed, and no Taxes will be due by the Acquiring Fund. As of the Closing Date, the Acquiring Fund will not have been required to pay any assessments and the Acquiring Fund will not have any Tax liabilities. Consequently, as of the Closing Date, the Acquiring Fund will not be under audit by any federal, state, local or foreign Tax authority and there will have been no Tax assessment asserted with respect to the Acquiring Fund, no levies, liens or other encumbrances on the Acquiring Fund, and no waivers of the time to assess any Taxes;

(i)    The Acquiring Fund: (i) was formed for the purpose of the applicable Reorganization, (ii) is not (and will not be as of the Closing Date) classified as a partnership, and either will timely elect to be classified as an association that is subject to tax as a corporation for federal tax purposes by filing Form 8832 with the Service or will be as of the Closing Date a “publicly traded partnership” (as defined in Section 7704(b) of the Code) that is treated as a corporation for federal tax purposes, (iii) has not filed any income tax return, and, subject to the accuracy of the representations and warranties in Section 4.1(m), intends to qualify to be a regulated investment company under Subchapter M of the Code for its taxable year which includes the Closing Date, holds and has held no property other than de minimis seed capital (which shall be paid out in redemption of the Initial Shares prior to the applicable Reorganization, pursuant to Section 4.2(p)) and has never had tax attributes, and (iv) is, or will be as of the Closing Date, a “fund,” as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code. The Acquiring Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it;

(j)    The Acquiring Entity, on behalf of the Acquiring Fund, has all requisite power and authority to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the trustees of the Acquiring Entity, on behalf of the Acquiring Fund, and subject to the approval of shareholders of the Target Fund and the due authorization, execution and delivery of the Agreement by the other parties thereto, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(k)    The shares of the Acquiring Fund to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund shares, and, upon receipt of the Target Fund’s Assets in accordance with the terms of this Agreement, will be fully paid and non-assessable by the Acquiring Entity;

(l)    The Acquiring Entity has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act relating to the Acquiring Fund;

(m)    The Acquiring Entity and the Acquiring Fund have adopted and implemented written policies and procedures related to insider trading and a code of ethics that complies with all applicable provisions of Section 17(j) of the 1940 Act and Rule 17j-1 thereunder;

(n)    The Acquiring Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code, although it may have claims against certain debtors in such a Title 11 or similar case;

(o)    The Acquiring Fund has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by FAV or its affiliates;

(p)    There is no plan or intention for the Acquiring Fund to be dissolved or merged into another business or statutory trust or a corporation or any “fund” thereof (as defined in Section 851(g)(2) of the Code) following the Reorganization;

(q)    There shall be no issued and outstanding shares of the Acquiring Fund prior to the Closing Date other than a nominal number of shares (“Initial Shares”) issued to a seed capital investor (which shall be the investment adviser of the Acquiring Fund or an affiliate thereof) to vote on the investment advisory contract and other agreements and plans as may be required by the 1940 Act and to take whatever action it may be required to take as the Acquiring Fund’s sole shareholder. The Initial Shares will be redeemed by the Acquiring Fund prior to the Closing for the price for which they were issued, and any price paid for the Initial Shares shall at all times have been held by the Acquiring Fund in a non-interest-bearing account; and

(r)    As of the effective date of the N-14 Registration Statement, the date of the Special Meeting of shareholders of the Target Fund and the Closing Date, the information provided by any Acquiring Fund for use in the N-14 Registration Statement, including the documents contained or incorporated therein by reference will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light

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of the circumstances under which such statements were made, not misleading; provided, however, that the representations and warranties in this subparagraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reasonable reliance upon and in conformity with information that was furnished by the Target Fund for use therein.

4.3. With respect to each Reorganization, the Target Entity, on behalf of the applicable Target Fund, and the Acquiring Entity, on behalf of the corresponding Acquiring Fund, represents and warrants as follows:

(a)    The fair market value of the Acquiring Fund’s shares that each Target Fund shareholder receives will be approximately equal to the fair market value of the Target Fund shares it actually or constructively surrenders in exchange therefor;

(b)    The fair market value of the Assets will equal or exceed the Liabilities to be assumed by the Acquiring Fund and those to which the Assets are subject;

(c)    No expenses incurred by the Target Fund or on its behalf in connection with the Reorganization will be paid or assumed by the Acquiring Fund or any other third party unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Reorganization Expenses”), and no cash or property other than Acquiring Fund shares will be transferred to the Target Fund or any of its shareholders with the intention that it be used to pay any expenses (even Reorganization Expenses) thereof; and

(d)    Immediately following consummation of the Reorganization, other than shares of an Acquiring Fund issued to FAV or its affiliate representing de minimis assets related to the Acquiring Fund’s formation or maintenance of its legal status, (1) the shareholders of the Acquiring Fund will own all the Acquiring Fund shares and will own those shares solely by reason of their ownership of the Target Fund shares immediately before the Reorganization; (2) the Acquiring Fund will hold the same assets and will be subject to the same liabilities that the Target Fund held or was subject to immediately before the Reorganization; and (3) the amount of all distributions (other than regular, normal dividends) Target Fund will make immediately preceding the Reorganization, will, in the aggregate, constitute less than 1% of its net assets.

5.	COVENANTS OF THE ACQUIRING ENTITY AND THE TARGET ENTITY

5.1. With respect to each Reorganization:

(a)    The Target Fund will (i) operate its business in the ordinary course and substantially in accordance with past practice between the date hereof and the Closing Date, it being understood that, with respect to the Target Fund, such ordinary course of business may include purchases and sales of portfolio securities and other instruments, sales and redemptions of the Target Fund’s shares, and the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable, and (ii) use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of the Target Fund in the ordinary course in all material respects. The Acquiring Fund shall take such actions as are customary to the organization of a new series prior to its commencement of operations. No party shall take any action that would, or would reasonably be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

(b)    The parties hereto shall cooperate in preparing, and the Acquiring Entity shall file with the Commission, a registration statement on Form N-14 under the 1933 Act, which shall properly register the Acquiring Fund shares to be issued in connection with the Reorganization and include a prospectus/proxy statement with respect to the proxy solicitation to the shareholders of the Target Fund of the Reorganization (the “N-14 Registration Statement”). If at any time prior to the Closing Date a party becomes aware of any untrue statement of a material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in light of the circumstances under which they were made in respect of the N-14 Registration Statement, such party shall notify each other party, and the parties shall cooperate in promptly preparing and filing with the Commission and, if appropriate, distributing to shareholders appropriate disclosure with respect to the item.

(c)    The Acquiring Entity shall file the N-14 Registration Statement with the Commission and use its best efforts to provide that the N-14 Registration Statement becomes effective as promptly as practicable.

(d)    The Target Entity, on behalf of each Target Fund, will call, convene and hold a meeting of shareholders of such Target Fund as soon as practicable, in accordance with applicable law and the Target Entity’s Governing Documents, for the purpose of approving this Agreement and the transactions contemplated herein as set forth in a prospectus/proxy statement, and for such other purposes as may be necessary or desirable. In the event that, for any Target Fund, insufficient votes are received from shareholders, the meeting may be adjourned as permitted under the Target Entity’s Governing Documents and applicable law, and as set forth in a prospectus/proxy statement in order to permit further solicitation of proxies.

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(e)    The Target Entity, on behalf of the Target Fund, agrees to mail or otherwise deliver (e.g., by electronic means consistent with applicable regulations governing their use) to its respective shareholders of record entitled to receipt of the prospectus/proxy statement, in sufficient time to comply with requirements of the 1934 Act, the prospectus/proxy statement contained in the N-14 Registration Statement and other documents as are necessary.

(f)    The Target Fund covenants that the Acquiring Fund’s shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

(g)    The Target Entity will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares, and will assist the Acquiring Fund in obtaining copies of any books and records of the Target Fund from its service providers reasonably requested by the Acquiring Entity.

(h)    Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

(i)    As soon as is reasonably practicable after the Closing, the Target Fund will make one or more distributions to its shareholders consisting of the shares of the Acquiring Fund received at the Closing, as set forth in Section 1.2(d) hereof.

(j)    The Acquiring Fund and the Target Fund shall each use their reasonable best efforts prior to Closing to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement.

(k)    The Target Fund shall, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action, as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund’s title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

(l)    The Acquiring Fund shall, from time to time, as and when reasonably requested by the Target Fund, execute and deliver or cause to be executed and delivered all such assumption agreements and other instruments, and will take or cause to be taken such further action, as the Target Fund may reasonably deem necessary or desirable in order for the Acquiring Fund to assume the Target Fund’s Liabilities and otherwise to carry out the intent and purpose of this Agreement.

(m)    The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, 1934 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

(n)    A statement of any capital loss carryovers, for U.S. federal income tax purposes, of the Target Fund, as of the most recent Tax year end of the Target Fund, along with supporting workpapers providing information regarding any limitations on the use of such capital loss carryovers including information on any built-in gains and built-in losses of the Target Fund for purposes of applying applicable limitations on the use of such items under the Code, shall be provided by the Target Entity on behalf of the Target Fund to the Acquiring Fund within sixty (60) days after the Closing Date.

(o)    It is the intention of the parties that each Reorganization will qualify as a reorganization with the meaning of Section 368(a) of the Code. None of the parties to this Agreement shall take any action or cause any action to be taken (including, without limitation the filing of any Tax Return) that is inconsistent with such treatment or results in the failure of a Reorganization to qualify as a reorganization with the meaning of Section 368(a) of the Code.

(p)    Prior to the Closing, the Target Fund (i) shall recapitalize so that it has a single class of shares outstanding and so that each holder of that single class of shares holds shares of that single class immediately after the recapitalization with an aggregate value equal to the aggregate value of any shares of the Target Fund held immediately prior to the recapitalization, and (ii) following the recapitalization (but, for the avoidance of doubt, prior to the Closing), shall redeem all fractional shares of the Target Fund outstanding on the records of the Target Fund’s transfer agent.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET ENTITY

6.1. With respect to each Reorganization, the obligations of the Target Entity, on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject to the satisfaction, or at the Target Entity’s election, the Target Entity’s waiver, of the following conditions:

(a)    All representations and warranties of the Acquiring Fund and the Acquiring Entity contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Time, with the same force and effect as if made on and as of the Closing Time;

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(b)    The Acquiring Entity and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Entity and the Acquiring Fund, on or before the Closing Time;

(c)    The Target Fund and the Acquiring Fund shall have agreed on the number of shares of the Acquiring Fund to be issued in connection with the Reorganization after such number has been calculated in accordance with Section 1.2 hereto;

(d)    As of the Closing Date, there shall have been no material change in the investment objectives, policies and restrictions or any increase in the investment management fee rate or other fee rates that the Acquiring Fund is contractually obligated to pay for services provided to the Acquiring Fund from those described in the N-14 Registration Statement; and

(e)    The Target Entity shall have received on the Closing Date the opinion of Stradley Ronon Stevens & Young, LLP (“Stradley Ronon”), counsel to the Acquiring Entity (which may rely on certificates of officers or trustees of the Acquiring Entity), dated as of the Closing Date, covering the following points:

    (i)    The Acquiring Entity is a statutory trust duly formed, validly existing and in good standing under the laws of the State of Delaware, and, with respect to the Acquiring Fund, has power under its Governing Documents to own all of its properties and assets, and to conduct its business as presently conducted as described in the N-14 Registration Statement;

    (ii)    The Acquiring Entity is a registered investment company classified as a management company of the open-end type with respect to each series of shares it offers, including the Acquiring Fund, under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

    (iii)    The execution and delivery of this Agreement has been duly authorized by the Acquiring Entity on behalf of the Acquiring Fund. This Agreement has been duly executed and delivered by the Acquiring Entity, on behalf of the Acquiring Fund and, assuming due authorization, execution and delivery of the Agreement by the Target Entity, the Target Fund, and FAV, is a valid and binding obligation of the Acquiring Entity, on behalf of the Acquiring Fund, enforceable against the Acquiring Entity, on behalf of the Acquiring Fund in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent conveyance, reorganization, receivership, moratorium and other similar laws relating to or affecting creditors’ rights generally, general equity principles (whether considered in a proceeding in equity or at law) and to an implied covenant of good faith and fair dealing;

    (iv)    The Acquiring Fund shares to be issued to the Target Fund as provided by this Agreement are duly authorized, upon such delivery will be validly issued and upon receipt of the Target Fund’s Assets will be fully paid and non-assessable by the Acquiring Entity and no shareholder of an Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof; and

    (v)    The execution and delivery of the Agreement by the Acquiring Entity, on behalf of the Acquiring Fund, did not, and the performance by the Acquiring Entity, on behalf of the Acquiring Fund, of its obligations hereunder will not (i) violate the Acquiring Entity’s Governing Documents or (ii) breach in any material respect any provision of any agreement filed with the registration statement of the Acquiring Entity on Form N-1A to which the Acquiring Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any such agreement.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING ENTITY

7.1. With respect to each Reorganization, the obligations of the Acquiring Entity, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject to the satisfaction, or at the Acquiring Entity’s election, the Acquiring Fund’s waiver, of the following conditions:

(a)    All representations and warranties of the Target Entity and the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Time, with the same force and effect as if made on and as of the Closing Time;

(b)    The Target Entity and the Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target Entity and the Target Fund, on or before the Closing Time;

(c)    The Target Fund and the Acquiring Fund shall have agreed on the number of shares of the Acquiring Fund set forth on Exhibit A hereto to be issued in connection with the Reorganization after such number has been calculated in accordance with Section 1.2 hereto;

(d)    As of the Closing Date, there shall have been no material change in the investment objectives, policies and restrictions or any increase in the investment management fee rate or other fee rates that the Target Fund is contractually obligated to pay for services provided to the Target Fund from those described in the N-14 Registration Statement; and

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(e)    The Acquiring Entity shall have received on the Closing Date an opinion of counsel of Morgan, Lewis & Bockius LLP (“Morgan Lewis”), counsel to the Target Entity (which may rely on certificates of officers or trustees of the Target Entity and on an opinion of Venable LLP to the extent that any matter which is the subject of the opinion is governed by the laws of the State of Maryland), dated as of the Closing Date, covering the following points:

    (i)    The Target Entity is a statutory trust duly formed, validly existing and in good standing under the laws of the State of Maryland, and, with respect to the Target Fund, has power under its Governing Documents to own all of its properties and assets, and to conduct its business as presently conducted as described in the N-14 Registration Statement;

    (ii)    The Target Entity is a registered investment company classified as a management company of the open-end type with respect to itself and, if applicable, each series of shares it offers, including the Target Fund, under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

    (iii)    The execution and delivery of this Agreement has been duly authorized by the Target Entity on behalf of Target Fund. This Agreement has been duly executed and delivered by the Target Entity, on behalf of the Target Fund and, assuming due authorization, execution and delivery of the Agreement by the Acquiring Entity and the Acquiring Fund, is a valid and binding obligation of the Target Entity, on behalf of the Target Fund, enforceable against the Target Entity, on behalf of the Target Fund, in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent conveyance, reorganization, receivership, moratorium and other similar laws relating to or affecting creditors’ rights generally, general equity principles (whether considered in a proceeding in equity or at law) and to an implied covenant of good faith and fair dealing; and

    (iv)    The execution and delivery of the Agreement by the Target Entity, on behalf of the Target Fund, did not, and the performance by the Target Entity, on behalf of the Target Fund, of its obligations hereunder will not (i) violate the Target Entity’s Governing Documents (ii) breach in any material respect any provision of any agreement filed with the registration statement of the Target Entity on Form N-1A to which the Target Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any such agreement.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING ENTITY AND THE TARGET ENTITY

With respect to each Reorganization, if any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Target Fund or the Acquiring Fund, the Acquiring Entity or Target Entity, respectively, shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1. The Agreement and transactions contemplated herein shall have been approved by the board of trustees and shareholders of the Target Entity and the board of trustees of the Acquiring Entity. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.1;

8.2. On the Closing Date, no action, suit or other proceeding shall be pending or, to the Target Entity’s or the Acquiring Entity’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3. All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not result in a material adverse effect on the Acquiring Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions;

8.4. The N-14 Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;

8.5. With respect to each Reorganization, the Acquiring Entity and the Target Entity shall have received the opinion of Morgan Lewis dated as of the Closing Date and addressed to the Acquiring Entity and the Target Entity, in a form satisfactory to them, substantially to the effect that, based upon certain facts, qualifications, certifications, representations and assumptions, for federal income tax purposes:

(a)    The Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and each of the applicable Target Fund and the corresponding Acquiring Fund will be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

(b)    No gain or loss will be recognized by the Target Fund upon the transfer of all the Assets of the Target Fund to the Acquiring Fund solely in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all the Liabilities of the Target Fund, or upon the distribution of the shares of the Acquiring Fund to the applicable Target Fund Shareholders, except for (A) gain or loss that may be recognized on the transfer of “section 1256 contracts” as defined in Section

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1256(b) of the Code, (B) gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (C) any other gain or loss that may be required to be recognized upon the transfer of an asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Code;

(c)    The tax basis in the hands of the Acquiring Fund of each Asset transferred from the Target Fund to the Acquiring Fund in the Reorganization will be the same as the tax basis of such Asset in the hands of the Target Fund immediately prior to the transfer thereof, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Target Fund on the transfer;

(d)    The holding period in the hands of the Acquiring Fund of each Asset transferred from the Target Fund to the Acquiring Fund in the Reorganization, other than Assets with respect to which gain or loss is required to be recognized, will include the Target Fund’s holding period for such Asset (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating the holding period with respect to an asset);

(e)    No gain or loss will be recognized by the Acquiring Fund upon its receipt of all the Assets of the Target Fund solely in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all the Liabilities of the Target Fund as part of the Reorganization;

(f)    No gain or loss will be recognized by the applicable Target Fund Shareholders upon the exchange of their shares of the Target Fund for shares of the Acquiring Fund as part of the Reorganization (except with respect to cash received by applicable Target Fund Shareholders in redemption of fractional shares prior to the Reorganization);

(g)    The aggregate tax basis of the shares of the Acquiring Fund Shares each Target Fund Shareholder receives in the Reorganization will be the same as the aggregate tax basis of the shares of the Target Fund exchanged therefor;

(h)    Each Target Fund Shareholder’s holding period for the shares of the Acquiring Fund received in the Reorganization will include the Target Fund Shareholder’s holding period for the shares of the Target Fund exchanged therefor, provided that the Target Fund Shareholder held such shares of the Target Fund as capital assets on the date of the exchange; and

(i)    The taxable year of the Target Fund will not be required to end solely as a result of the Reorganization.

Notwithstanding anything herein to the contrary, neither the Acquiring Entity nor the Target Entity may waive the conditions set forth in this paragraph 8.6.

9.	BROKERAGE FEES AND EXPENSES

9.1. The parties hereto represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2. Except as otherwise provided herein with respect to a Reorganization, FAV will bear 100% of the expenses relating to the Reorganizations whether or not any Reorganization is consummated. The costs of the Reorganizations shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, if any, terminating any existing agreements or contracts to which the Target Entity is a party (including any penalties payable in connection with such termination), preparation, printing and distribution of the N-14 Registration Statement for each Reorganization (including the prospectus/proxy statement contained therein) and any supplements to the Target Fund’s current prospectus and statement of additional information, legal fees, accounting fees, and expenses of holding shareholders’ meetings. Any applicable transfer fees, stamp duty, brokerage commissions and other transaction costs relating to the (i) transfer of securities from the Target Fund to the Acquiring Fund at the time of the Reorganization and (ii) the sale and purchase of securities in those foreign markets that do not permit the in-kind transfer of securities shall be borne by the Target Fund. Notwithstanding the foregoing, expenses of each Reorganization will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in a failure by either the applicable Target Fund or the corresponding Acquiring Fund to qualify for treatment as a regulated investment company within the meaning of Section 851 of the Code or would prevent the Reorganization from qualifying as a “reorganization” within the meaning of Section 368(a) of the Code or otherwise result in the imposition of tax on either the Target Fund or the Acquiring Fund or on any of their respective shareholders.

10.	COOPERATION AND EXCHANGE OF INFORMATION

With respect to each Reorganization, prior to the Closing and for a reasonable time thereafter, the Target Entity and the corresponding Acquiring Entity will provide each other and their respective representatives with such cooperation, assistance and information as is reasonably necessary (i) for the filing of any Tax Return, for the preparation for any audit, and for the prosecution or defense of any claim, suit or proceeding relating to any proposed adjustment, or (ii) for any financial accounting purpose. Each such party or their respective agents will retain until the applicable period for assessment under applicable law (giving effect to any and all extensions or waivers) has expired all returns, schedules and work papers and all material records or other documents relating to Tax matters and financial reporting of tax positions of the Target Fund and the Acquiring Fund for its taxable period first

A-13

ending after the Closing of the applicable Reorganization and for all prior taxable periods for which the statute of limitation had not run at the time of the Closing, provided that the Target Entity shall not be required to maintain any such documents that it has delivered to the Acquiring Fund.

11.	INDEMNIFICATION

11.1. With respect to each Reorganization, the Acquiring Entity, out of the assets of the applicable Acquiring Fund, agrees to indemnify and hold harmless the Target Entity and each of the Target Entity’s officers and trustees from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which, jointly and severally, the Target Entity or any of its trustees or officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Entity, on behalf of the Acquiring Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement. This indemnification obligation shall survive the termination of this Agreement and the closing of the Reorganization.

11.2. With respect to each Reorganization, the Target Entity, out of the assets of the applicable Target Fund, agrees to indemnify and hold harmless the applicable Acquiring Entity and its officers and trustees from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which, jointly and severally, the Acquiring Entity or any of its trustees or officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Target Entity, on behalf of the Target Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement. This indemnification obligation shall survive the termination of this Agreement and the closing of the Reorganization.

12.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES AND COVENANTS

12.1. Each party agrees that no party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

12.2. The covenants to be performed after the Closing shall survive the Closing. The representations, warranties and all other covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

13.	TERMINATION

13.1. In addition, this Agreement may be terminated and the transactions contemplated hereby may be abandoned with respect to one or both Reorganizations at any time prior to the Closing Date by: (i) resolution of either the board of trustees of the Acquiring Entity or the board of trustees of the Target Entity if circumstances should develop that, in the opinion of that board, make proceeding with the Agreement not in the best interests of the shareholders of the Acquiring Fund or the Target Fund, respectively; (ii) mutual agreement of the parties; (iii) either the Acquiring Entity or the Target Entity if the Closing shall not have occurred on or before June 30, 2023; unless such date is extended by mutual agreement of the Acquiring Entity and the Target Entity; or (iv) any party if one or more other parties shall have materially breached its obligations under this Agreement or made a material misrepresentation herein or in connection herewith which would render a condition set forth in this Agreement unable to be satisfied. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective trustees or officers, except for (a) any such material breach or intentional misrepresentation or (b) the parties’ respective obligations under Sections 9.2 and 11, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

13.2. If any order of the Commission with respect to the Agreement shall be issued prior to the Closing that imposes any term or condition that is determined by action of the board of trustees of a Target Entity to be acceptable, such term or condition shall be binding as if it were a part of the Agreement without a vote or approval of the shareholders of the applicable Target Fund; provided that, if such term or condition would result in a change in the method of computing the number of Acquiring Fund Shares to be issued to a Target Fund, and such term or condition had not been included in the prospectus/proxy statement or other proxy solicitation material furnished to the shareholders of a Target Fund prior to the Special Meeting, the Agreement shall not be consummated and shall terminate unless a Target Entity promptly calls a Special Meeting of its shareholders at which such condition shall be submitted for approval.

13.3. The failure of a Target Fund to consummate its Reorganization shall not affect the consummation or validity of the Reorganization with respect to the other Target Fund, and the provisions of this Agreement shall be construed to effect this intent.

14.	AMENDMENTS

This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto to be bound by such Amendment; provided, however, that following dissemination of the prospectus/proxy statement, no such amendment may have the effect of changing the provisions for determining the number of shares of the Acquiring Fund to be issued to the shareholders of the Target Fund under this Agreement to the detriment of such shareholders without their further approval.

A-14

15.	NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery, personal service or prepaid or certified mail addressed to:

For the Target Entity:

Legg Mason Global Asset Management Trust

100 International Drive

Baltimore, Maryland 21202

For the Acquiring Entity:

Franklin Templeton ETF Trust

One Franklin Parkway

San Mateo, California 94403-1906

16.	HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY

16.1. The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

16.2. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware and applicable federal law, without regard to its principles of conflicts of laws.

16.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

16.4. This agreement may be executed in any number of counterparts, each of which shall be considered an original. The execution and delivery of this Agreement may occur by facsimile or by email in portable document format (PDF) or by other means of electronic signature and electronic transmission, including DocuSign or other similar method, and originals or copies of signatures executed and delivered by such methods shall have the full force and effect of the original signatures.

16.5. The Target Entity is a Maryland statutory trust organized in series of which each Target Fund constitutes one such series. With respect to each Reorganization, the Target Entity is executing this Agreement on behalf of the Target Fund only. It is expressly agreed that there is a limitation on liability of each series such that (a) the debts, liabilities, obligations and expenses incurred, contracted or otherwise existing with respect to the Target Fund are enforceable against the assets of that Target Fund only, and not against the assets of the Target Entity generally or the assets of any other series thereof, and (b) none of the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to the Target Entity generally or with respect to any other series thereof are enforceable against the assets of such Target Fund.

16.6. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective trustees, shareholders, nominees, officers, agents, or employees personally, but, except as provided in Sections 9.2, 11.1 and 11.2 hereof, shall bind only the property of the applicable Target Fund or the applicable Acquiring Fund as provided in the Governing Documents of the applicable Target Entity or the applicable Acquiring Entity, respectively. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

A-15

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be approved on behalf of the Acquiring Fund and Target Fund.

Legg Mason Global Asset Management Trust, on behalf of its series identified on Exhibit A hereto		Franklin Templeton ETF Trust, on behalf of its series identified on Exhibit A hereto

By:		By:
	Name:		Name:
	Title:		Title:

Franklin Advisers, Inc.

By:
Name:
Title:

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EXHIBIT A TO THE FORM OF REORGANIZATION

CHART OF REORGANIZATIONS

Target Fund	Acquiring Fund
BrandywineGLOBAL – Dynamic US Large Cap Value Fund	BrandywineGLOBAL– Dynamic US Large Cap Value ETF
Martin Currie International Sustainable Equity Fund	Martin Currie Sustainable International Equity ETF

A-17

Exhibit B

Financial Highlights of the Target Fund

These financial highlight tables are intended to help you understand the Funds’ financial performance and are included in a Fund’s annual shareholder reports which is incorporated by reference into the SAI. The information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with a Fund’s financial statements, is included in each Fund’s annual report, which is available upon request.

For a share of each class of beneficial interest outstanding throughout each year ended September 30:
Class A Shares[1]	2021	2020	2019	2018	2017
Net asset value, beginning of year	$11.42	$11.70	$12.97	$11.68	$10.04
Income (loss) from operations:
Net investment income	0.13	0.15	0.16	0.12	0.11
Net realized and unrealized gain (loss)	4.42	0.02	(0.30)	1.49	1.65
Total income (loss) from operations	4.55	0.17	(0.14)	1.61	1.76
Less distributions from:
Net investment income	(0.11)	(0.13)	(0.15)	(0.07)	(0.12)
Net realized gains	(0.50)	(0.32)	(0.98)	(0.25)	—
Total distributions	(0.61)	(0.45)	(1.13)	(0.32)	(0.12)
Net asset value, end of year	$15.36	$11.42	$11.70	$12.97	$11.68
Total return[2]	41.18%	1.22%	(0.47)%	13.95%	17.70%
Net assets, end of year (000s)	$9,493	$5,923	$8,124	$7,870	$5,306
Ratios to average net assets:
Gross expenses	1.08%	1.17%[3]	1.17%[3]	1.14%[3]	1.35%[3]
Net expenses[4,5]	1.06	1.10 [3]	1.10 [3]	1.10 [3]	1.07 [3]
Net investment income	0.93	1.30	1.42	0.94	1.04
Portfolio turnover rate	83%	141%	126%	91%	83%

[1]	Per share amounts have been calculated using the average shares method.
[2]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.
[4]	Reflects fee waivers and/or expense reimbursements.
[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the investment manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

For a share of each class of beneficial interest outstanding throughout each year ended September 30:
Class C Shares[1]	2021	2020	2019	2018	2017
Net asset value, beginning of year	$11.27	$11.54	$12.80	$11.55	$9.92
Income (loss) from operations:
Net investment income	0.03	0.06	0.08	0.02	0.03
Net realized and unrealized gain (loss)	4.39	0.01	(0.31)	1.48	1.63
Total income (loss) from operations	4.42	0.07	(0.23)	1.50	1.66
Less distributions from:
Net investment income	(0.02)	(0.02)	(0.05)	—	(0.03)
Net realized gains	(0.50)	(0.32)	(0.98)	(0.25)	—
Total distributions	(0.52)	(0.34)	(1.03)	(0.25)	(0.03)
Net asset value, end of year	$15.17	$11.27	$11.54	$12.80	$11.55
Total return[2]	40.30%	0.35%	(1.15)%	13.11%	16.76%
Net assets, end of year (000s)	$702	$338	$732	$808	$726
Ratios to average net assets:
Gross expenses	1.75%	1.91%[3]	1.92%[3]	1.89%[3]	2.01%[3]
Net expenses[4,5]	1.73	1.85 [3]	1.85 [3]	1.85 [3]	1.79 [3]
Net investment income	0.24	0.52	0.67	0.18	0.32
Portfolio turnover rate	83%	141%	126%	91%	83%

[1]	Per share amounts have been calculated using the average shares method.
[2]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.
[4]	Reflects fee waivers and/or expense reimbursements.
[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the investment manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

For a share of each class of beneficial interest outstanding throughout each year ended September 30:
Class R Shares[1]	2021	2020	2019	2018	2017
Net asset value, beginning of year	$11.43	$11.72	$12.96	$11.68	$10.03
Income (loss) from operations:
Net investment income	0.09	0.12	0.13	0.08	0.06
Net realized and unrealized gain (loss)	4.43	0.01	(0.30)	1.51	1.66
Total income (loss) from operations	4.52	0.13	(0.17)	1.59	1.72
Less distributions from:
Net investment income	(0.06)	(0.10)	(0.09)	(0.06)	(0.07)
Net realized gains	(0.50)	(0.32)	(0.98)	(0.25)	—
Total distributions	(0.56)	(0.42)	(1.07)	(0.31)	(0.07)
Net asset value, end of year	$15.39	$11.43	$11.72	$12.96	$11.68
Total return[2]	40.82%	0.96%	(0.71)%	13.76%	17.25%
Net assets, end of year (000s)	$167	$73	$170	$210	$264
Ratios to average net assets:
Gross expenses	1.61%	1.56%[3]	1.53%[3]	1.47%[3]	1.65%
Net expenses[4,5]	1.35	1.35 [3]	1.35 [3]	1.35 [3]	1.33
Net investment income	0.61	1.01	1.15	0.67	0.54
Portfolio turnover rate	83%	141%	126%	91%	83%

[1]	Per share amounts have been calculated using the average shares method.
[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.
[4]	Reflects fee waivers and/or expense reimbursements.
[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.35%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the investment manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

For a share of each class of beneficial interest outstanding throughout each year ended September 30:
Class I Shares[1]	2021	2020	2019	2018	2017
Net asset value, beginning of year	$11.47	$11.76	$13.03	$11.72	$10.05
Income (loss) from operations:
Net investment income	0.17	0.19	0.20	0.16	0.15
Net realized and unrealized gain (loss)	4.46	0.01	(0.30)	1.50	1.66
Total income (loss) from operations	4.63	0.20	(0.10)	1.66	1.81
Less distributions from:
Net investment income	(0.15)	(0.17)	(0.19)	(0.10)	(0.14)
Net realized gains	(0.50)	(0.32)	(0.98)	(0.25)	—
Total distributions	(0.65)	(0.49)	(1.17)	(0.35)	(0.14)
Net asset value, end of year	$15.45	$11.47	$11.76	$13.03	$11.72
Total return[2]	41.83%	1.49%	(0.09)%	14.38%	18.10%
Net assets, end of year (000s)	$8,469	$1,063	$1,432	$1,690	$1,418
Ratios to average net assets:
Gross expenses	0.74%	0.81%[3]	0.82%[3]	0.80%[3]	1.00%[3]
Net expenses[4,5]	0.72	0.75 [3]	0.75 [3]	0.75 [3]	0.74 [3]
Net investment income	1.17	1.68	1.76	1.29	1.39
Portfolio turnover rate	83%	141%	126%	91%	83%

[1]	Per share amounts have been calculated using the average shares method.
[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.
[4]	Reflects fee waivers and/or expense reimbursements.
[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the investment manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

For a share of each class of beneficial interest outstanding throughout each year ended September 30:
Class IS Shares[1]	2021	2020	2019	2018	2017
Net asset value, beginning of year	$11.49	$11.77	$13.04	$11.72	$10.06
Income (loss) from operations:
Net investment income	0.19	0.20	0.22	0.17	0.15
Net realized and unrealized gain (loss)	4.44	0.02	(0.31)	1.51	1.65
Total income (loss) from operations	4.63	0.22	(0.09)	1.68	1.80
Less distributions from:
Net investment income	(0.17)	(0.18)	(0.20)	(0.11)	(0.14)
Net realized gains	(0.50)	(0.32)	(0.98)	(0.25)	—
Total distributions	(0.67)	(0.50)	(1.18)	(0.36)	(0.14)
Net asset value, end of year	$15.45	$11.49	$11.77	$13.04	$11.72
Total return[2]	41.75%	1.66%	0.01%	14.51%	18.07%
Net assets, end of year (millions)	$207	$170	$168	$156	$146
Ratios to average net assets:
Gross expenses	0.67%	0.71%[3]	0.72%[3]	0.72%[3]	0.86%[3]
Net expenses[4,5]	0.65	0.65 [3]	0.65 [3]	0.65 [3]	0.65 [3]
Net investment income	1.37	1.75	1.88	1.37	1.42
Portfolio turnover rate	83%	141%	126%	91%	83%

[1]	Per share amounts have been calculated using the average shares method.
[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.
[4]	Reflects fee waivers and/or expense reimbursements.
[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.65%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the investment manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

Exhibit C

PRINCIPAL HOLDERS OF SECURITIES

Listed below are the names, addresses and percent ownership of each person who, as of April 20, 2022 to the best knowledge of the Legg Mason Trust, owned 5% or more of the outstanding shares of each class of the Target Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to “control” the Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

Class	Name and Address	Share Amount	Percentage of Class (%)
Class A Shares
	Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	67,761.176	8.66
	National Financial Services LLC for the Exclusive Benefit of our Customers Attn: Mutual Funds Department 4th Fl. 499 Washington Blvd. Jersey City, NJ 07310-0000	65,439.406	8.36
	LPL Financial Omnibus Customer Account Attn: Lindsay O’Toole 4707 Executive Drive San Diego, CA 92121-0000	51,021.322	6.52
	Matrix Trust Company Cust. for benefit of (“FBO”) Smith & Downey P.A. 717 17th Street Suite 1300 Denver, CO 80202-0000	77,967.204	9.96
	Charles Schwab & Co. Inc. Special Custody Acct FBO Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	313,424.897	40.03
Class C Shares
	Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	199,990.358	67.99
	National Financial Services LLC for the Exclusive Benefit of our Customers Attn: Mutual Funds Department 4th Fl. 499 Washington Blvd. Jersey City, NJ 07310-0000	23,424.071	7.96
Class R Shares
	Ascensus Trust Company FBO Accountnet Inc. 401 K Plan P.O. Box 10758 Fargo, ND 58106-0000	3,536.868	16.44
	Ascensus Trust Company FBO Facilitation Associates Inc. 401K Plan P.O. Box 10758 Fargo, ND 58106-0000	2,130.120	9.90
	Ascensus Trust Company FBO Work Injury Law Center 401K Ret. Plan P.O. Box 10758 Fargo, ND 58106-0000	12,938.372	60.14
	Legg Mason Inc. Attn: Elizabeth Whitehurst 100 International Dr. Fl. 10 Baltimore, MD 21202-4673	1,255.833	5.84

C-1

Class	Name and Address	Share Amount	Percentage of Class (%)
Class I Shares
	Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	276,460.829	22.40
	Charles Schwab & Co. Inc. Special Custody Acct. FBO Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	295,049.373	23.90
	LPL Financial Omnibus Customer Account Attn: Lindsay O’Toole 4707 Executive Drive San Diego, CA 92121-0000	584,649.653	47.37
Class IS
	National Financial Services Corp FBO Customers Attn: Mutual Funds Dept. 4th Floor 499 Washington Blvd. Jersey City, NJ 07310-2010	2,380,974.538	15.23
	Immaculate Heart Missions Inc. 4651 25th St. N Arlington, VA 22207-3518	1,313,846.056	8.40
	Charles Schwab & Co. Inc. Special Custody Acct. FBO Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	2,032,269.602	13.00
	Reliance Trust Co. FBO Salem Trust PO. Box 78446 Atlanta, GA 30357-0000	1,087,184.354	6.95
	Mac & Co. FBO FT Growth Fund Attn: Mutual Fund Operations 500 Grant Street Room 151-1010 Pittsburgh, PA 15258-0000	2,321,965.256	14.85
	Mac & Co. FBO FT Moderate Growth Fund Attn: Mutual Fund Operations 500 Grant Street Room 151-1010 Pittsburgh, PA 15258-0000	1,067,829.569	6.83
	Mac & Co. FBO Variable Lifestyle Alloc. 85 Attn: Mutual Fund Operations 500 Grant Street Room 151-1010 Pittsburgh, PA 15258	1,291,649.515	8.26
	Mac & Co. FBO Variable Lifestyle Alloc. 50 Attn: Mutual Fund Operations 500 Grant Street Room 151-1010 Pittsburgh, PA 15258-0000	783,095.266	5.01

C-2

Exhibit D - Comparison of Target Fund and Acquiring Fund Fundamental Investment Restrictions

Target Fund	Acquiring Fund

Borrowing: The Target Fund may not borrow money, except (1) in an amount not exceeding 33 1/3% of the Fund’s total assets (including the amount borrowed) less liabilities (other than borrowings) or (2) by entering into reverse repurchase agreements or dollar rolls.

Borrowing: The Acquiring Fund may not borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

Underwriting: The Target Fund may not engage in the business of underwriting the securities of other issuers, except as permitted by the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules, and regulations are amended from time to time or are interpreted from time to time by the SEC or SEC staff or to the extent that the Fund may be permitted to do so by exemptive order or other relief from the SEC or SEC staff (collectively, “1940 Act Laws, Interpretations and Exemptions”). This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

Underwriting: The Acquiring Fund may not act as an underwriter, except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

Loans: The Target Fund may not lend money or other assets, except to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from purchasing debt obligations in pursuit of its investment program, or for defensive or cash management purposes, entering into repurchase agreements, loaning its portfolio securities to financial intermediaries, institutions or institutional investors, or investing in loans, including assignments and participation interests.

Loans: The Acquiring Fund may not make loans if, as a result, more than 33 1/3% of its total assets would be lent to other persons, including other investment companies to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC. This limitation does not apply to (i) the lending of portfolio securities, (ii) the purchase of debt securities, other debt instruments, loan participations and/or engaging in direct corporate loans in accordance with its investment goals and policies, and (iii) repurchase agreements to the extent the entry into a repurchase agreement is deemed to be a loan.

Senior Securities: The Target Fund may not issue senior securities, except as permitted under the 1940 Act Laws, Interpretations and Exemptions.

Senior Securities: The Acquiring Fund may not issue senior securities, except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

Real Estate: The Target Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in or hold real estate or interests therein, investing in instruments that are secured by real estate or interests therein, or exercising rights under agreements relating to such securities, including the right to enforce security interests.

Real Estate: The Acquiring Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein, and (ii) making, purchasing or selling real estate mortgage loans.

Commodities: The Target Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving foreign currency, futures contracts and options, forward contracts, swaps, caps, floors, collars, securities purchased or sold on a forward-commitment or delayed-delivery basis or other similar financial instruments, or investing in securities or other instruments that are secured by physical commodities.

Commodities: The Acquiring Fund may not purchase or sell commodities, except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

Concentration: The Target Fund may not make any investment if, as a result, the Fund’s investments will be concentrated (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) in any one industry. This restriction does not limit the Fund’s investment in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements with respect thereto, or securities of municipal issuers.

Concentration: The Acquiring Fund may not invest more than 25% of the Fund’s net assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities).

Diversification: The Fund is diversified under the 1940 Act. Although not a part of the Fund’s fundamental investment restrictions, the 1940 Act currently states that the Fund is diversified if it invests at least 75% of the value of its total assets in cash and cash items (including receivables), U.S. Government securities, securities of other investment companies and other securities limited in respect of any one issuer to (1) no more than 5% of the value of the Fund’s total assets and (2) no more than 10% of the outstanding voting securities of such issuer. Under the 1940 Act, the Fund cannot change its classification from diversified to non-diversified without shareholder approval.

Diversification: The Acquiring Fund may not purchase the securities of any one issuer (other than the U.S. government or any of its agencies or instrumentalities or securities of other investment companies, whether registered or excluded from registration under Section 3(c) of the 1940 Act) if immediately after such investment (i) more than 5% of the value of the Fund’s total assets would be invested in such issuer or (ii) more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund’s total assets may be invested without regard to such 5% and 10% limitations.

D-1

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MARTIN CURRIE INTERNATIONAL SUSTAINABLE EQUITY FUND

IMPORTANT SHAREHOLDER INFORMATION

These materials are for a Special Meeting of Shareholders of the Martin Currie International Sustainable Equity Fund (the “Fund”), which will be conducted exclusively online via live webcast and is scheduled for June 30, 2022, at 11:00 a.m., Eastern time. These materials discuss a proposal to be voted on at the meeting and contain a Notice of Special Meeting of Shareholders, a Prospectus/Proxy Statement (the “Prospectus/Proxy Statement”), and proxy card. A proxy card is, in essence, a ballot. When you complete a proxy card, it tells us how you wish the individuals named on your proxy card to vote on important issues relating to the Fund. If you complete, sign and return a proxy card, we’ll vote your proxy exactly as you tell us. If you simply sign and return a proxy card without indicating how your shares are to be voted, we’ll vote your proxy FOR the proposal which is in accordance with the Board of Trustees’ recommendation on page 7 of the Prospectus/Proxy Statement.

We urge you to review carefully the proposal in the Prospectus/Proxy Statement. Then, fill out the enclosed proxy card(s) and return it to us so that we know how you would like to vote. When shareholders return their proxy cards promptly, additional costs related to additional solicitation or mailings may be avoided.

PLEASE COMPLETE, SIGN AND RETURN the proxy card(s) you receive.

We welcome your comments. If you have any questions, call Fund Information at:

(800) DIAL BEN® or (800) 342-5236.

TELEPHONE AND ONLINE VOTING

For your convenience, you may be able to vote by telephone or if eligible, online 24 hours a day. Please follow the instructions on the enclosed proxy card(s) to vote by telephone or online. If your account is eligible to vote online, separate instructions are enclosed.

MARTIN CURRIE INTERNATIONAL SUSTAINABLE EQUITY FUND
100 International Drive
Baltimore, Maryland 20202

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
To be held on June 30, 2022

To the shareholders of the Martin Currie International Sustainable Equity Fund (the “Martin Currie Fund” or the “Target Fund”):

NOTICE IS HEREBY GIVEN of a Special Meeting of Shareholders (the “Meeting”) of the Martin Currie Fund, a series of Legg Mason Global Asset Management Trust (the “Legg Mason Trust”), which will be conducted exclusively online via live webcast on June 30, 2022, at 11:00 a.m., Eastern time. The Meeting is being called for the following purpose:

1.

To approve an Agreement and Plan of Reorganization (the “Plan”) between the Legg Mason Trust, on behalf of the Martin Currie Fund, and the Franklin Templeton ETF Trust (the “ETF Trust”), on behalf of the Martin Currie Sustainable International Equity ETF (the “Martin Currie ETF” or the “Acquiring Fund”), a newly-created series of the ETF Trust, that provides for: (i) the acquisition of the assets and assumption of the liabilities of the Martin Currie Fund by the Acquiring Fund in exchange solely for shares of the Martin Currie ETF, (ii) the pro rata distribution of such shares to the shareholders of the Martin Currie Fund, and (iii) the complete liquidation and dissolution of the Martin Currie Fund.

2.	To transact such other business as may properly come before the Meeting.

A copy of the Plan, which more completely sets forth the terms of the proposed reorganization of the Target Fund with and into the Acquiring Fund, is attached as Exhibit A to the Prospectus/Proxy Statement.

Shareholders of record as of the close of business on April 20, 2022 are entitled to notice of, and to vote at, the Meeting or any adjournment of the Meeting.

For technical assistance in accessing the Meeting, shareholders can email attendameeting@astfinancial.com.

By Order of the Board of Trustees of the Legg Mason Trust,

Marc A. De Oliveira Secretary and Chief Legal Officer

May 9, 2022

You are invited to attend the Meeting, which will be conducted exclusively online via live webcast, but if you cannot do so, the Board of Trustees of the Legg Mason Trust, on behalf of the Target Fund, urges you to complete, date, sign, and return the enclosed proxy card(s) in the enclosed postage-paid return envelope. It is important that you return your signed proxy card(s) promptly so that a quorum may be ensured at the Meeting. You may revoke your proxy at any time before it is exercised by the subsequent execution and submission of a revised proxy card, by giving written notice of revocation to the Target Fund at any time before the proxy is exercised, or by voting at the Meeting. You may vote by touch-tone telephone by calling the telephone number printed on your proxy card and following the recorded instructions. In addition, if your account is eligible, you may be able to vote online by visiting the website printed on your proxy card and following the online instructions.

IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR THE SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON JUNE 30, 2022

The Notice of Special Meeting of Shareholders, Prospectus/Proxy Statement and related Statement of Additional Information are available online at https://vote.proxyonline.com/Franklin/docs/MartinCurrie.pdf

If you have any questions, would like to vote your shares, or wish to obtain instructions on how to attend the Meeting and vote at the Meeting, please call AST Fund Solutions, LLC, our proxy solicitor, toll free at (800) 581-3783.

Prospectus/Proxy Statement
(the “Prospectus/Proxy Statement”)

When reading this Prospectus/Proxy Statement, you will notice that certain terms are capitalized. The more significant of those capitalized terms are explained in our glossary section at the back of the Prospectus/Proxy Statement.

i

INFORMATION ABOUT THE FUNDS	22
FURTHER INFORMATION ABOUT THE FUNDS	22
VOTING INFORMATION	24
How many votes are necessary to approve the Plan?	24
How do I ensure my vote is accurately recorded?	24
May I revoke my proxy?	25
What other matters will be voted upon at the Meeting?	25
Who is entitled to vote?	25
How will proxies be solicited?	25
May I attend the Meeting?	26
How do I sign a proxy card?	26
Are there dissenters’ rights?	26
PRINCIPAL HOLDERS OF SHARES	26
SHAREHOLDER PROPOSALS	27
ADJOURNMENT	27
GLOSSARY	28
EXHIBITS TO PROSPECTUS/PROXY STATEMENT	29
A. Agreement and Plan of Reorganization	A-1
B. Financial Highlights	B-1
C. Principal Holders Of Securities	C-1

ii

PROSPECTUS/PROXY STATEMENT
Dated May 9, 2022

Acquisition of the Assets and Assumption of the Liabilities of
MARTIN CURRIE INTERNATIONAL SUSTAINABLE EQUITY FUND,
(a series of Legg Mason Global Asset Management Trust)

By and in Exchange for Shares of

MARTIN CURRIE SUSTAINABLE INTERNATIONAL EQUITY ETF
(a series of Franklin Templeton ETF Trust)

This Prospectus/Proxy Statement (the “Prospectus/Proxy Statement”) solicits proxies to be voted at a Special Meeting of Shareholders, which will be conducted exclusively online via live webcast on June 30, 2022 (the “Meeting”), of the Martin Currie International Sustainable Equity Fund (the “Martin Currie Fund” or “Target Fund”), a series of Legg Mason Global Asset Management Trust (the “Legg Mason Trust”).

At the Meeting, shareholders of the Target Fund will be asked to approve or disapprove an Agreement and Plan of Reorganization (the “Plan”). If the Target Fund’s shareholders vote to approve the Plan, the assets and the liabilities of the Target Fund will be acquired and assumed, respectively, by the Martin Currie Sustainable International Equity ETF (the “Martin Currie ETF” or the “Acquiring Fund”), a newly-created series of Franklin Templeton ETF Trust (the “ETF Trust”), in exchange solely for shares of the Acquiring Fund (“Acquiring Fund Shares”).

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense.

The Meeting will be conducted exclusively online via live webcast on June 30, 2022, at 11:00 a.m., Eastern time. You can contact the host of the Meeting webcast by calling (800) 581-3783. The Board of Trustees of Legg Mason Trust (the “Board”), on behalf of the Target Fund, is soliciting these proxies. This Prospectus/Proxy Statement will first be sent to shareholders on or about May 23, 2022.

If the Target Fund’s shareholders vote to approve the Plan, on the closing date of the reorganization, shareholders of the Target Fund will receive shares of the Acquiring Fund of equivalent aggregate net asset value (“NAV”) to their investment in the Target Fund. The Target Fund will then be liquidated and dissolved.

The Target Fund and the Acquiring Fund (each, a “Fund” and, collectively, the “Funds”) have identical investment goals and principal investment strategies, and substantially the same principal investment risks, except that the Acquiring Fund will also be subject to certain principal investment risks due to its structure as an ETF. Each Fund’s investment goal is to provide long-term capital appreciation.

This Prospectus/Proxy Statement includes information about the Plan and the Acquiring Fund that you should know before voting on the Plan, which if approved, would result in your investing in the Acquiring Fund. You should retain this Prospectus/Proxy Statement for future reference. Additional information about the Target Fund, the Acquiring Fund and the proposed transaction has been filed with the U.S. Securities and Exchange Commission (“SEC”) and can be found in the following documents:

●

The Prospectus of the Martin Currie Fund - Class A, Class I and Class IS shares dated September 30, 2021, as supplemented, (the “Target Fund Prospectus”), which is incorporated by reference into and considered a part of this Prospectus/Proxy Statement.

●

The Prospectus of the Martin Currie ETF dated April 6, 2022, (the “Acquiring Fund Prospectus”) accompanies this Prospectus/Proxy Statement and is also incorporated by reference into and considered a part of this Prospectus/Proxy Statement.

●

A Statement of Additional Information (“SAI”) dated May 9, 2022, relating to this Prospectus/Proxy Statement, which has been filed with the SEC, is incorporated by reference into and considered a part of this Prospectus/Proxy Statement.

You may request a free copy of the SAI relating to this Prospectus/Proxy Statement, the Target Fund’s Prospectus or the Acquiring Fund’s Prospectus without charge by calling (800) DIAL-BEN/(800) 342-5236 or by writing to Franklin Templeton Investments at One Franklin Parkway, San Mateo, CA 94403-1906.

SUMMARY

This is only a summary of certain information contained in this Prospectus/Proxy Statement. You should read the more complete information in the rest of this Prospectus/Proxy Statement, including the Plan (attached as Exhibit A) and the Acquiring Fund Prospectus (enclosed).

What am I being asked to vote upon?

The Target Fund, which is currently operated as a mutual fund, will be converted into an ETF through its reorganization (the “Reorganization”) into a newly-created Acquiring Fund that has the same investment goal and investment strategies as the Target Fund. As an ETF, the Acquiring Fund’s shares will be traded on The Nasdaq Stock Market, LLC (“Nasdaq”). The Reorganization will be accomplished in accordance with the Plan. Shareholders of the Target Fund are being asked to approve the Plan between the Legg Mason Trust, on behalf of the Target Fund, and the ETF Trust, on behalf of the Acquiring Fund, that provides for: (1) the acquisition of the assets and the assumption of the liabilities of the Target Fund by the Acquiring Fund in exchange solely for shares of the Acquiring Fund, (2) the distribution of such shares to the shareholders of the Target Fund, and (3) the complete liquidation and dissolution of the Target Fund.

The Plan also sets forth the terms of a proposed reorganization of the BrandywineGLOBAL – Dynamic US Large Cap Value Fund (the “BrandywineGLOBAL Fund”) with and into the BrandywineGLOBAL Dynamic US Large Cap Value ETF, but at the Meeting, shareholders of the Martin Currie Fund will not be asked to vote on the Plan as it relates to the BrandywineGLOBAL Fund. Shareholders of the BrandywineGLOBAL Fund will receive a separate Notice of Special Meeting of Shareholders and Prospectus/Proxy Statement, and will be asked to vote on the Plan as it relates to the BrandywineGLOBAL Fund via proxy or by virtually attending a shareholder meeting.

What will happen if shareholders approve the Plan?

If the Target Fund’s shareholders vote to approve the Plan and all other closing conditions of the Reorganization under the Plan are satisfied or waived, then shareholders of the Target Fund will become shareholders of the Acquiring Fund on or about October 28, 2022 and will no longer be shareholders of the Target Fund. Shareholders of the Target Fund will receive Acquiring Fund Shares with an equivalent aggregate NAV of the Acquiring Fund.

In particular, the Plan provides that (1) the assets of the Target Fund will be acquired by the Acquiring Fund and the liabilities of the Target Fund will be assumed by the Acquiring Fund in exchange for Acquiring Fund Shares; and (2) the Acquiring Fund Shares received by the Target Fund in the exchange will then be distributed to shareholders of the Target Fund. After the Acquiring Fund Shares are distributed to the Target Fund’s shareholders, the Target Fund will be liquidated and dissolved.

In addition, if the Plan is approved by the Target Fund’s shareholders, each class of shares of the Target Fund, other than Class IS shares, will then be converted into Class IS shares (without a contingent deferred sales charge or other charge) immediately prior to the Reorganization.

How will the Reorganization affect me?

If the Reorganization is completed, you will cease to be a shareholder of the Target Fund and will become a shareholder of the Acquiring Fund. Upon completion of the Reorganization, Target Fund shareholders will own shares of the Acquiring Fund having an aggregate net asset value (“NAV”) equal to the aggregate NAV of the shares of the Target Fund that were owned when the Reorganization happened. Shares of the Acquiring Fund will be transferred to a shareholder’s brokerage account, or if a shareholder does not have a brokerage account, the shares will be held by a stock transfer agent until a brokerage account is identified or the account is converted to cash (subject to applicable federal or state laws concerning unclaimed property). (For more information about the brokerage account needed to hold shares of the Acquiring Fund, see the question and answer on page 6, “What do I need to do to prepare for the Reorganization?”) Shares of the Acquiring Fund are not issued in fractional shares. As a result, the Target Fund will redeem any fractional shares held by shareholders at NAV immediately prior to the Reorganization. Such redemption will result in a cash payment, which is expected to be small and will likely be taxable to some extent for shareholders who hold fractional shares in a taxable account. Shareholders should consult their tax advisors to determine the effect of such redemption.

After the Reorganization, individual shares of the Acquiring Fund may only be purchased and sold on Nasdaq, other national securities exchanges, electronic crossing networks and other alternative trading systems. Should a former Target Fund shareholder decide to purchase or sell shares in the Acquiring Fund after the Reorganization, the shareholder will need to place a trade through a broker who will execute the trade on an exchange at prevailing market prices. Because Acquiring Fund Shares trade at market prices rather than at NAV, Acquiring Fund Shares may trade at a price less than (discount) or greater than (premium) the Acquiring Fund’s NAV. As with all ETFs, your broker may charge a commission for purchase and sale transactions, although ETFs trade with no transaction fees (NTF) on many platforms. In addition, it is the ETF Trust’s understanding that the brokerage account statements that Acquiring Fund shareholders will receive from financial intermediaries following the Reorganization will provide information on the market price of the Acquiring Fund’s shares and not the NAV per share of the Acquiring Fund as would be the case for a mutual fund.

Will the Reorganization affect the way my investments are managed?

No. The Acquiring Fund will be managed using the same investment goal and principal investment strategies currently used by the Target Fund.

For a more complete discussion, see the sections below titled: “COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS ‒ Are there any significant differences between the investment goals, policies and strategies of the Funds?” and “How do the principal investment risks of the Funds compare?” and “COMPARISONS OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS – How do the investment goals, strategies, policies and risks of the Funds compare?” and “What are the principal investment risks associated with investments in the Funds?”.

Are there any differences in risks between the Target Fund and the Acquiring Fund?

Yes. While most of the risks of the Target Fund and the Acquiring Fund are the same, the Acquiring Fund is subject to certain risks unique to operating as an ETF. The Acquiring Fund is subject to:

●

Market Trading Risk. The Acquiring Fund faces numerous market trading risks, including the potential lack of an active market for Acquiring Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Acquiring Fund. Any of these factors, among others, may lead to the Acquiring Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Acquiring Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The Acquiring Fund’s sub-advisor cannot predict whether shares will trade above (premium), below (discount) or at NAV.

●

International Closed Market Trading Risk. To the extent that the underlying securities held by the Acquiring Fund trade on an exchange that is closed when the securities exchange on which Acquiring Fund Shares list and trade is open, there may be market uncertainty with foreign security pricing resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

●

Authorized Participant Concentration Risk. There are a limited number of institutions involved with creation and/or redemption orders (each, an “Authorized Participant”) with respect to the Acquiring Fund, and if no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Acquiring Fund Shares may trade at a discount to NAV and possibly face trading halts and/or delisting.

●

Small Fund Risk. When the Acquiring Fund’s size is small, the Acquiring Fund may experience low trading volume and wide bid/ask spreads. In addition, the Acquiring Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange.

For a more complete discussion, see the sections below titled: “COMPARISONS OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS – How do the investment goals, strategies, policies and risks of the Funds compare?” and “What are the principal investment risks associated with investments in the Funds?”.

Will the fees and expenses of the Acquiring Fund be lower than the fees and expenses of the Target Fund?

The total expense ratio for the Acquiring Fund is lower than the expense ratios of the Target Fund for Class A and Class I shares as noted below. The expense ratio for the Acquiring Fund will be the same as the expense ratio of the Target Fund for Class IS shares. In addition, the Acquiring Fund will be subject to a unitary fee structure, which will require the Acquiring Fund’s investment manager, Franklin Advisers, Inc. (“FAV”), to pay the Acquiring Fund’s ordinary operating expenses (with limited exceptions as described below) without any increase in the Acquiring Fund’s management fee, typically resulting in lower fees and expenses to shareholders. This obligation to bear fund expenses is part of the Acquiring Fund’s investment management agreement and cannot be changed without the approval of shareholders.

The management fee of the Target Fund (0.75%) is the same as the unitary management fee (the “Unitary Fee”) of the Acquiring Fund (0.75%). However, as noted above, the Acquiring Fund has a Unitary Fee, which means that FAV will use the Unitary Fee it receives to reimburse the Acquiring Fund for all acquired fund fees and expenses (such as those associated with the Acquiring Fund’s investment in a Franklin Templeton money fund) and to pay all of the ordinary operating expenses of the Acquiring Fund, including, but not limited to, transfer agent fees, custodian fees, counsel fees, auditor fees, and securities registration and filing fees. Certain expenses will not be paid by FAV and will be borne by the Acquiring Fund including (i) the Acquiring Fund’s management fee, (ii) payments under the Acquiring Fund’s Rule 12b-1 plan (if any), (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) taxes, (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the ETF Trust or the Acquiring Fund may be a party and indemnification of the trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses. The management fee of the Target Fund pays for only the Target Fund’s investment management services and certain administrative services, such as supervising the overall administration of the Target Fund, including negotiation of contracts and fees with and the monitoring of performance and billings of the Target Fund’s transfer agent, shareholder servicing agents, custodian and other independent contractors or agents, and providing certain compliance, fund accounting, regulatory reporting, and tax reporting services. There are other additional fees and expenses such as transfer agent fees, custodian fees, fund accounting fees, counsel fees, auditor fees, securities registration and filing fees, distribution and service fees, interest, brokerage commissions, taxes, and extraordinary expenses reflected in “Other expenses” and “Distribution and Service (12b-1) fees” in the table below that are borne by shareholders of the Target Fund.

The fees and expenses in the tables appearing below are based on the expenses of the Target Fund for the fiscal year ended May 31, 2021 and the anticipated expenses of the Acquiring Fund during its first year of operation. The tables also show the pro forma expenses of the Acquiring Fund after giving effect to the Reorganization, based on pro forma net assets as of November 30, 2021.

ANNUAL OPERATING EXPENSE TABLE FOR CLASS A, CLASS I AND CLASS IS SHARES OF THE TARGET FUND AND PROJECTED FEES FOR THE ACQUIRING FUND AFTER THE REORGANIZATION

ANNUAL FUND OPERATING EXPENSES	Target Fund	Target Fund	Target Fund	Pro Forma Acquiring Fund
Class	A	I	IS
Management fees	0.75%	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	0.25	None	None	None
Other expenses	1.51	1.34	1.14	0
Total annual Fund operating expenses	2.51	2.09	1.89	0.75
Fee waiver and/or expense reimbursement[1]	(1.31)	(1.24)	(1.14)	0
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.20	0.85	0.75	0.75

1 LMPFA has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 1.20% for Class A shares, 0.85% for Class I shares and 0.75% for Class IS shares of the Target Fund, subject to recapture as described below. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2023 without the Legg Mason Trust Board’s consent. LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the investment manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will the investment manager recapture any amount that would result, on any particular business day of the Target Fund, in the class’ total annual fund operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

For a more detailed comparison of the Funds’ fees and expenses, see the sections below titled “COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS ‒ What are the Funds’ investment management fee rates?” and “What are the fees and expenses of each Fund and what might they be after the Reorganization?”.

Who will pay the costs in connection with the Reorganization?

The estimated cost of the Reorganization is expected to be approximately $450,000. FAV will bear 100% of the Reorganization costs except for any related portfolio transaction costs, which are expected to be de minimis (less than $10,000). FAV will bear the costs of the Reorganization whether or not the Reorganization is consummated.

What are some features of ETFs that differ from mutual funds?

The following are some unique features of ETFs as compared to mutual funds:

Transparency. The Acquiring Fund will be a transparent ETF that operates with full transparency to its portfolio holdings. Following the Reorganization, the Acquiring Fund, like other transparent ETFs, will make its portfolio holdings public each day. This holdings information, along with other information about the Acquiring Fund, will be available on the Acquiring Fund’s website at https://www.franklintempleton.com/investor/investments-and-solutions/investment-options/etfs/.

Tax Efficiency. In a mutual fund, when portfolio securities are sold, including in order to rebalance holdings or to raise cash for redemptions, the sale can create capital gains that impact all taxable shareholders of the mutual fund. In contrast, many ETFs create and redeem their shares in kind. ETFs do not recognize capital gain on in-kind distributions in redemption of their shares, which enables them to distribute appreciated securities to redeeming shareholders without recognizing gain on those securities. Thus, an ETF’s in-kind redemptions generally do not result in taxable distributions for its non-redeeming shareholders. Instead, non-redeeming ETF shareholders in an ETF that creates and redeems its shares in kind may recognize capital gains with respect to their ETF shares when they sell their ETF shares. The Acquiring Fund intends to create and redeem its shares in kind.

Sales of ETF Shares on an Exchange throughout the Day. ETFs provide shareholders with the opportunity to purchase and sell shares throughout the day at market-determined prices, instead of being required to wait to make a purchase or a redemption at the next calculated NAV per share at the end of the trading day. This means that when a shareholder decides to purchase or sell shares of the ETF, the shareholder can act on that decision immediately by contacting the shareholder’s broker to execute the trade. The market price of the ETF may be higher or lower than the ETF’s NAV per share, and may be higher or lower than the ETF’s next calculated NAV at the close of the trading day.

Sales only through a Broker. Unlike a mutual fund’s shares, individual shares of ETFs, like the Acquiring Fund, are not directly purchased or redeemed from the Acquiring Fund at NAV. Shares of the Acquiring Fund may be purchased or redeemed directly from the Acquiring Fund only in block size creation units of 50,000 or more or multiples thereof, and only an Authorized Participant may engage in purchase or redemption transactions directly with the Acquiring Fund. Once created, shares of the Acquiring Fund generally trade in the secondary market in amounts less than a creation unit. Acquiring Fund Shares may only be purchased and sold on a stock exchange through a broker at market prices. When buying and selling shares through a financial intermediary, a shareholder may incur brokerage or other charges determined by the financial intermediary, although ETFs trade with no transaction fees (NTF) on many platforms. In addition, a shareholder of an ETF, such as the Acquiring Fund, may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Because ETF shares trade at market prices rather than at NAV, shares of an ETF, like the Acquiring Fund, may trade at a price less than (discount) or greater than (premium) the Acquiring Fund’s NAV. The trading prices of an ETF’s shares in the secondary market will fluctuate continuously throughout trading hours based on the supply and demand for the ETF’s shares and shares of the underlying securities held by the ETF, economic conditions and other factors.

In addition, the Acquiring Fund is subject to certain risks unique to operating as an ETF. For more information, see “Are there any differences in risks between the Target Fund and the Acquiring Fund?” above.

What are the federal income tax consequences of the Reorganization?

The Reorganization is expected to constitute a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended, (the “Code”) and generally is not expected to result in recognition of gain or loss by the Target Fund or its shareholders. However, immediately prior to the Reorganization, most shareholders will receive cash compensation for fractional shares of the Target Fund that they hold. Such shareholders will generally be required to recognize gain or loss upon the receipt of cash for their fractional shares.

As a condition of the closing of the Reorganization and assuming the parties comply with the terms of the Plan, the Legg Mason Trust and the ETF Trust will receive an opinion of counsel regarding the federal income tax consequences of the Reorganization. Shareholders should consult their tax advisers about state and local tax consequences of the Reorganization, if any, because the information about tax consequences in this Prospectus/Proxy Statement relates only to the federal income tax consequences of the Reorganization. For more information, please see the section “FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION.”

How do the purchase procedures of the Funds compare?

Shares of the Target Fund are sold on a continuous basis by Franklin Distributors, LLC (“Distributors”) at the next calculated NAV per share at the end of the trading day that the New York Stock Exchange (“NYSE”) is scheduled to be open for business. Acquiring Fund Shares may be purchased only on Nasdaq, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market determined prices, which means that the market price per share of the ETF may be higher or lower than the ETF’s NAV per share, and may be higher or lower than the ETF’s next calculated NAV at the close of the trading day. You may pay brokerage commissions and other fees to financial intermediaries in connection with the purchase of shares of the Acquiring Fund (although you will not pay such commissions in connection with the shares of the Acquiring Fund received in the Reorganization).

Sales Charges. Class A shares of the Target Fund are currently subject to a front-end sales charge and a contingent deferred sales charge (“CDSC”) applies on purchases of $1,000,000 or more redeemed within 18 months of purchase. No front-end sales charge or CDSC will be imposed on shares of the Target Fund exchanged for shares of the Acquiring Fund in connection with the Reorganization. In addition, effective May 2, 2022, the Target Fund has implemented waivers of any applicable front-end sales charge or CDSC in order to allow shareholders who do not wish to invest in the Acquiring Fund, or who may wish to invest in other eligible mutual funds sold by Distributors, to redeem or exchange their Target Fund shares prior to the consummation of the Reorganization without incurring a CDSC in connection with the redemption or exchange or a sales charge in connection with the exchange. No sales charges are imposed on shares of the Acquiring Fund.

Rule 12b-1 Fees. Class A shares of the Target Fund are subject to Rule 12b-1 fees of 0.25%. Class I and Class IS shares of the Target Fund are not subject to any shareholder services or Rule 12b-1 fees. The ETF Trust has adopted a Rule 12b-1 plan under the Investment Company Act of 1940, as amended (the “1940 Act”), for the Acquiring Fund with an annual fee of 0.25%. Acquiring Fund management currently does not intend that the Rule 12b-1 plan would be implemented for the Acquiring Fund at the time of the Reorganization or for the foreseeable future.

For a more complete discussion, see the section below titled “COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS ‒ What are the purchase procedures of the Funds?”.

How do the redemption procedures and exchange privileges of the Funds compare?

Shares of the Target Fund may be sold (redeemed) at the next calculated NAV directly with the Target Fund each day that the NYSE is scheduled to be open for business. Unlike the Target Fund, individual shares of the Acquiring Fund are not sold at NAV per share directly by the Acquiring Fund. Acquiring Fund Shares may be sold only on Nasdaq, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market determined prices, which means that the market price per share of the ETF may be higher or lower than the ETF’s NAV per share, and may be higher or lower than the ETF’s next calculated NAV at the close of the trading day. You may pay brokerage commissions and other fees to financial intermediaries in connection with the sale of shares of the Acquiring Fund.

Shareholders of the Target Fund may exchange their Target Fund Shares for shares of the same class of any other fund sold by Distributors, provided that the fund shares to be acquired in the exchange are available to new investors in such other fund and the shareholder is eligible to invest in such shares. In addition, shareholders of the Target Fund may exchange Target Fund Shares for a different share class of the Target Fund provided they meet the eligibility requirements of the share class into which they are exchanging. As an ETF, the Acquiring Fund does not provide for the exchange of shares.

For a more complete discussion, see the section below titled “COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS ‒ What are the redemption procedures and exchange privileges of the Funds?”.

What is the anticipated timing of the Reorganization?

The Meeting, which will be conducted exclusively online via live webcast, is scheduled to occur on June 30, 2022. If the necessary approval is obtained and all other closing conditions of the Reorganization under the Plan are satisfied or waived, the Reorganization is currently expected to be completed on or about October 28, 2022.

What happens if the Reorganization is not approved?

If the Reorganization is not approved by the Target Fund’s shareholders or does not close for any reason, such shareholders will remain shareholders of the Target Fund, and the Target Fund will continue to operate. The Board then will consider such other actions as it deems necessary or appropriate for the Target Fund.

What do I need to do to prepare for the Reorganization?

It is important for you to determine whether you hold your Target Fund shares in the type of account that can accommodate the ETF shares that will be received in the Reorganization. If you hold your shares of the Target Fund in an account directly with the Target Fund at the Target Fund’s transfer agent or in a brokerage account with a financial intermediary that only allows you to hold mutual fund shares, you will need to set up a brokerage account that allows investment in ETF shares if the Reorganization is approved and you elect to participate in the Reorganization.

Transferring Target Fund Shares to an Already Existing Brokerage Account. Transferring your shares from the Target Fund’s transfer agent to a brokerage account should be a simple process. If you have a brokerage account or a relationship with a brokerage firm, please talk to the broker and inform the broker that you would like to transfer a mutual fund position that you hold directly with the Target Fund into your brokerage account. Also inform your broker that such an account will need to be set up to accept ETF shares. If you do not have a brokerage account or a relationship with a brokerage firm, you will need to open an account if the Reorganization is approved and you elect to participate in the Reorganization.

You should provide your broker with a copy of the quarterly statement from the Target Fund. The broker will require your account number with the Target Fund, which can be found on your statement. The broker will help you complete a form to initiate the transfer. Once you sign that form, the broker will submit the form to the transfer agent directly, and the shares will be transferred into your brokerage account.

Transferring Target Fund Shares from a Non-Accommodating Brokerage Account to a Brokerage Account that Accepts ETF Shares. The broker where you hold the Target Fund shares should be able to assist you in changing the characteristics of your brokerage account to an account that is permitted to invest in ETF shares. Contact your broker right away to make the necessary changes to your account.

You can contact your financial advisor or other financial intermediary for further information. You also may contact Franklin Templeton Investments at (800) DIAL-BEN/(800) 342-5236.

What will happen if I don’t have a Brokerage Account that can accept ETF shares at the time of the Reorganization?

If your shares are held in an account that cannot accept ETF shares at the time of the Reorganization of the Target Fund, the Acquiring Fund Shares received by you in the Reorganization will be held by a stock transfer agent, American Stock Transfer & Trust Company, LLC (“American Stock Transfer & Trust”), until a brokerage account is identified into which American Stock Transfer & Trust can transfer the shares. As planned, if the Acquiring Fund Shares are not transferred into a brokerage account within a year of the date of the Reorganization, the Acquiring Fund Shares will be converted to cash and the cash proceeds will be sent to the accountholder of record (subject to applicable federal or state laws concerning unclaimed property). The conversion of Acquiring Fund Shares to cash may be subject to fees and expenses and will likely be a taxable event for shareholders who hold their shares in a taxable account. If you think the Acquiring Fund Shares received by you in the Reorganization will be held by American Stock Transfer & Trust, after the Reorganization is consummated, you may contact them by e-mailing help@astfinancial.com or calling (800) 937-5449.

What if the Reorganization is approved by shareholders and I don’t want to hold ETF shares?

If the Reorganization is approved and you do not want to receive ETF shares in connection with the Reorganization, you may redeem or exchange your Target Fund shares into another eligible fund sold by Distributors prior to the Reorganization. If a Target Fund shareholder redeems his or her shares and such shares are held in a taxable account, the shareholder may recognize a taxable gain or loss based on the difference between the Target Fund shareholder’s tax basis in the shares and the amount that the redeeming shareholder receives for them.

How will shareholder voting be handled?

Shareholders who own shares of the Target Fund at the close of business on April 20, 2022 (the “Record Date”), will be entitled to vote at the Meeting, and each share (or fractional share) of the Target Fund outstanding as of the Record Date is entitled to a number of votes equal to the net asset value of that share (or fractional share) in U.S. dollars as of the Record Date. This method of voting is referred to as “dollar-weighted” voting. Approval of the Reorganization by the Target Fund requires the affirmative vote of the lesser of: (i) a majority of the voting power of the outstanding voting securities of the Target Fund or (ii) 67% or more of the voting power of the voting securities of the Target Fund present or represented by proxy at the Meeting if the holders of shares representing more than 50% of the voting power of the outstanding voting securities of the Target Fund are present or represented by proxy (“1940 Act Majority Vote”). AST Fund Solutions, LLC is a company that has been retained by the Target Fund to assist in the solicitation of proxies, and collect and tabulate shareholder votes. AST Fund Solutions, LLC is not affiliated with the Funds or with Franklin Resources, Inc.

Please vote by proxy as soon as you receive this Prospectus/Proxy Statement. You may cast your vote by completing, signing, and mailing the enclosed proxy card(s), by calling the number on the enclosed proxy card(s), or, online by following the on-line instructions if your account is eligible. If you vote by any of these methods, the persons appointed as proxies will officially cast your votes on your behalf at the Meeting. You may also attend the Meeting and cast your vote at the Meeting, which is being conducted exclusively online via live webcast.

You can revoke your proxy or change your voting instructions at any time until the vote is taken at the Meeting. For more details about shareholder voting, see the “VOTING INFORMATION” section of this Prospectus/Proxy Statement.

What is the Board’s recommendation regarding the proposal?

The Board unanimously recommends that you vote FOR the Reorganization. At a meeting held on November 2-3, 2021, the Board, on behalf of the Target Fund, considered the proposal to reorganize the Target Fund with and into the Acquiring Fund, unanimously approved the Plan, and voted to recommend that shareholders of the Target Fund vote to approve the Plan. For the reasons set forth in the “REASONS FOR THE REORGANIZATION” section of this Prospectus/Proxy Statement, the Board, including the Independent Trustees (as defined below), have determined that participation in the Reorganization is in the best interests of the Target Fund. The Board also concluded that no dilution in value would result to the shareholders of the Target Fund as a result of the Reorganization.

THE BOARD, ON BEHALF OF THE TARGET FUND, UNANIMOUSLY RECOMMENDS THAT YOU VOTE TO APPROVE THE PLAN.

COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS

Are there any significant differences between the investment goals, policies and strategies of the Funds?

The Target Fund and Acquiring Fund have identical investment goals. The Target Fund and Acquiring Fund employ identical principal investment strategies in seeking to achieve their goals.

Investment Goals and Strategies

Each Fund seeks long-term capital appreciation. Under normal market conditions, each Fund invests at least 80% of its net assets in equity and equity-related securities of foreign companies and other investments with similar economic characteristics that meet the environmental, social and governance (ESG) criteria for each Fund applied by the Funds’ sub-advisor, Martin Currie Inc. (“Sub-Advisor”). Subject to the ESG criteria, each Fund is generally unconstrained by any particular sector, geography or market capitalization. The Sub-Advisor focuses on companies that it believes have a strong history of, or future potential for, offering high and durable returns on invested capital over time and seeks to acquire securities of companies with reasonable valuations based on the Sub-Advisor’s assessment of the company’s long-term potential. When the Sub-Advisor identifies an opportunity it finds attractive, it aims to make a long-term capital commitment. In identifying companies that meet the ESG criteria, the Sub-Advisor assesses ESG factors through a proprietary analytical framework that is applied to each potential investment.

Investment Policies and Restrictions

The Target Fund and Acquiring Fund have adopted substantially similar fundamental investment policies and restrictions regarding borrowing money, acting as underwriter, making loans, purchasing or selling real estate or physical commodities, issuing senior securities, and concentrating in an industry.

For more information about the investment goals, strategies and policies of the Funds please see the section entitled “COMPARISONS OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS” in this Prospectus/Proxy Statement.

How do the principal investment risks of the Funds compare?

An investment in each Fund involves risks common to most international equity funds. You could lose money by investing in either Fund. Because the investment policies of the Funds are identical, the Funds have substantially similar principal investment risks. The Funds have in common the principal investment risks of ESG Investment Strategy, Market, Focus, Foreign Securities (non-U.S.), Developing Market Countries, Geographic Focus, Small and Mid-Capitalization Companies, Convertible Securities, Growth Style Investing, Non-Diversification, Liquidity, Management, and Large Shareholder. The Acquiring Fund is subject to the following additional risks unique to operating as an ETF: Market Trading, International Closed Market Trading, Authorized Participant Concentration, and Small Fund.

For more information about the principal risks of the Funds, please see the section “COMPARISONS OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS – What are the principal investment risks associated with investments in the Funds?”.

What are the purchase procedures of the Funds?

Shares of the Acquiring Fund are sold without a sales charge. Unlike the Target Fund, shares of the Acquiring Fund are not purchased at NAV directly with the Acquiring Fund. The Acquiring Fund will issue (or redeem) shares at NAV only to certain financial institutions that have entered into agreements with the Acquiring Fund’s distributor in large, aggregated blocks known as “Creation Units.” A Creation Unit of the Acquiring Fund consists of a specified number of shares as stated in the Acquiring Fund’s Prospectus. Creation Units are generally issued (or redeemed) in kind for securities (and an amount of cash) that the Acquiring Fund specifies each day at the NAV next determined after receipt of an order.

The Target Fund and the Acquiring Fund have different procedures for the purchase of shares. Shares of the Target Fund are sold on a continuous basis at NAV by Distributors. Class A shares of the Target Fund are generally sold at NAV per share plus a sales charge. The maximum front-end sales charge imposed on purchases of Class A shares for the Target Fund is 5.75% with reduced charges for purchases of $25,000 or more and no front-end sales charge for purchases of $1 million or more. There is generally a 1.00% contingent deferred sales charge (“CDSC”) for purchases of $1 million or more on Class A shares of the Target Fund if they are sold within 18 months of purchase. Class I and IS shares of the Target Fund are not subject to a sales charge.

Acquiring Fund Shares may only be purchased on Nasdaq, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Shares of the Acquiring Fund can be bought during the day like shares of other publicly traded companies. Buying Acquiring Fund Shares on an exchange involves certain costs. When buying shares through a financial intermediary, you may incur brokerage or other charges determined by your financial intermediary, although ETFs trade with no transaction fees (NTF) on many platforms. In addition, a shareholder of the Acquiring Fund may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying shares in the secondary market (the “bid-ask spread”).

Because Acquiring Fund Shares trade at market prices rather than at NAV, Acquiring Fund Shares may trade at a price less than (discount) or greater than (premium) the Acquiring Fund’s NAV. The trading prices of Acquiring Fund Shares in the secondary market will fluctuate continuously throughout trading hours based on the supply and demand for Acquiring Fund Shares and shares of the underlying securities held by the Acquiring Fund, economic conditions and other factors, rather than the Acquiring Fund’s NAV, which is calculated at the end of each business day.

Holders of shares of the Target Fund will not be assessed a front-end sales charge or CDSC in connection with the Reorganization. Additional information and specific instructions explaining how to buy shares of each Fund are outlined in each Fund’s prospectus under the heading “Purchase and Sale of Fund Shares.”

What are the redemption procedures and exchange privileges of the Funds?

The Funds have different features for redeeming and exchanging shares. Redemption proceeds of the Target Fund are remitted by check, wire, or electronic transfer (ACH) after receipt of proper documents. Redemptions may be made by contacting your Service Agent, or, if you hold shares directly with the Target Fund, by mail, and by telephone if your account application permits. The Target Fund’s shares may be redeemed at any time at the NAV next calculated after a shareholder’s request is received in proper form. Unlike the Target Fund, shares of the Acquiring Fund are not sold at NAV directly with the Acquiring Fund. The Acquiring Fund will redeem shares at NAV only in Creation Units, and shares generally may only be sold on exchanges and other trading platforms, as explained above in the section titled “What are the purchase procedures of the Funds?”.

Shareholders of the Target Fund may exchange their Target Fund Shares for shares of the same class of any other fund sold by Distributors, provided that the fund shares to be acquired in the exchange are available to new investors in such other fund and the shareholder is eligible to invest in such shares. In addition, shareholders of the Target Fund may exchange Target Fund Shares for a different share class of the Target Fund provided they meet the eligibility requirements of the share class into which they are exchanging. Shareholders of the Target Fund may exchange shares of the Target Fund for the same class of shares of other funds sold by Distributors on any day that both the Target Fund and the fund into which the shareholder is exchanging are open for business. As an ETF, the Acquiring Fund does not provide for the exchange of shares.

Who manages the Funds?

The oversight of the operations of the Target Fund is the responsibility of the Board, and the management of the business of the Acquiring Fund is the responsibility of the Board of Trustees of the ETF Trust (the “ETF Trust Board”). The Board and the ETF Trust Board each elect officers, who are responsible for the day-to-day operations of the Funds.

Investment Manager of Target Fund. Legg Mason Partners Fund Advisor, LLC (“LMPFA”), 620 Eighth Avenue, New York, New York 10018, serves as investment manager and provides administrative and certain oversight services to the Target Fund.

Investment Manager of Acquiring Fund. Franklin Advisers, Inc. (“FAV”), One Franklin Parkway, San Mateo, CA 94403-1906, serves as investment manager and provides administrative and certain oversight services to the Acquiring Fund.

Sub-Advisor to the Funds. Martin Currie Inc. (“Martin Currie” or the “Sub-Advisor”), 280 Park Avenue, New York, New York 10017, serves as sub-advisor to the Funds, except for any portion of the Target Fund’s short-term instruments that is allocated to Western Asset Management Company, LLC (“Western”), 385 East Colorado Boulevard, Pasadena, California 91101 and 620 Eighth Avenue, New York, New York 10018. As sub-advisor, Martin Currie, subject to LMPFA’s supervision (in the case of the Target Fund), and FAV’s supervision (in the case of the Acquiring Fund), provides the day-to-day management of each Fund’s investments, except for any portion of the Target Fund’s cash and short-term instruments that is allocated to Western. Western will not serve as a sub-advisor to the Acquiring Fund.

LMPFA, Martin Currie, Western, and FAV are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“FRI”). FRI is a publicly owned holding company with its principal offices located at One Franklin Parkway, San Mateo, CA 94403-1906. FAV and its affiliates have over $1.5 trillion in assets under management as of January 31, 2022. Charles B. Johnson (former Chairman and Director of FRI) and Rupert H. Johnson, Jr. are principal shareholders of FRI.

Acquiring Fund’s Manager of Managers Structure. The ETF Trust Board has authorized the Acquiring Fund to operate in a “manager of managers” structure whereby the investment manager can appoint and replace both affiliated and unaffiliated sub-advisors, and enter into, amend and terminate sub-advisory agreements with such sub-advisors, each subject to board approval but without obtaining prior shareholder approval (“Manager of Managers Structure”). In contrast, the Target Fund must generally obtain shareholder approval of the appointment of a new sub-advisor. For more information about the Manager of Managers Structure, see the section titled “COMPARISONS OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS-How do the investment goals, strategies, policies and risks of the Funds compare?- Manager of Managers Structure”.

Fund Management Team. The portfolio managers have responsibility for the day-to-day management of the Funds and operate as a team to develop ideas and implement investment strategy for each Fund. The day-to-day portfolio management of each Fund is the responsibility of Martin Currie.

The portfolio managers responsible for the day-to-day management of each Fund are Ken Hughes, CFA, and Zehrid Osmani.

Mr. Osmani is Lead Portfolio Manager of the Funds and is responsible for the day-to-day management. He has been employed at Martin Currie since 2018.

Mr. Hughes is a Portfolio Manager of the Funds and is responsible for the day-to-day management. He has been employed at Martin Currie since 2015.

The SAI for the Target Fund dated September 30, 2021, as supplemented, (the “Target Fund SAI”) and the SAI for the Acquiring Fund dated April 6, 2022 (the “Acquiring Fund SAI”), provide additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds. For information on how to obtain a copy of the Target Fund SAI and the Acquiring Fund SAI, please see the section entitled “INFORMATION ABOUT THE FUNDS.”

What are the Funds’ investment management fee rates?

The investment management fee paid to LMPFA with respect to the Target Fund decreases as assets increase, as follows:

0.75% up to $1 billion of average daily net assets;

0.70% of average daily net assets between $1 billion and $2 billion;

0.65% of average daily net assets between $2 billion and $5 billion;

0.60% of average daily net assets between $5 billion and $10 billion; and

0.55% of average daily net assets exceeding $10 billion.

LMPFA pays Martin Currie a fee equal to 70% of the management fee paid to LMPFA by the Martin Currie Fund net of any fee waivers and expense reimbursements. LMPFA pays Western 0.02% of the portion of the Martin Currie Fund’s average daily net assets that are allocated to Western by LMPFA net of expense waivers and reimbursements.

FAV will serve as investment manager to the Acquiring Fund. The Acquiring Fund, unlike the Target Fund, will have a Unitary Fee. The Unitary Fee paid to FAV is equal to the annual rate of 0.75% of the Acquiring Fund’s average daily net assets. Under the Unitary Fee, FAV reimburses the Acquiring Fund for all acquired fund fees and expenses (such as those associated with the Acquiring Fund’s investment in a Franklin Templeton money fund) and pays all of the ordinary operating expenses of the Acquiring Fund, except for (i) the Acquiring Fund’s management fee, (ii) payments under the Acquiring Fund’s Rule 12b-1 plan (if any), (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) taxes, (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the ETF Trust or the Acquiring Fund may be a party and indemnification of the trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses.

The management fee of the Target Fund (0.75%) is the same as the Unitary Fee of the Acquiring Fund (0.75%). However, the Acquiring Fund’s management fee is a Unitary Fee, which means that FAV will use the Unitary Fee it receives to reimburse the Acquiring Fund for all acquired fund fees and expenses (such as those associated with the Acquiring Fund’s investment in a Franklin Templeton money fund) and to pay all of the ordinary operating expenses of the Acquiring Fund, including, but not limited to, transfer agent fees, custodian fees, counsel fees, auditor fees, and securities registration and filing fees, except for certain exclusions noted in the above paragraph. The management fee of the Target Fund pays for only the Target Fund’s investment management services and certain administrative services, such as supervising the overall administration of the Target Fund, including negotiation of contracts and fees with and the monitoring of performance and billings of the Target Fund’s transfer agent, shareholder servicing agents, custodian and other independent contractors or agents, and providing certain compliance, fund accounting, regulatory reporting, and tax reporting services. There are other additional fees and expenses such as transfer agent fees, custodian fees, fund accounting fees, counsel fees, auditor fees, securities registration and filing fees, distribution and service fees, interest, brokerage commissions, taxes, and extraordinary expenses that are borne by shareholders of the Target Fund.

Martin Currie serves as sub-advisor to the Acquiring Fund pursuant to a sub-advisory agreement with FAV. Under the sub-advisory agreement, FAV pays Martin Currie a sub-advisory fee based on 96% of the net investment advisory fee payable by the Acquiring Fund to FAV (the “Net Investment Advisory Fee”), calculated daily. The Net Investment Advisory Fee is equal to (i) the total investment management fees payable to FAV, minus any Acquiring Fund fees and/or expenses paid, waived or reimbursed by FAV, including as part of the Acquiring Fund’s Unitary Fee structure pursuant to the investment management agreement, minus (ii) any fees payable by FAV to Franklin Templeton Services, LLC (“FT Services”) for fund administrative services.

LMPFA provides administration services to the Target Fund pursuant to its investment management agreement with the Target Fund. FAV has an agreement with FT Services to provide certain administrative services and facilities to the Acquiring Fund.

For the fiscal year ended May 31, 2021, the Target Fund paid LMPFA a net fee after waivers and expense reimbursements of $0 for its management and administrative services provided. Because the Acquiring Fund has not yet commenced operations, no management or administrative services fees have been paid to FAV or FT Services.

What are the fees and expenses of each Fund and what might they be after the Reorganization?

Shareholders of the Funds pay various fees and expenses, either directly or indirectly. The tables below show the fees and expenses that you would pay if you were to buy, hold or sell shares of each Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. The fees and expenses in the tables appearing below are based on the expenses of the Target Fund for the fiscal year ended May 31, 2021 and the anticipated expenses of the Acquiring Fund during its first year of operation. The tables also show the pro forma expenses of the Acquiring Fund after giving effect to the Reorganization, based on pro forma net assets as of November 30, 2021. Pro forma numbers are estimated in good faith and are hypothetical. Actual expenses may vary significantly. You will not pay any sales load, CDSC, brokerage commission, redemption fee, or other transaction fee in connection with the receipt of ETF shares from the Reorganization.

TABLE OF SHAREHOLDER FEES

The following table shows shareholder fees paid directly from a new investment in the Target Fund. You will not pay these charges in connection with the Reorganization.

Shareholder Fees (fees paid directly from your investment)	Target Fund	Target Fund	Target Fund	Pro Forma Acquiring Fund
Class	A	I	IS
Maximum sales charge (load) imposed on purchase (as a percentage of offering price)	5.75%[1,2]	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sales proceeds)[3]	None[4]	None	None	None
Small account fee[5]	$15	None	None	None

[1]	The sales charge is waived for shareholders purchasing Class A shares through accounts where Distributors is the broker-dealer of record (“Distributors Accounts”).
[2]

Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge. For additional information, see “Additional information about each share class — Sales charges” in the Target Fund’s Prospectus.

[3]	Maximum deferred sales charge (load) may be reduced over time.
[4]

Shareholders may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if they redeem those shares within 18 months of their purchase, they will pay a contingent deferred sales charge of 1.00%.

[5]

If the value of a Target Fund account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the Target Fund may charge the account holder a fee of $3.75 per account that is determined and assessed quarterly by the Target Fund or the shareholder’s Service Agent (with an annual maximum of $15.00 per account).

ANNUAL OPERATING EXPENSE TABLE FOR CLASS A, CLASS I AND CLASS IS SHARES OF THE TARGET FUND AND PROJECTED FEES FOR THE ACQUIRING FUND AFTER THE REORGANIZATION

ANNUAL FUND OPERATING EXPENSES	Target Fund	Target Fund	Target Fund	Pro Forma Acquiring Fund
Class	A	I	IS
Management fees	0.75%	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	0.25	None	None	None
Other expenses	1.51	1.34	1.14	0
Total annual Fund operating expenses	2.51	2.09	1.89	0.75
Fee waiver and/or expense reimbursement[1]	(1.31)	(1.24)	(1.14)	0
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.20	0.85	0.75	0.75

[1]

LMPFA has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 1.20% for Class A shares, 0.85% for Class I shares and 0.75% for Class IS shares of the Target Fund, subject to recapture as described below. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2023 without the Legg Mason Trust Board’s consent. LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the investment manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will the investment manager recapture any amount that would result, on any particular business day of the Target Fund, in the class’ total annual fund operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

Example

These examples are intended to help you compare the cost of investing in the Target Fund’s Class A, Class I and IS shares with the cost of investing in the Acquiring Fund Shares, both before and after the Reorganization. The example assumes:

●	You invest $10,000 in the Target Fund and in the Acquiring Fund for the periods shown;
●	Your investment has a 5% return each year and the Funds’ operating expenses remain the same (except that any applicable fee waiver or expense reimbursement is reflected only through one year); and
●	You reinvest all distributions and dividends without a sales charge.

Although your actual costs may be higher or lower, based on these assumptions (with or without redemption at the end of each period) your costs would be:

	1 Year	3 Years	5 Years	10 Years
Target Fund – Class A	$690	$1,194	$1,723	$3,164
Target Fund – Class I	$87	$535	$1,010	$2,323
Target Fund – Class IS	$77	$483	$915	$2,118
Pro Forma – Acquiring Fund (assuming the Reorganization is completed)	$77	$240	$417	$930

How do the performance records of the Funds compare?

The Acquiring Fund is a newly formed “shell” fund that has not yet commenced operations, and therefore, has no performance history predating the Reorganization. The Acquiring Fund has been organized solely in connection with the Reorganization to acquire the assets and assume the liabilities of the Target Fund and continue the business of the Target Fund, except that the Acquiring Fund will operate as an ETF instead of a mutual fund. Therefore, after the Reorganization, the Target Fund and its Class IS shares will remain the “accounting survivor.” This means that the Acquiring Fund will continue to show the historical investment performance and returns of the Class IS shares of the Target Fund (even after liquidation).

The historical performance of the Target Fund, as it is to be adopted by the Acquiring Fund, is included in the Acquiring Fund’s Prospectus that has accompanied this Prospectus/Proxy Statement.

The average annual total returns for each share class of the Target Fund, without any applicable sales charges and before taxes, as of December 31, 2021, are shown below.

Average Annual Total Return (at NAV and before taxes)	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	14.97%	17.00%	N/A	12.89%	11/30/2015
Class I	15.37%	17.38%	N/A	13.24%	11/30/2015
Class IS	15.48%	17.47%	N/A	13.32%	11/30/2015
MSCI All Country World Index Ex-U.S. (reflects no deduction for fees, expenses or taxes)	7.82%	9.61%	N/A	8.28%	11/30/2015

The Target Fund’s past performance is not necessarily an indication of how the Funds will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/(800) 342-5236.

Where can I find more financial and performance information about the Target Fund?

Attached as Exhibit B below are the financial highlights tables of the Target Fund. The Target Fund Prospectus, the Target Fund’s Annual Report for the fiscal year ended May 31, 2021 and Semi-Annual Report for the six-month period ended November 30, 2021, contain additional financial and performance information about the Target Fund. The documents are available free of charge upon request (see the section “INFORMATION ABOUT THE FUNDS”). The Acquiring Fund is new and has no performance history as of the date of this Prospectus/Proxy Statement. The Acquiring Fund will adopt the financial history of the Target Fund following the Reorganization.

What are other key features of the Funds?

Service Providers. The Funds use the following service providers:

●

Custodian. The Bank of New York Mellon, Mutual Funds Division, 100 Church Street, New York, NY 10286, acts as custodian of the Target Fund’s securities and other assets. State Street Bank and Trust Company (“State Street”), 1 Lincoln Street, Boston, MA 02111, serves as custodian of the Acquiring Fund’s securities and other assets.

●

Shareholder Servicing and Transfer Agent. Franklin Templeton Investor Services, LLC, 3344 Quality Drive, Rancho Cordova, CA 95670-7313 is the Target Fund’s shareholder servicing agent and acts as the Target Fund’s transfer agent and dividend-paying agent. State Street is the Acquiring Fund’s transfer agent and dividend-paying agent.

●	Distributor. Franklin Distributors, LLC (“Distributors”), One Franklin Parkway, San Mateo, CA 94403-1906, serves as each Fund’s distributor.

●

Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP, 100 East Pratt Street, Suite 2600, Baltimore, Maryland 21202, serves as the Target Fund’s independent registered public accounting firm. PricewaterhouseCoopers LLP, 405 Howard Street, Suite 600, San Francisco, California 94105, serves as the Acquiring Fund’s independent registered accounting firm. The independent registered public accounting firm for each Fund audits the financial statements included in each Fund’s Annual Report to Shareholders.

Distribution and Service (12b-1) Fees. Under a Rule 12b-1 plan, the Funds may pay Distributors or others for the expenses of activities that are primarily intended to sell Acquiring Fund Shares, or in the case of the Target Fund, Class A shares. These expenses also may include service fees paid to securities dealers or others who have executed a servicing agreement with either Fund, Distributors or its affiliates and others who provide service or account maintenance to shareholders (service fees); and the expenses of printing prospectuses and reports used for sales purposes, of marketing support and of preparing and distributing sales literature and advertisements. Together, these expenses, including the service fees, are “eligible expenses.” In the case of the Target Fund, the 12b-1 fees charged to each class are based only on the assets attributable to that particular class.

The Target Fund 12b-1 plan. Class A shares are subject to Rule 12b-1 fees based on an annualized percentage of average daily net assets up to 0.25%. Class I and Class IS shares of the Target Fund are not subject to any shareholder services or Rule 12b-1 fees.

The ETF Trust 12b-1 plan. The ETF Trust has adopted a Rule 12b-1 plan under the 1940 Act for the Acquiring Fund with an annual fee of up to 0.25% of average daily net assets. Management currently does not intend that the Rule 12b-1 plan would be implemented for the Acquiring Fund at the time of the Reorganization or for the foreseeable future. Management will obtain the approval of the ETF Trust Board before implementing the Rule 12b-1 plan for the Acquiring Fund.

Fiscal Years. The fiscal/tax year end of the Target Fund is May 31. The initial fiscal/tax year end for the Acquiring Fund will be the same as the Target Fund. Management, however, expects to change the fiscal/tax year end of the Acquiring Fund to March 31 during the first year of operations to conform the Acquiring Fund with the other ETFs of the ETF Trust. The first fiscal year ending on March 31 for the Acquiring Fund is expected to be in 2023.

Dividends and Distributions. Each Fund generally pays dividends and distributes capital gains, if any, once in December and at such other times as are necessary. The Funds may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on a Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either income dividends or capital gain distributions. Your income dividends and capital gain distributions from the Target Fund will be automatically reinvested in additional shares at NAV unless you elect to receive them in cash. Your income dividends and capital gain distributions from the Acquiring Fund may be automatically reinvested in additional whole Acquiring Fund Shares only if the broker through whom you purchased the shares makes such option available.

Tax. The tax implications of an investment in each Fund are generally the same. However, the Acquiring Fund, as an ETF, may present certain tax efficiencies for investors over the Target Fund, a mutual fund. ETFs typically redeem their shares with in-kind distributions of assets, and they typically do not recognize capital gain on the in-kind redemption of their shares. The Acquiring Fund will typically create and redeem Creation Units on an in-kind basis, thereby minimizing the Acquiring Fund’s recognition of gain with respect to any appreciated securities it redeems in kind. In contrast, when portfolio securities are sold within the Target Fund, the sale can cause the recognition of capital gains within the Target Fund that generally would cause a taxable distribution to all of its shareholders—even if the shareholders may have an unrealized loss on their overall investment in the Target Fund. As a result, shareholders of the Acquiring Fund may pay less in taxes while they hold shares of the Acquiring Fund than they would if they held similar investments in the Target Fund. For more information about the tax implications of investments in the Funds, see the Target Fund Prospectus under the heading “Dividends, other distributions and taxes,” and the Acquiring Fund Prospectus under the heading “Distributions and Taxes.”

REASONS FOR THE REORGANIZATION

At a meeting of the Board on November 2-3, 2021 (the “November Board Meeting”), Management recommended to the Board that they approve the Reorganization of the Target Fund with and into the Acquiring Fund. Management recommended the Reorganization because of operational and tax advantages that the Acquiring Fund, as an ETF, would provide compared to the Target Fund, a mutual fund, including the same or lower expenses, less cash drag on performance, flexible trading of shares, potentially more efficient portfolio management and lower portfolio transaction costs, and tax efficiency. Other factors management considered in connection with recommending the Reorganization included that there would be little disruption for Target Fund shareholders, the ability of the Acquiring Fund to continue the Target Fund’s favorable performance track record, the tax-free nature of the Reorganization, and potentially more favorable sales prospects for the Acquiring Fund.

At the November Board Meeting, the Board considered and unanimously approved the proposed Reorganization. The independent trustees of the Target Fund (the “Independent Trustees”) were advised on this matter by independent counsel.

The Board received from FAV written materials containing relevant information about the Acquiring Fund and the proposed Reorganization. The Board reviewed detailed information about: (1) the investment goal, strategies and policies of the Funds; (2) the portfolio management and other service providers of the Funds; (3) the comparability of the investment goals, policies, restrictions and investments of the Funds; (4) the current expense ratios of each Fund and the anticipated post-Reorganization expense ratio of the Acquiring Fund; (5) how the costs of the Reorganization will be borne solely by FAV or its affiliates and that no costs or expenses will be borne by the Target Fund or its shareholders other than any portfolio transaction costs; (6) operational considerations in conjunction with effecting the Reorganization, including the need for a brokerage account to hold Acquiring Fund Shares; (7) the governance structure of the ETF Trust Board and the ETF Trust’s compliance program; (8) the federal income tax consequences of the Reorganization to the Target Fund’s shareholders; and (9) the general characteristics of the Funds.

The Board considered the potential benefits, risks and costs of the Reorganization to shareholders of the Target Fund. In approving the Reorganization, the Board considered the following factors:

Same or Lower Expenses. Management expects the total expense ratio of the Acquiring Fund will be the same or lower than the expense ratios of the Target Fund’s share classes (see table on Page 4). In addition, the proposed Unitary Fee structure for the Acquiring Fund (discussed below) will benefit shareholders, because FAV, as the Acquiring Fund’s investment manager, will be obligated under the investment management agreement to pay the Acquiring Fund’s ordinary operating expenses (with limited exceptions) without any increase in the management fee paid by shareholders. This obligation to bear fund expenses is part of the Acquiring Fund’s investment management agreement and cannot be changed without the approval of shareholders. The Board considered the differences in advisory fees (including the fact that the Target Fund’s management fee contained fee breakpoints that could bring the management fee to below the Acquiring Fund’s Unitary Fee) and total fund operating expenses. The Board further considered that the Unitary Fee had the benefit of reducing the Fund’s risks with respect to a future increase in expenses, since such future increases would likely be borne by FAV. The Board noted Management’s statements that it expects the Acquiring Fund to have the same or a lower total expense ratio than the Target Fund (depending on the share class currently held of the Target Fund).

Less Cash Drag on Performance. ETFs are not required to redeem shares directly from retail shareholders and as a result, portfolio managers generally do not have to maintain a certain level of cash in order to maintain liquidity for redemptions, which may give the Acquiring Fund’s portfolio managers more flexibility to keep the portfolio more fully invested than a typical mutual fund.

Flexible Trading of Shares. ETF shares are bought and sold on a national securities exchange, which will give ETF investors the ability to buy or sell Acquiring Fund Shares throughout the day at the current market price. Mutual funds, like the Target Fund, are bought and redeemed at the NAV determined at the end of the trading day.

Potentially More Efficient Portfolio Management and Lower Portfolio Transaction Costs. In order to facilitate the creation of a secondary market for ETF shares, ETFs issue their shares to Authorized Participants in large blocks known as “Creation Units.” Often Authorized Participants will buy Creation Units in kind with a basket of securities that generally mirrors the ETF’s portfolio. Similarly, when redeeming Creation Units, an ETF will give a redeeming Authorized Participant a basket of the securities that generally comprise the portfolio. The use of these in-kind transactions allows for more efficient portfolio management for the Acquiring Fund and may help reduce portfolio transaction costs compared to those of the Target Fund.

ETF Tax Efficiency. The ETF structure presents certain tax efficiencies for investors over the traditional mutual fund structure. While the tax treatment of ETFs and mutual funds is generally the same, as noted above, ETFs typically acquire securities from and deliver securities to Authorized Participants in the creation and redemption process on an in-kind basis. An ETF typically does not recognize capital gain on the in-kind redemption of its shares. In contrast, when portfolio securities are sold within a mutual fund, the sale can cause the recognition of capital gains within the mutual fund that generally would cause a taxable distribution to all shareholders of the mutual fund—even if the shareholders may have an unrealized loss on the overall mutual fund investment. As a result, shareholders of the Acquiring Fund may pay less in taxes while they hold shares of the Acquiring Fund than they would if they held similar investments in the Target Fund.

Little Disruption for Target Fund Shareholders. Management believes that it would be able to manage the Target Fund’s investment strategy equally effectively in an ETF structure. The Acquiring Fund will have the same investment goals and investment strategies as the Target Fund. The principal investment risks would be similar but not identical, as the Acquiring Fund would have certain risks associated with its operation as an ETF.

Tax Treatment. The Reorganization is expected to constitute a “reorganization” within the meaning of Section 368(a) of the Code, and generally is not expected to result in recognition of gain or loss by the Target Fund or its shareholders, except with respect to cash received by Target Fund shareholders in redemption of fractional shares prior to the Reorganization.

Same Portfolio Management Team. The portfolio managers that currently manage the Target Fund are expected to manage the Acquiring Fund following the closing of the Reorganization.

Target Fund Shareholders’ Need for a Brokerage Account that May Hold ETF Shares. Shareholders of the Target Fund must have a brokerage account that is permitted to hold ETF shares in order to receive shares of the Acquiring Fund. The Acquiring Fund has engaged a stock transfer agent to hold the Acquiring Fund Shares for any Target Fund shareholder who does not have an appropriate brokerage account at the time of the Reorganization; this arrangement will provide a year from the date of the Reorganization for such shareholders to establish brokerage accounts.

No Fractional Shares of the Acquiring Fund. The Acquiring Fund does not issue fractional shares so fractional shares of the Target Fund held by a shareholder immediately prior to the Reorganization will be redeemed at NAV. The proceeds of this redemption will result in a cash payment to those shareholders who own fractional shares of the Target Fund, which is expected to be small and likely will be a taxable event to such shareholder. Shareholders are encouraged to consult their tax advisors to determine the effect of such redemption.

Ability to Redeem or Exchange Shares Prior to the Reorganization. Shareholders of the Target Fund may redeem or exchange their shares of the Target Fund prior to the Reorganization if the shareholders do not wish to hold shares of an ETF. Effective May 2, 2022, any redemptions made by shareholders of the Target Fund will not result in a sales charge or CDSC.

Based upon their evaluation of the relevant information presented to them, including the information and considerations described above but without identifying any single factor as all-important or controlling, and in light of their fiduciary duties under federal and state law, the Board, on behalf of the Target Fund, including all of the Independent Trustees, concluded that participating in the Reorganization is in the best interests of the Target Fund, and that no dilution of value would result to the shareholders of the Target Fund from the Reorganization. The Board unanimously approved the Plan at a meeting held on November 2-3, 2021, and, on behalf of the Target Fund, unanimously recommended that shareholders of the Target Fund vote to approve the Plan.

FOR THE REASONS DISCUSSED ABOVE, THE BOARD, ON BEHALF OF THE TARGET FUND, UNANIMOUSLY RECOMMENDS THAT YOU VOTE “FOR” THE PLAN

INFORMATION ABOUT THE REORGANIZATION

This is only a summary of the Plan. You should read the Plan, which is attached as Exhibit A, for more complete information about the Reorganization.

How will the Reorganization be carried out?

If the shareholders of the Target Fund approve the Plan, the Reorganization will be completed after various conditions are satisfied, including the preparation of certain documents. If the shareholders of the Target Fund do not approve the Plan, the Reorganization will not take place. The Target Fund will continue to operate as it currently does, and the Board will consider such other actions as it deems necessary or appropriate.

If the Plan is approved by the Target Fund’s shareholders, each class of shares of the Target Fund, other than Class IS shares, will then be converted into Class IS shares (without a contingent deferred sales charge or other charge) immediately prior to the Reorganization. After such conversion, any fractional shares held by shareholders will be redeemed, and the Target Fund will distribute the redemption proceeds to those shareholders. The redemption of shareholders’ fractional shares will likely be a taxable event for such shareholders and those shareholders are encouraged to consult their tax advisors to determine the effect of any such redemption.

On the closing date, which is scheduled to occur on or about October 28, 2022 (the “Closing Date”), but which may occur on an earlier or later date as the officers of the Target Fund and the Acquiring Fund may mutually agree, the Target Fund will transfer substantially all of its assets, free and clear of all liens, encumbrances, and claims whatsoever (except for liens or encumbrances that do not materially detract from the value or use of the Target Fund’s assets), to the Acquiring Fund and the Acquiring Fund will assume all liabilities of the Target Fund. In exchange, the Acquiring Fund will issue the Acquiring Fund Shares that have an aggregate NAV equal to the dollar value of the net assets delivered to the Acquiring Fund by the Legg Mason Trust, on behalf of the Target Fund. The Legg Mason Trust, on behalf of the Target Fund, will distribute to shareholders the Acquiring Fund Shares it receives. Each shareholder of the Target Fund will receive Acquiring Fund Shares with an aggregate NAV equal to the aggregate NAV of his or her shares of the Target Fund (and, immediately prior to the Reorganization, cash in lieu of fractional shares, if any). The Target Fund will accept requests for redemptions only if received in proper form before 1:00 p.m., Pacific time, on the Closing Date. Shareholders who wish to redeem shares after 1:00 p.m., Pacific time, on the Closing Date will have to sell their shares on an exchange using their brokerage account. The Target Fund will then terminate its existence, liquidate, and dissolve.

The obligations under the Plan are subject to various conditions, including, but not limited to:

●

the Acquiring Fund’s Registration Statement on Form N-14 under the Securities Act of 1933, of which this Prospectus/Proxy Statement is a part, shall have been filed with the SEC, such Registration Statement shall have become effective, no stop-order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing Date or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date;

●	the shareholders of the Target Fund shall have approved the Reorganization; and

●

the Legg Mason Trust, on behalf of the Target Fund, and the ETF Trust, on behalf of the Acquiring Fund, shall have received a tax opinion described further below, that the Reorganization is a “reorganization” within the meaning of Section 368(a) of the Code and generally is not expected to result in the recognition of gain or loss for federal income tax purposes for the Target Fund, the Acquiring Fund or their shareholders.

The Legg Mason Trust, on behalf of the Target Fund, and the ETF Trust, on behalf of the Acquiring Fund, may terminate or abandon the Plan at any time before or after the approval of the Plan by the shareholders of the Target Fund.

Who will pay the expenses of the Reorganization?

The estimated cost of the Reorganization is expected to be approximately $450,000. FAV will bear 100% of the Reorganization costs except for any related portfolio transaction costs, which will be borne by the Target Fund and Acquiring Fund. Portfolio transaction costs are expected to be de minimis (less than $10,000). FAV will bear the costs of the Reorganization whether or not the Reorganization is consummated.

What should I know about the Acquiring Fund Shares?

As discussed above in the sections titled “How do the purchase procedures of the Funds compare?” and “What are the redemption procedures and exchange privileges of the Funds?,” unlike Target Fund Shares which may be purchased and redeemed directly with the Target Fund, Acquiring Fund Shares may only be purchased on Nasdaq, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer. Therefore, if you do not have a brokerage account or your shares of the Target Fund are held in an account that cannot accept ETF shares at the time of the Reorganization of the Target Fund, you will be required to open a brokerage account in conjunction with the Reorganization or, alternatively, redeem your shares in the Target Fund. If you do nothing, the Acquiring Fund Shares received by you in the Reorganization will be held by a stock transfer agent, American Stock Transfer & Trust, until a brokerage account is identified into which American Stock Transfer & Trust can transfer the shares. As planned, if the Acquiring Fund Shares are not transferred into a brokerage account within a year of the date of the Reorganization, the Acquiring Fund Shares will be converted to cash and the cash proceeds will be sent to the accountholder of record (subject to applicable federal or state laws concerning unclaimed property). The conversion of Acquiring Fund Shares to cash may be subject to fees and expenses and will likely be a taxable event for shareholders who hold their shares in a taxable account.

What are the capitalizations of the Funds and what might the Acquiring Fund’s capitalization be after the Reorganization?

The following table sets forth as of April 28, 2022, the capitalizations of the Funds. The table also shows the projected capitalization of the Acquiring Fund as adjusted to give effect to the proposed Reorganization and assumes that the Reorganization is approved for the Target Fund. If the Reorganization is approved by the Target Fund’s shareholders, each class of shares of the Target Fund, other than Class IS shares, will be converted into Class IS shares (without a contingent deferred sales charge or other charge) immediately prior to the Reorganization. At the closing of the Reorganization, shareholders of the Target Fund will receive the Acquiring Fund Shares (and cash in lieu of fractional shares, if any) based on the relative NAVs per share of the Funds as of 1:00 p.m., Pacific time, on the Closing Date.

	Target Fund	Acquiring Fund	Pro Forma Adjustments	Pro Forma- Acquiring Fund after Reorganization (estimated)
Class A Shares
Net Assets (thousands)	$487	—	($487)	—
Total Shares Outstanding	34,628	—	(34,628)	—
Net Asset Value Per Share	$14.07	—	($14.07)	—

	Target Fund	Acquiring Fund	Pro Forma Adjustments	Pro Forma- Acquiring Fund after Reorganization (estimated)
Class I Shares
Net Assets (thousands)	$742	—	($742)	—
Total Shares Outstanding	52,068	—	(52,068)	—
Net Asset Value Per Share	$14.26	—	($14.26)	—
Class IS Shares/ETF Shares
Net Assets (thousands)	$41,609	$0	$1,219 [1,2]	$42,828
Total Shares Outstanding	2,911,443	0	86,004 [1,2]	2,997,447
Net Asset Value Per Share	$14.29	$0	($0.01)	$14.29

1.	Figure reflects the costs associated with the Reorganization towards related portfolio transaction costs, which are expected to be de minimis (less than $10,000).
2.	The Target Fund will redeem any fractional shares held by shareholders at NAV immediately prior to the Reorganization. The change on account of this is not reflected in the numbers above.

COMPARISONS OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS

This section describes the similarities and compares the key differences between the investment goals, principal investment strategies and fundamental policies of the Funds, as well as the principal risks associated with such goals, strategies and policies. For a complete description of the Acquiring Fund’s investment policies, strategies and risks, you should read the Acquiring Fund Prospectus, which accompanies this Prospectus/Proxy Statement, and the Acquiring Fund SAI, which is available upon request.

How do the investment goals, strategies, policies and risks of the Funds compare?

The Target Fund is currently classified as an open-end fund under the 1940 Act (meaning a fund that issues and redeems shares on a continuous basis). As an open-end fund operating as a mutual fund, the Target Fund offers shares that are redeemable on each business day and daily liquidity. The Acquiring Fund is also classified as an open-end fund under the 1940 Act, but operates as an ETF. As an ETF, the Acquiring Fund offers shares that are bought and sold on a national securities exchange, which gives investors the ability to buy their shares throughout the day at the current market price (which may be at a premium or discount to NAV).

The Target Fund and Acquiring Fund have identical investment goals and strategies. Each Fund’s investment goal and principal investment strategies are non-fundamental, which means they may be changed at any time by their respective board without shareholder approval and upon notice to shareholders.

Investment Goal. Each Fund seeks long-term capital appreciation.

Investment Strategies. Under normal market conditions, each Fund invests at least 80% of its net assets in equity and equity-related securities of foreign companies and other investments with similar economic characteristics that meet the Sub-Advisor’s environmental, social and governance (ESG) criteria for each Fund. Subject to the ESG criteria, each Fund is generally unconstrained by any particular sector, geography or market capitalization. The Sub-Advisor focuses on companies that it believes have a strong history of, or future potential for, offering high and durable returns on invested capital over time and seeks to acquire securities of companies with reasonable valuations based on the Sub-Advisor’s assessment of the company’s long-term potential. When the Sub-Advisor identifies an opportunity it finds attractive, it aims to make a long-term capital commitment.

In identifying companies that meet the ESG criteria, the Sub-Advisor assesses ESG factors through a proprietary analytical framework that is applied to each potential investment. This analysis may include, but is not limited to, such factors as shareholder rights, accounting standards, remuneration, board structure, supply chain, data protection, pollution/hazardous waste policies, water usage, and climate change policies. The materiality and relevance of these factors will vary by company and industry. The Sub-Advisor uses ESG factors as a tool to assess governance and sustainability in the context of an individual company’s circumstances. These factors are assessed both quantitatively and qualitatively, through the Sub-Advisor’s direct research and engagement process. Proprietary ESG ratings capture this analysis with companies assigned a risk rating on each of governance and sustainability (environmental and social) from 1 (low risk) to 5 (high risk). Companies with a rating of 4 or worse with respect to governance or sustainability (environment and social) will not meet the Funds’ ESG criteria and will not be purchased for a Fund’s portfolio. Because investing on the basis of ESG criteria involves qualitative and subjective analysis, there can be no assurance that the methodology utilized by, or determinations made by, the Sub-Advisor will align with the beliefs or values of a particular investor, and other managers may make a different assessment of a company’s ESG criteria. The Sub-Advisor’s proprietary research and analysis may incorporate information and data obtained from a variety of third-party research providers as supplementary to the

Sub-Advisor’s own proprietary research and analysis. The Sub-Advisor has the right to change the third-party service providers that support this process at any time. In addition, the Funds seek to avoid investing in companies that the Sub-Advisor has determined, based on its exclusionary criteria, to be significantly involved in certain business activities or industries, including the production of tobacco, production of weapons, the extraction of fossil fuels, or the mining of metals and minerals. A company will be considered to be significantly involved if, based upon information received by the Sub-Advisor, the company generates approximately 5% or more of revenue from tobacco production, approximately 5% or more of revenue from the production of weapons, including nuclear weapons, or approximately 5% or more of revenue from direct involvement in extraction of fossil fuels. Further, each Fund will seek to avoid investing in any company that, based upon information received by the Sub-Advisor, is assigned to the Global Industry Classification Standard (GICS) sub-industries Diversified Metals and Mining, Copper, Gold and Precious Metals and Minerals, or that is involved in the production, sale or distribution of dedicated and key components of antipersonnel mines and cluster munitions. The Sub-Advisor may modify this list of prohibited investments, including revenue thresholds or any particular exclusion, at any time, without shareholder approval or notice.

The equity securities in which the Funds invest may include common stocks, preferred stocks, securities convertible into common stock, depositary receipts and exchange-traded funds (ETFs).

The Funds may seek investment opportunities in any foreign country and under normal market conditions will invest in, or have exposure to, securities of companies located in at least three foreign countries. The Funds may invest without limit in securities of companies located in any foreign country, including countries with developed or emerging markets. The Funds may invest in companies of any size and market capitalization but will typically invest in those companies with market capitalizations in excess of $3 billion. Each Fund’s portfolio is expected to be highly concentrated, with approximately 20-40 holdings.

Instances when the Sub-Advisor may sell a portfolio holding include the following:

●	If the proprietary governance or sustainability rating assigned by the Sub-Advisor to an issuer changes to a score of 4 or worse;

●

If the issuer becomes significantly involved in certain business activities or industries, including the production of tobacco, production of weapons, the extraction of fossil fuels, or the mining of metals and minerals;

●	If the stock reaches the Sub-Advisor’s price target and the Sub-Advisor believes there is no more upside potential;

●	If the stock is nearing the Sub-Advisor’s price target: When the Sub-Advisor believes a stock is close to exhausting its outperformance potential the Sub-Advisor will trim the Fund’s holdings;

●	If the stock underperforms and the Sub-Advisor’s conviction in the stock has lowered after a reassessment of the research relating to the stock.

Each Fund is a “non-diversified” fund, which means they generally invest a greater proportion of their respective assets in the securities of one or more issuers and invest overall in a smaller number of issuers than a diversified fund. As of the date of this Prospectus/Proxy Statement, the top two sectors represented by the Target Fund’s investments were information technology and health care. These sectors may change over time. In addition, each Fund may invest a significant portion of its assets in a specific geographic region, such as Europe, or a particular country.

The Funds have adopted substantially similar fundamental investment restrictions, which may not be changed without prior shareholder approval. Attached as Exhibit D is a chart comparing the fundamental investment restrictions of the Target Fund and Acquiring Fund.

Manager of Managers Structure

The ETF Trust Board has authorized the Acquiring Fund to operate in a “manager of managers” structure whereby the investment manager can appoint and replace both affiliated and unaffiliated sub-advisors, and enter into, amend and terminate sub-advisory agreements with such sub-advisors, each subject to board approval but without obtaining prior shareholder approval (“Manager of Managers Structure”). In contrast, the Target Fund must generally obtain shareholder approval of the appointment of a new sub-advisor.

The Acquiring Fund will inform shareholders of the hiring of any new sub-advisor within 90 days after the hiring. The Manager of Managers Structure provides the Acquiring Fund with greater flexibility and efficiency by preventing the Acquiring Fund from incurring the expense and delays associated with obtaining shareholder approval of such sub-advisory agreements. The use of the Manager of Managers Structure with respect to the Acquiring Fund is subject to certain conditions that are set forth in SEC exemptive relief and no-action letter guidance issued by the SEC staff. Under the Manager of Managers Structure, the investment manager has the ultimate responsibility, subject to oversight by the Acquiring Fund’s ETF Trust Board, to oversee sub-advisors and recommend their hiring, termination and replacement. The investment manager will also, subject to the review and oversight of the Acquiring Fund’s ETF Trust Board: Set the Acquiring Fund’s overall investment strategy; evaluate, select and recommend sub-advisors to manage all or a portion of the Acquiring Fund’s assets; and implement procedures reasonably designed to ensure that each sub-advisor complies with the Acquiring Fund’s investment goal, policies and restrictions. Subject to review and oversight by the ETF Trust Board, the investment manager will allocate and, when appropriate, reallocate the Acquiring Fund’s assets among sub-advisors and monitor and evaluate the sub-advisors’ performance.

What are the principal investment risks associated with investments in the Funds?

Like all investments, an investment in each Fund involves risk. There is no assurance that any open-end fund will meet its investment goals. The achievement of each Fund’s goal depends upon market conditions, generally, and on each Fund’s investment manager’s analytical and portfolio management skills. The risks associated with an investment in the Target Fund and Acquiring Fund are identical, except that the Acquiring Fund is subject to certain risks unique to operating as an ETF.

Each Fund is subject to the following common risks:

ESG Investment Strategy. The Funds’ ESG investment strategy limits the types and number of investment opportunities available to the Funds and, as a result, the Funds may underperform other funds that do not have an ESG focus. The Funds’ ESG investment strategy may result in the Funds investing in securities or industry sectors that underperform the market as a whole, or forgoing opportunities to invest in securities that might otherwise be advantageous to buy. The Funds may also underperform other funds that apply different ESG standards. In addition, the Sub-Advisor may be unsuccessful in creating a portfolio composed of companies that exhibit positive ESG characteristics. In evaluating a security or issuer based on ESG criteria, the Sub-Advisor may use information and data from third-party providers of ESG research, which may be incomplete, inaccurate or unavailable. There is no uniform set of ESG standards, and different third party providers may provide different or inconsistent information and data. There may be limitations with respect to availability of ESG data in certain sectors, as well as limited availability of investments with positive ESG assessments in certain sectors. As a result, there is a risk that the Sub-Advisor may incorrectly assess a security or issuer. The Sub-Advisor’s evaluation of ESG criteria is subjective and may change over time.

Market. The market values of securities or other investments owned by the Funds will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, volatility in consumer demand for certain products, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Funds.

Focus. To the extent that the Funds focus on particular countries, regions, industries, sectors or types of investment from time to time, the Funds may be subject to greater risks of adverse developments in such areas of focus than funds that invest in a wider variety of countries, regions, industries, sectors or investments.

The Funds may focus in the health care sector. The activities of healthcare companies may be funded or subsidized by federal and state governments. If government funding and subsidies are reduced or discontinued, the profitability of these companies could be adversely affected. Healthcare companies may also be affected by government policies on healthcare reimbursements, regulatory approval for new drugs and medical products, and similar matters. They are also subject to legislative risk, i.e., the risks associated with the reform of the healthcare system through legislation.

The Funds may also focus in the information technology sector. The information technology sector has historically been volatile due to the rapid pace of product change and development within the sector. Companies in the information technology sector may be affected by worldwide technological developments, the success of their products and services (which may be outdated quickly), anticipated products or services that are delayed or cancelled, and investor perception of the company and/or its products or services. Information technology companies may also be affected by legislation or changes in government regulation and policies.

Foreign Securities (non-U.S.). Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell)

and more volatile; and (v) currency exchange rate fluctuations and policies (e.g., fluctuations may negatively affect investments denominated in foreign currencies and any income received or expenses paid by the Funds in that foreign currency). The risks of foreign investments may be greater in developing or emerging market countries.

Developing Market Countries. The Funds’ investments in securities of issuers in developing market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Geographic Focus. Because each Fund may invest a significant portion of its respective assets in companies in a specific country and region, including Europe, the Funds are subject to greater risks of adverse developments in that country, region and/or the surrounding regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the country or region, even in countries in which the Funds are not invested, may adversely affect the value of investments held by the Funds.

Current uncertainty concerning the economic consequences of the January 31, 2020 departure of the United Kingdom from the European Union (EU) may increase market volatility.

Small and Mid-Capitalization Companies. Securities issued by small and mid-capitalization companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, and lack of depth of management and funds for growth and development. They may also have limited product lines or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, small and mid-capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Convertible Securities. Convertible securities are subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because more of the security’s value resides in the conversion feature) and debt securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). A convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

Growth Style Investing. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks may be more expensive relative to their current earnings or assets compared to value or other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

Non-Diversification. Because the Funds are non-diversified, they may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact each Fund’s performance and result in greater fluctuation in the value of each Fund’s shares.

Liquidity. From time to time, the trading market for a particular security or type of security or other investments in which the Funds invest may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Funds’ ability to sell such securities or other investments when necessary to meet the Funds’ liquidity needs or in response to a specific economic event and will also generally lower the value of a security or other investments. Market prices for such securities or other investments may be volatile.

Management. The Funds are subject to management risk because each are actively managed funds. The Sub-Advisor applies investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these decisions will produce the desired results.

Large Shareholder. Certain shareholders, including other funds or accounts advised by each Fund’s investment manager, Sub-Advisor or one of their affiliates, may own from time to time a substantial amount of a Fund’s shares. In addition, in the case of the Acquiring Fund, a third-party investor, FAV, the Sub-Advisor or an affiliate of FAV or the Sub-Advisor, an Authorized Participant, a lead market maker, or another entity may invest in the Acquiring Fund and hold its investment for a limited period of time solely to facilitate commencement of the Acquiring Fund or to facilitate the Acquiring Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of a Fund would be maintained at such levels, or, in the case of the Acquiring Fund, that the Acquiring Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on each Fund. In addition, in the case of the Acquiring Fund, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of Acquiring Fund Shares.

The Acquiring Fund is subject to the following risks unique to its operation as an ETF:

Market Trading. The Acquiring Fund faces numerous market trading risks, including the potential lack of an active market for Acquiring Fund Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Acquiring Fund. Any of these factors, among others, may lead to Acquiring Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Acquiring Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The Sub-Advisor cannot predict whether shares will trade above (premium), below (discount) or at NAV.

International Closed Market Trading. To the extent that the underlying securities held by the Acquiring Fund trade on an exchange that is closed when the securities exchange on which Acquiring Fund Shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Authorized Participant Concentration. Only an Authorized Participant may engage in creation or redemption transactions directly with the Acquiring Fund. The Acquiring Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Acquiring Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Acquiring Fund Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Small Fund. When the Acquiring Fund’s size is small, the Acquiring Fund may experience low trading volume and wide bid/ask spreads. In addition, the Acquiring Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange.

For more information about the investment risks associated with investments in the Target Fund, see the Target Fund Prospectus under the heading “More on the fund’s investment strategies, investments and risks – More on risks of investing in the fund” and the Target Fund’s SAI under the heading “INVESTMENT PRACTICES AND RISK FACTORS.” For more information about the investment risks associated with investments in the Acquiring Fund, see the Acquiring Fund Prospectus under the heading “More information on Investment Policies, Practices and Risks” and the Acquiring Fund’s SAI under the heading “Goals, Strategies and Risks.”

FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION

The following is a general summary of some of the important U.S. federal income tax consequences of the Reorganization and is based upon the current provisions of the Code, existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change, possibly with retroactive effect. These considerations are general in nature and individual shareholders should consult their own tax advisers as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders who hold their shares in a tax-advantaged account, such as an individual retirement account (IRA) or qualified retirement plan.

As a condition of closing the Reorganization, the Legg Mason Trust, on behalf of the Target Fund, and the ETF Trust, on behalf of the Acquiring Fund, will receive an opinion of Morgan Lewis & Bockius LLP (“Morgan Lewis”) to the effect that for federal income tax purposes:

●

The Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and each of the Target Fund and the Acquiring Fund will be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

●

No gain or loss will be recognized by the Target Fund upon the transfer of all the assets of the Target Fund to the Acquiring Fund solely in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all the Liabilities of the Target Fund, or upon the distribution of the shares of the Acquiring Fund to the applicable Target Fund Shareholders, except for (A) gain or loss that may be recognized on the transfer of “section 1256 contracts” as defined in Section 1256(b) of the Code, (B) gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (C) any other gain or loss that may be required to be recognized upon the transfer of an asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Code;

●

The tax basis in the hands of the Acquiring Fund of each asset transferred from the Target Fund to the Acquiring Fund in the Reorganization will be the same as the tax basis of such asset in the hands of the Target Fund immediately prior to the transfer thereof, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Target Fund on the transfer;

●

The holding period in the hands of the Acquiring Fund of each asset transferred from the Target Fund to the Acquiring Fund in the Reorganization, other than Assets with respect to which gain or loss is required to be recognized, will include the Target Fund’s holding period for such Asset (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating the holding period with respect to an asset);

●

No gain or loss will be recognized by the Acquiring Fund upon its receipt of all the Assets of the Target Fund solely in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all the liabilities of the Target Fund as part of the Reorganization;

●

No gain or loss will be recognized by the Target Fund shareholders upon the exchange of their shares of the Target Fund for shares of the Acquiring Fund as part of the Reorganization (except with respect to cash received by applicable Target Fund Shareholders in redemption of fractional shares prior to the Reorganization);

●

The aggregate tax basis of the shares of the Acquiring Fund each Target Fund Shareholder receives in the Reorganization will be the same as the aggregate tax basis of the shares of the Target Fund exchanged therefor;

●

Each Target Fund shareholder’s holding period for the shares of the Acquiring Fund received in the Reorganization will include the Target Fund shareholder’s holding period for the shares of the Target Fund exchanged therefor, provided that the Target Fund shareholder held such shares of the Target Fund as capital assets on the date of the exchange; and

●	The taxable year of the Target Fund will not be required to end solely as a result of the Reorganization.

In rendering the opinion, Morgan Lewis will rely upon, among other things, certain facts and assumptions and certain representations of the Legg Mason Trust, the Target Fund, the ETF Trust, and the Acquiring Fund. The condition that the parties to the Reorganization receive such an opinion may not be waived.

Neither of the Funds have requested nor will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Reorganization. An opinion of counsel is not binding on the IRS or a court, and no assurance can be given that the IRS would not assert, or a court would not sustain, a contrary position. A copy of the opinion will be filed with the SEC and will be available for public inspection after the Closing Date of the Reorganization. See “INFORMATION ABOUT THE FUNDS.”

By reason of the Reorganization, the Acquiring Fund will succeed to and take into account any capital loss carryforwards of the Target Fund. The Reorganization is not expected to independently result in limitations on the Acquiring Fund’s ability to use any capital loss carryforwards of the Target Fund. However, the capital loss carryforwards may subsequently become subject to an annual limitation as a result of sales of the Acquiring Fund Shares or other reorganization transactions in which the Acquiring Fund might engage post-Reorganization.

State and Local Tax Considerations. Shareholders should consult their tax advisors about potential state and local tax considerations as a result of the Reorganization.

INFORMATION ABOUT THE FUNDS

Information about each Fund is included in each Fund’s Prospectus. The Acquiring Fund Prospectus and the Target Fund Prospectus are each incorporated by reference into and are considered a part of this Prospectus/Proxy Statement. The Acquiring Fund Prospectus also accompanies this Prospectus/Proxy Statement. Additional information about the Funds is included in each Funds’ SAI. Each Fund’s SAI is incorporated into its respective Prospectus and into the SAI dated May 9, 2022 relating to this Prospectus/Proxy Statement, each of which has been filed with the SEC. The SAI relating to this Prospectus/Proxy Statement is also considered part of this Prospectus/Proxy Statement and is incorporated by reference into this Prospectus/Proxy Statement. Information about the Target Fund is also included in the Target Fund’s Annual Report to Shareholders (for the fiscal year ended May 31, 2021) and the Semi-Annual Report for the six-month period ended November 30, 2021.

You may request a free copy of each Fund’s Prospectus and SAI, and the Target Fund’s Annual or Semi-Annual Report to Shareholders, the SAI relating to this Prospectus/Proxy Statement, and other information by calling (800) DIAL-BEN/(800) 342-5236 or by writing to a Fund at One Franklin Parkway, San Mateo, CA 94403-1906.

The Legg Mason Trust, on behalf of the Target Fund, and the ETF Trust, on behalf of the Acquiring Fund, file proxy materials, reports and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act. These materials can be viewed on the EDGAR database on the SEC’s Internet site at http://www.sec.gov, and may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

FURTHER INFORMATION ABOUT THE FUNDS

The following is a discussion of the organization of the Funds and, where applicable, of the Legg Mason Trust and ETF Trust. More detailed information about each Fund’s current structure is contained in each Fund’s SAI.

Comparison of Capital Structure. The Target Fund is a non-diversified series of Legg Mason Trust. Legg Mason Trust was organized as a Maryland statutory trust on October 7, 2009 and is registered with the SEC.

The Acquiring Fund is a non-diversified series of the ETF Trust. The ETF Trust was organized as a Delaware statutory trust effective October 9, 2015 and is registered with the SEC.

The authorized number of shares of each Fund is unlimited, the Target Fund with a par value of 0.00001, and the Acquiring Fund without par value. Each Fund may issue fractional shares, but the Acquiring Fund does not intend to issue fractional shares. Shares of each Fund are fully paid and nonassessable and have no preference, preemptive or subscription rights. The Target Fund’s and the Acquiring Fund’s shareholders have no appraisal rights.

Comparison of Voting Rights. Shares of each class of a Fund represent proportionate interests in such Fund’s assets. For the Acquiring Fund, each whole share is entitled to one vote as to any matter on which it is entitled to vote and each fractional share carries a proportionate fractional vote. For the Target Fund, each share (or fractional share) of the Target Fund is entitled to a number of votes equal to the net asset value of that share (or fractional share) in U.S. dollars.

On matters that affect the Target Fund as a whole, each class of the Target Fund has the same voting and other rights and preferences as any other class of the Target Fund. On matters that affect only one series of the Legg Mason Trust, only shareholders of that series may vote. On matters that affect only one class of the Target Fund, only shareholders of that class may vote. Each class of the Target Fund votes separately on matters affecting only that series, that class, or matters expressly required to be voted on separately by class, by state or federal law. Shares of each class of the Target Fund have the same voting and other rights and preferences as the other classes and series of the Legg Mason Trust for matters that affect the Legg Mason Trust as a whole.

There is no cumulative voting on any matter submitted to a vote of the shareholders of either the Target Fund or Acquiring Fund. For board member elections, this gives holders of more than 50% of the voting power of the Legg Mason Trust, and 50% of the shares voting of the ETF Trust, the ability to elect all of the members of such Trust’s board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the respective Trust’s board.

Proposals Subject to Shareholder Approval. The 1940 Act provides that shareholders of the Funds have the power to vote with respect to certain matters; specifically, for the election of trustees, the selection of auditors (under certain circumstances), the approval of investment management agreements and certain amendments to plans of distribution, and amendments to policies, goals or restrictions deemed to be fundamental. In addition, shareholders of each Fund are granted the power to vote on certain matters by each Fund’s Declaration of Trust (each, a “Trust Instrument” and together, the “Trust Instruments”), bylaws, the laws governing Maryland statutory trusts in the case of the Target Fund, and the laws governing Delaware statutory trusts, in the case of the Acquiring Fund. For example, the Trust Instrument of the ETF Trust gives Acquiring Fund shareholders the power to vote only on such matters required by the Trust Instrument, the Acquiring Fund’s bylaws, the 1940 Act, other applicable law and any registration statement filed with the SEC, the registration of which is effective; and on such other matters as the ETF Trust Board may consider necessary or desirable. Similarly, the Trust Instrument of the Legg Mason Trust gives Target Fund shareholders the power to vote only for the election or removal of Trustees of the Legg Mason Trust and with respect to such additional matters relating to the Legg Mason Trust as may be required by law or as the Board may consider and determine necessary or desirable.

Quorum and Vote Required to Approve a Proposal. Quorum for a shareholders’ meeting of the Target Fund is shares representing thirty percent (30%) of the voting power of the shares of the Target Fund on the Record Date, based on each dollar of net asset value of the Target Fund represented by such shares. Quorum for a shareholders’ meeting of the Acquiring Fund is forty percent (40%) of the shares entitled to vote which are present at the Meeting or by proxy. Under each Trust Instrument, to the extent a larger vote is not required by applicable law, a majority of the votes cast, or in the case of the Target Fund shares representing a majority of the voting power, at a meeting at which a quorum is present generally shall decide any questions, with the exception that trustees of each Fund (“Trustees”) are elected by not less than a plurality of the votes cast at such a meeting.

Setting a Record Date. Each Fund’s Trust Instrument and/or bylaws establishes the maximum number of days prior to a shareholders’ meeting during which a record date may be set by the Fund’s respective Board. For the Target Fund, the maximum number of days is 120. For the Acquiring Fund, the minimum number of days is 10 and the maximum number of days is 120. A determination of shareholders of record entitled to notice of or to vote at a respective Fund’s shareholder meeting applies to any adjournment of such meeting. However, in the case of the Acquiring Fund (but not the Target Fund), the Acquiring Fund Board may fix a new record date for the adjourned meeting and shall fix a new record date for any meeting that is adjourned for more than one hundred and eighty (180) days from the record date set for the original meeting.

Legal Structures. Open-end funds formed under the Delaware Statutory Trust Act (the “DSTA”), such as the Acquiring Fund, and the Maryland Statutory Trust Act (the “MSTA”), such as the Target Fund, are granted a significant amount of operational flexibility with respect to features, rights and obligations of the statutory trust and its Trustees and shareholders in their organizational instruments. Funds organized under both the DSTA and the MSTA have benefited from this flexibility to streamline their operations and minimize expenses. For example, funds organized as Delaware or Maryland statutory trusts are not typically required to hold annual shareholders’ meetings if meetings are not otherwise required by the federal securities laws or their declarations of trust or bylaws, and such funds may create new classes or series of shares without having to obtain the approval of shareholders. In addition, a fund may provide in its governing documents that certain fund transactions, such as certain mergers, reorganizations and liquidations, may go forward with only Trustee approval and not a shareholder vote; such funds are still subject, however, to the voting requirements of the 1940 Act.

Limited Liability for Shareholders. Under both the DSTA and MSTA, shareholders of the Funds are entitled to the same limitation of personal liability as is extended to shareholders of a corporation organized for profit under each Fund’s respective state laws.

Boards of Trustees. Pursuant to the DSTA, MSTA, and the Trust Instruments, the responsibility for the general oversight of each Fund is vested in its respective Board, which, among other things, is empowered by its respective Trust Instrument to elect officers and provide for the compensation of agents, consultants and other professionals to assist and advise in such management. Pursuant to the Trust Instrument of the Legg Mason Trust, no Trustee of the Legg Mason Trust shall be held liable to the Legg Mason Trust or any shareholder of the Target Fund except to the extent that it is proved that the Trustee actually received an improper benefit or profit in money, property, or services, or to the extent that a judgment or other final adjudication adverse to the Trustee is entered in a proceeding based on a finding in the proceeding that the Trustee’s action, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the proceeding. Pursuant to the Trust Instrument of the ETF Trust, no Trustee of the ETF Trust shall be held liable to the ETF Trust or any shareholder of the Acquiring Fund for any act or omission or any conduct whatsoever in his or her capacity as Trustee, except for an act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Inspection Rights. Shareholders shall have no right under the MSTA to inspect the records, shareholder lists, documents, accounts and books of the Legg Mason Trust, and except to the extent required by law other than the MSTA, shareholders shall be permitted to inspect only such records, shareholder lists, documents, accounts and books of the Legg Mason Trust as the trustees may determine from time to time. The ETF Trust provides shareholders certain inspection rights of its books and records, to at least the extent required by applicable law.

VOTING INFORMATION

How many votes are necessary to approve the Plan?

A 1940 Act Majority Vote, as defined herein, is required to approve the Reorganization. Each share (or fractional share) of the Target Fund outstanding as of the Record Date that is held by a Target Fund shareholder is entitled to a number of votes equal to the net asset value of that share (or fractional share) in U.S. dollars as of the Record Date. If sufficient votes to approve the Reorganization are not received by the date of the Meeting, the Meeting may be adjourned to permit further solicitation of proxies.

Shares representing thirty percent (30%) of the voting power of the shares of the Target Fund based on each dollar of net asset value of the Target Fund represented by the Target Fund’s outstanding shares entitled to vote at the Meeting or by proxy as of the Record Date shall be a quorum for the transaction of business at the Meeting. Under relevant state law and the Target Fund’s Trust Instrument and its bylaws, abstentions and broker non-votes (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as votes present at the Meeting; abstentions and broker non-votes, however, will not be treated as votes cast at such Meeting. Thus, under the Target Fund’s Trust Instrument and its bylaws, abstentions and broker non-votes will be included for purposes of determining whether a quorum is present but will have the same effect as a vote against the Reorganization. However, there are unlikely to be any “broker non-votes” at the Meeting because broker-dealers, in the absence of specific authorization from their customers, will not have discretionary authority to vote any shares held beneficially by their customers on the matter expected to be presented at the Meeting.

How do I ensure my vote is accurately recorded?

You can vote in any one of four ways:

●	By mail, with the enclosed proxy card(s);
●	At the Meeting (which is being conducted exclusively online via live webcast);
●	By telephone; or
●	Online.

A proxy card is, in essence, a ballot. When you vote your proxy, it tells us how you want to vote on important issues relating to the Target Fund. If you simply sign, date and return a proxy card but give no voting instructions, your shares will be voted in favor of the Reorganization and in accordance with the views of management upon any unexpected matters that come before the Meeting or adjournment of the Meeting. If your shares are held of record by a broker-dealer and you wish to vote at the Meeting, you should obtain a legal proxy from your broker of record and present it at the Meeting.

May I revoke my proxy?

You may revoke your proxy at any time before it is voted by sending a written notice to the Legg Mason Trust expressly revoking your proxy, by signing and forwarding to the Legg Mason Trust a later-dated proxy card that is received at or prior to the Meeting, or by attending the Meeting and voting at the Meeting. If your shares are held in the name of your broker, you will have to make arrangements with your broker to revoke a previously executed proxy.

What other matters will be voted upon at the Meeting?

The Board does not intend to bring any matters before the Meeting other than that described in this Prospectus/Proxy Statement. The Board is not aware of any other matters to be brought before the Meeting by others. If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of Management.

Who is entitled to vote?

Shareholders of record of the Target Fund on the Record Date will be entitled to vote at the Meeting. The following table shows the number of shares of each class and the total number of outstanding shares of each class of the Target Fund as of the Record Date:

Class	Shares Outstanding	Net Assets($	)
Class A	34,175.520	$508,873.49
Class I	52,068.185	$785,708.91
Class IS	2,916,581.402	$44,127,876.61
Total	3,002,825.107	$45,422,459.02

How will proxies be solicited?

AST Fund Solutions, LLC, a professional proxy solicitation firm (the “Solicitor”), has been engaged to assist in the solicitation of proxies, at an estimated cost of approximately $22,500 which will be borne by FAV. The Legg Mason Trust, on behalf of the Target Fund, expects that the solicitation will be primarily by mail. As the date of the Meeting approaches, however, certain shareholders of the Target Fund may receive a telephone call from a representative of the Solicitor if their votes have not yet been received. Authorization to permit the Solicitor to execute proxies may be obtained by telephonic instructions from shareholders of the Target Fund. Proxies that are obtained telephonically will be recorded in accordance with the procedures set forth below. The Legg Mason Trust believes that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

In all cases where a telephonic proxy is solicited, the Solicitor representative is required to ask for each shareholder’s full name and address and to confirm that the shareholder has received the proxy materials in the mail or by other acceptable means. If the shareholder is a corporation or other entity, the Solicitor representative is required to ask for the person’s title and for confirmation that the person is authorized to direct the voting of the shares. If the information solicited agrees with the information provided to the Solicitor, then the Solicitor representative may ask for the shareholder’s instructions on the proposal described in this Prospectus/Proxy Statement. Although the Solicitor representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than by reading any recommendation set forth in this Prospectus/Proxy Statement. The Solicitor representative will record the shareholder’s instructions on a proxy card. Within 72 hours, the shareholder will be sent a letter to confirm his or her vote and asking the shareholder to call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation.

If a shareholder wishes to participate in the Meeting, but does not wish to give a proxy by telephone or online, the shareholder may submit the proxy card(s) originally sent with this Prospectus/Proxy Statement or attend the Meeting.

The Legg Mason Trust, on behalf of the Target Fund, will request broker-dealer firms, custodians, nominees, and fiduciaries to forward proxy material to the beneficial owners of the shares of record. FAV or LMPFA may reimburse broker-dealer firms, custodians, nominees, and fiduciaries for their reasonable expenses incurred in connection with such proxy solicitation. In addition, certain officers and representatives of the Legg Mason Trust or its affiliates, who will receive no extra compensation for their services, may solicit proxies by telephone or personally.

The Legg Mason Trust, on behalf of the Target Fund, expects that, before the Meeting, broker-dealer firms holding shares of the Target Fund in “street name” for their customers will request voting instructions from their customers and beneficial owners. If these instructions are not received by the date specified in the broker-dealer firms’ proxy solicitation materials, the Legg Mason Trust understands that current New York Stock Exchange rules do not permit the broker-dealers to vote on the Plan, on behalf of their customers and beneficial owners.

May I attend the Meeting?

Due to the coronavirus outbreak (COVID-19) and to support the health and well-being of the Target Fund’s shareholders, employees and community, the Meeting will be conducted exclusively online via live webcast. Shareholders as of the Record Date (April 20, 2022) may request the Meeting credentials by following the instructions below. In each case, the request should be received no later than May 31, 2022 at 3:00 p.m., Eastern time.

If you were a registered holder of Target Fund shares as of the Record Date (i.e., you held shares in your own name directly with the Fund’s transfer agent), please include your full name, address and the control number found on your enclosed proxy form in an email to the Solicitor at attendameeting@astfinancial.com. The Solicitor will then email you the instructions to register for the Meeting. After you register for the Meeting, you will receive an email confirmation of your registration.

If you held Target Fund shares through an intermediary (such as a bank, broker or other custodian) as of the Record Date, you must first register in advance to access your individual control number in order to attend the Meeting. To register and receive your individual control number, you must email proof of your proxy power (“Legal Proxy”) from your intermediary indicating that you are the beneficial owner of the shares in the Target Fund on the Record Date and authorizing you to vote (you may forward the email from your intermediary or attach an image of your Legal Proxy), along with your name and email address, to the Solicitor at attendameeting@astfinancial.com with “Legal Proxy” included in the subject line. The email must also state whether before the Meeting you authorized a proxy to vote for you and, if so, how you instructed such proxy to vote. The Solicitor will then email you the instructions to register for the Meeting. After you register, you will receive a confirmation of your registration and an individual control number by email from the Solicitor. The Solicitor also will email your Meeting credentials for participation in the Meeting and instructions for voting during the Meeting.

The Meeting will begin promptly at 11:00 a.m., Eastern time. The Funds encourage you to access the Meeting a few minutes prior to the start time leaving ample time for the check in. For technical assistance in accessing the Meeting, shareholders can email attendameeting@astfinancial.com. During the Meeting, instructions will be provided for shareholders in attendance to submit comments and questions.

How do I sign a proxy card?

Individual Accounts: Shareholders should sign exactly as their names appear on the account registration shown on the proxy card(s) or voting instruction.

Joint Accounts: Either owner may sign, but the name of the person signing should conform exactly to a name appearing on the account registration as shown on the proxy card(s) or voting instruction form(s).

All Other Accounts: The person signing must indicate his or her capacity. For example, a trustee for a trust or other entity should sign, “Ann B. Collins, Trustee.”

Are there dissenters’ rights?

The Trust Instrument of the Target Fund does not provide for dissenters’ rights. Therefore, if the Reorganization is approved at the Meeting, shareholders of the Target Fund will not have the right to dissent and obtain payment of the fair value of their shares. Shareholders of the Target Fund, however, will be able to redeem or exchange shares of the Target Fund at NAV (without any applicable CDSC) until the Closing Date of the Reorganization. After the Closing Date, shareholders may sell their shares on Nasdaq, other national securities exchanges, electronic crossing networks and other alternative trading systems through their broker-dealer.

PRINCIPAL HOLDERS OF SHARES

As of the Record Date, the officers and trustees of the Legg Mason Trust, as a group, owned of record and beneficially less than 1% of the outstanding shares of the Target Fund’s outstanding shares. As of the Record Date, the Acquiring Fund was not operational and, therefore, had no shareholders.

From time to time, the number of Fund shares held in “street name” accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding. To the knowledge of the Target Fund, no other persons owned (beneficially or of record) 5% or more of the outstanding shares of any class of the Target Fund as of the Record Date, except as listed in Exhibit C to this Prospectus/Proxy Statement. Upon completion of the Reorganization, it is expected that those persons disclosed in Exhibit C as owning 5% or more of the Target Fund’s outstanding Class A, Class I or IS shares will no longer own in excess of 5% of the then outstanding shares of the Acquiring Fund.

SHAREHOLDER PROPOSALS

Neither the Target Fund nor the Acquiring Fund is required to hold, or intends to hold, regular annual meetings of shareholders. A shareholder who wishes to submit a proposal for consideration for inclusion in a proxy statement of the Target Fund for the next meeting of shareholders (if any) should send a written proposal to the Legg Mason Trust’s offices, at 100 International Drive, Baltimore, Maryland 20202, Attention: Secretary, so that it is received within a reasonable time in advance of such meeting in order to be included in the proxy statement of the Target Fund and proxy card relating to that meeting and presented at the meeting. A shareholder proposal may be presented at a meeting of shareholders only if such proposal concerns a matter that may be properly brought before the meeting under applicable federal securities laws, state law, and other governing instruments.

Submission of a proposal by a shareholder does not guarantee that the proposal will be included in a Fund’s proxy statement or presented at the meeting.

ADJOURNMENT

The Meeting with respect to the Target Fund may, by action of the chair of the Meeting and without any action by shareholders, be adjourned from time to time with respect to one or more matters to be considered at the Meeting, whether or not a quorum is present with respect to such matter. Such authority to adjourn the Meeting may be used for any reason whatsoever, including to allow time for further solicitation of proxies in the event that a quorum is not present at the Meeting or in the event that a quorum is present but sufficient votes have not been received to approve the Proposal. Any adjournment will not delay or otherwise affect the effectiveness and validity of any business transacted at the Meeting prior to adjournment and any business may be transacted at the adjourned meeting that might have been transacted at the Meeting. Unless otherwise instructed by a shareholder granting a proxy, the persons designated as proxies may use their discretionary authority to vote as instructed by management of the Target Fund on questions of adjournment, to the extent permitted under applicable federal securities laws, state law, and the Trust’s governing instruments. If the Meeting is adjourned to another time or place, written notice need not be given of the adjourned meeting if the time and place is announced at the Meeting, unless a new record date is fixed.

By Order of the Board of Trustees of the Legg Mason Trust,

Marc A. De Oliveira Secretary and Chief Legal Officer

May 9, 2022

GLOSSARY

Useful Terms and Definitions

1940 Act — The Investment Company Act of 1940, as amended.

1940 Act Majority Vote — The affirmative vote of the lesser of: (i) a majority of the voting power of the outstanding voting securities of the Target Fund or (ii) 67% or more of the voting power of the voting securities of the Target Fund present or represented by proxy at the Meeting if the holders of shares representing more than 50% of the voting power of the outstanding voting securities of the Target Fund are present or represented by proxy.

Acquiring Fund — Martin Currie Sustainable International Equity ETF.

Acquiring Fund Shares — Shares of the Acquiring Fund that will be issued in exchange for the assets and liabilities of the Target Fund.

Authorized Participant — Financial institutions that have entered into agreements permitting them to purchase and redeem large blocks of shares known as creation units from an ETF.

CDSC — Contingent deferred sales charge.

Creation Unit — A block of new shares sold by an exchange-traded fund (ETF) company to an Authorized Participant for sale on the open market.

Distributors — Franklin Distributors, LLC, One Franklin Parkway, San Mateo, CA 94403-1906, the principal underwriter for the Target Fund.

ETF Trust — Franklin Templeton ETF Trust, the registered investment company of which the Acquiring Fund is a series.

FAV — Franklin Advisers, Inc., the investment manager for the Acquiring Fund

FRI — Franklin Resources, Inc., One Franklin Parkway, San Mateo, CA 94403-1906.

FT Services — Franklin Templeton Services, LLC, the administrator for the Acquiring Fund. FT Services is an indirect, wholly owned subsidiary of FRI and is an affiliate to each Fund’s investment manager and principal underwriter.

Independent Trustees — The Trustees who are not “interested persons” of a Fund, as such term is defined in the 1940 Act.

IRS — U.S. Internal Revenue Service.

Legg Mason Trust — the registered investment company of which the Target Fund is a series.

Meeting — The Special Meeting of Shareholders of the Target Fund concerning approval of the Plan.

Net Asset Value (NAV) — The net asset value of a fund is determined by deducting a fund’s liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

Plan — The Agreement and Plan of Reorganization adopted by the Legg Mason Trust, on behalf of the Target Fund, and the ETF Trust, on behalf of the Acquiring Fund.

Record Date — April 20, 2022 – The date selected for determining which shareholders of record of the Target Fund will be entitled to vote on the Reorganization.

Reorganization — The proposed reorganization contemplated by the Plan.

SAI — Statement of Additional Information, a document that supplements information found in a mutual fund’s or ETF’s prospectus.

SEC — U.S. Securities and Exchange Commission.

Sub-Advisor — Martin Currie Inc.

Target Fund— the Martin Currie International Sustainable Equity Fund, a series of the Legg Mason Trust.

The Trusts — The Legg Mason Trust and the ETF Trust.

U.S. — The United States of America.

EXHIBITS TO PROSPECTUS/PROXY STATEMENT

Exhibit

A.    Agreement and Plan of Reorganization

B.    Financial Highlights

C.    Principal Holders of Securities of the Funds

D.    Comparison of Target Fund and Acquiring Fund Fundamental Investment Restrictions

EXHIBIT A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is adopted as of this 19th day of November, 2021 by and among: (i) Legg Mason Global Asset Management Trust (the “Target Entity”), separately, on behalf of its respective series identified on Exhibit A hereto (each a “Target Fund”); and (ii) Franklin Templeton ETF Trust (the “Acquiring Entity”), separately, on behalf of its respective series identified on Exhibit A hereto (each an “Acquiring Fund”). Franklin Advisers, Inc. (“FAV”) joins this Agreement solely for purposes of Section 9.2.

WHEREAS, the parties hereto intend for each Acquiring Fund and the corresponding Target Fund (as set forth in Exhibit A hereto) to enter into a transaction pursuant to which: (i) the Acquiring Fund will acquire the Assets (as such term is defined in Section 1.2(b)) of the Target Fund in exchange for shares of the corresponding Acquiring Fund of equal value to the net assets of the Target Fund being acquired and the assumption of the Liabilities (as such term is defined in Section 1.2(c)), and (ii) the Target Fund will distribute such shares of the Acquiring Fund to shareholders of the Target Fund, in connection with the liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (each such transaction, a “Reorganization” and collectively, the “Reorganizations”). Following its liquidation, each Target Fund will be dissolved. Each Acquiring Fund is, and will be immediately prior to Closing (defined in Section 3.1), a shell series, without assets (other than seed capital, which shall be paid out in redemption of the Initial Shares prior to the applicable Reorganization, pursuant to Section 4.2(q)) or liabilities, created for the purpose of acquiring the Assets and assuming the Liabilities of the Target Fund;

WHEREAS, each of the Target Entity and the Acquiring Entity is an open-end, registered investment company of the management type; and

WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization and liquidation with respect to each Reorganization within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (“Code”).

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto, intending to be legally bound hereby, covenant and agree as follows:

1.	DESCRIPTION OF THE REORGANIZATIONS

1.1. It is the intention of the parties hereto that each Reorganization described herein shall be conducted separately of the others, and a party that is not a party to a Reorganization shall incur no obligations, duties or liabilities with respect to such Reorganization by reason of being a party to this Agreement. If any Reorganization should fail to be consummated, such failure shall not affect the other Reorganization in any way.

1.2. Provided that all conditions precedent to a Reorganization set forth herein have been satisfied or, to the extent legally permissible, waived as of the Closing Time (defined in Section 3.1), and based on the representations and warranties each party provides to the others, the Target Entity and the Acquiring Entity agree to take the following steps with respect to the Reorganization, the parties to which are set forth in Exhibit A:

(a)    The applicable Target Fund shall transfer all of its Assets, as defined and set forth in Section 1.2(b), to the corresponding Acquiring Fund, and the Acquiring Fund in exchange therefor shall assume the Liabilities, as defined and set forth in Section 1.2(c), and deliver to the Target Fund for distribution to the shareholders of the Target Fund the number of Acquiring Fund shares, all as determined in the manner set forth in Section 2.

(b)    The assets of the Target Fund to be transferred to the Acquiring Fund shall consist of all property, goodwill, and assets of every description and all interests, rights, privileges and powers of the Target Fund that are shown as an asset on the books and records of the Target Fund as of the Closing Time (collectively, the “Assets”). The Assets of the Target Fund shall be delivered to the Acquiring Fund free and clear of all liens, encumbrances, hypothecations and claims whatsoever (except for liens or encumbrances that do not materially detract from the value or use of the Target Fund Assets), and there shall be no restrictions on the full transfer thereof (except for those imposed by the federal or state securities laws).

(c)    The Acquiring Fund shall assume and pay when due all obligations and liabilities of the Target Fund, existing on or after the Closing Date, whether absolute, accrued, contingent or otherwise (except that certain expenses of the Reorganization contemplated hereby to be paid by the persons as provided in Section 9.2 hereof shall not be assumed or paid by the Acquiring Fund) (collectively, the “Liabilities”), and such Liabilities shall become the obligations and liabilities of the Acquiring Fund. The Target Fund will use its reasonable best efforts to discharge all known Liabilities prior to or at the Valuation Date (as defined in Section 2.1(a)) to the extent permissible and consistent with its own investment objectives and policies. The Assets minus the Liabilities of a Target Fund shall be referred to herein as the Target Fund’s “Net Assets.”

(d)    As soon as is reasonably practicable after the Closing, the Target Fund will distribute to its shareholders of record (“Target Fund Shareholders”) the shares of the Acquiring Fund received by the Target Fund pursuant to Section 1.2(a), as set forth in Exhibit A, on a pro rata basis, and without further notice the outstanding shares of the Target Fund will be redeemed and cancelled as permitted by its Governing Documents (as defined in Section 4.1(a)) and applicable law, and the Target Fund will as promptly as practicable completely liquidate and dissolve as permitted by its Governing Documents and applicable law. Such distribution to the Target Fund Shareholders and liquidation of the Target Fund will be accomplished by the transfer of the Acquiring Fund’s shares then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders. The aggregate net asset value of the Acquiring Fund’s shares to be so credited to the corresponding Target Fund Shareholders shall be equal to the aggregate net asset value of the corresponding Target Fund’s shares owned by the Target Fund Shareholders on the Valuation Date (following the redemption of fractional shares pursuant to Section 5.1(p). For Target Fund Shareholders that hold Target Fund shares through accounts that are not permitted to hold Acquiring Fund shares, Acquiring Fund shares may be held by a transfer agent of the Acquiring Fund for the benefit of such Target Fund Shareholders pending delivery of information with respect to accounts that are permitted to hold Acquiring Fund shares. The Acquiring Fund shall not issue certificates representing shares in connection with such exchange.

(e)    Any transfer taxes payable upon issuance of the Acquiring Fund’s shares in a name other than the registered holder of the Target Fund’s shares on the books and records of the Target Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom the Acquiring Fund’s shares are to be issued and transferred.

(f)    Ownership of the Acquiring Fund’s shares will be shown on its books, as such are maintained by the Acquiring Fund’s transfer agent.

(g)    Immediately after the Closing Time, the share transfer books relating to the Target Fund shall be closed and no transfer of shares shall thereafter be made on such books.

2.	VALUATION

2.1. With respect to each Reorganization:

(a)    The value of the Target Fund’s Assets shall be the value of such Assets computed as of immediately after the close of regular trading on the New York Stock Exchange (“NYSE”) less the value of any cash or other assets used to redeem fractional shares pursuant to Section 5.1(p), which shall reflect the declaration of any dividends, on the Closing Date (the “Valuation Date”), using the valuation procedures set forth in the then-current prospectus for the Target Fund and the valuation procedures established by the Target Entity’s board of trustees. On the Valuation Date, the Target Fund shall record the value of the Assets, as valued pursuant to this Section 2.1(a), on a valuation report (the “Valuation Report”) and deliver a copy of the Valuation Report to the Acquiring Fund by 7:00 p.m. (Eastern time) on the Valuation Date, or as soon as practicable thereafter.

(b)    The net asset value per share of the Acquiring Fund shares issued in connection with the Reorganization shall be the net asset value per share of the Target Fund as of the close of business on the Valuation Date (following the redemption of fractional shares pursuant to Section 5.1(p)).

(c)    The number of Acquiring Fund shares issued in exchange for the Target Fund’s Net Assets shall equal the number of shares of the Target Fund outstanding as of the Valuation Date (following the redemption of fractional shares pursuant to Section 5.1(p)). All Acquiring Fund shares delivered to a Target Fund shareholder will be delivered at net asset value without the imposition of a sales load, commission, transaction fee or other similar fee.

(d)    All computations of value shall be made by the Target Fund or its designated recordkeeping agent using the valuation procedures described in this Section 2 and shall be subject to review by the Acquiring Fund and/or its recordkeeping agent, and, if requested by either the Target Entity or the Acquiring Entity, by the independent registered public accountant of the requesting party.

3.	CLOSING AND CLOSING DATE

3.1. Each Reorganization shall close on October 28, 2022, or such other date as the authorized officers of the parties may agree with respect to any or all Reorganizations (the “Closing Date”). All acts taking place at the closing of a Reorganization (“Closing”) shall, subject to the satisfaction or waiver of the conditions in this Agreement, be deemed to take place simultaneously as of the later of 7:01 p.m. Eastern time or the finalization of the applicable Target Fund’s net asset value on the Closing Date of that Reorganization, unless otherwise agreed to by the parties (the “Closing Time”). The Closing of each Reorganization shall be held in person, by facsimile, email or such other communication means as the parties may reasonably agree. In respect of each Reorganization, the applicable Target Fund shall notify the corresponding Acquiring Fund of any portfolio security held by the Target Fund in other than book-entry form at least five (5) business days prior to the Closing Date.

3.2. With respect to each Reorganization:

(a)    The Target Fund’s portfolio securities, investments or other assets that are represented by a certificate or other written instrument shall be transferred and delivered by the Target Fund as of the Closing Time to the Acquiring Fund’s custodian for the account of the Acquiring Fund duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof. The Target Entity shall direct the Target Fund’s custodian (the “Target Custodian”) to deliver to the Acquiring Fund’s custodian as of the Closing Date by book entry, in accordance with the customary practices of Target Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940 (the “1940 Act”)), in which the Assets are deposited, the Target Fund’s portfolio securities and instruments so held. The Target Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Target Custodian to the Acquiring Fund’s custodian. The cash to be transferred by the Target Fund shall be delivered to the Acquiring Fund’s custodian by wire transfer of federal funds or other appropriate means on the Closing Date. If the Target Fund is unable to make such delivery on the Closing Date in the manner contemplated by this Section for the reason that any of such securities or other investments purchased prior to the Closing Date have not yet been delivered to the Target Fund or its broker, then the Acquiring Fund may, in its sole discretion, waive the delivery requirements of this Section with respect to said undelivered securities or other investments if the Target Fund has, by or on the Closing Date, delivered to the Acquiring Fund or its custodian executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by the Acquiring Fund or its custodian, such as brokers’ confirmation slips.

(b)    At such time prior to the Closing Date as the parties mutually agree, the Target Fund shall provide instructions and related information to the Acquiring Fund or its transfer agent with respect to the Target Fund Shareholders, including names, addresses, dividend reinvestment elections, if any, and tax withholding status of the Target Fund Shareholders as of the date agreed upon (such information to be updated as of the Closing Date, as necessary). The Acquiring Fund and its transfer agent shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, information or documentation, but shall, in each case, assume that such instruction, information or documentation is valid, proper, correct and complete.

(c)    At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

(d)    In the event that on the Valuation Date or the Closing Date of the Reorganization (i) the NYSE or another primary trading market for portfolio securities of the Target Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (ii) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the board of trustees of the Acquiring Entity or the Target Entity, or the authorized officers of such entities, accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund, respectively, is impracticable, the Valuation Date and the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored or such later dates as may be mutually agreed in writing by an authorized officer of each party.

4.	REPRESENTATIONS AND WARRANTIES

4.1. The Target Entity, on behalf of itself or, where applicable for each Target Fund, represents and warrants to the Acquiring Entity and the corresponding Acquiring Fund as follows:

(a)    The Target Entity is a statutory trust duly formed, validly existing and in good standing under the laws of the State of Maryland, with power under the Target Entity’s declaration of trust and bylaws, as applicable (“Governing Documents”), to own all of its assets, to carry on its business as it is now being conducted and to enter into this Agreement and perform its obligations hereunder. The Target Fund is a duly established and designated separate series of the Target Entity;

(b)    The Target Entity is a registered investment company classified as a management company of the open-end type, and its registration with the U.S. Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, and the registration of the shares of the Target Fund under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect, and will be in full force and effect on the Closing Date, and no action or proceeding to revoke or suspend such registrations is pending, or to the knowledge of the Target Fund, threatened. All issued and outstanding shares of the Target Fund have been offered for sale in conformity in all material respects with applicable federal and state securities laws;

(c)    No consent, approval, authorization, or order of any court or governmental authority or the Financial Industry Regulatory Authority (“FINRA”) is required for the consummation by the Target Entity, on behalf of the Target Fund, of the transactions contemplated herein, except such as have been obtained or will be obtained at or prior to the Closing Date under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act, and state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico), each of which, as required, shall have been obtained on or prior to the Closing Date. No consent of or notice to any other third party or entity is required for the consummation by the Target Fund of the transactions contemplated by this Agreement, except that such transactions will require approval of the Target Fund shareholders;

(d)    The current prospectus and statement of additional information and current shareholder reports of the Target Fund prior to the date of this Agreement, conform or conformed at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not or did not at the time of their use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)    The Target Fund is in compliance in all material respects with, and during the three (3) years prior to the date of this Agreement was in compliance in all material respects with, the requirements of, and the rules and regulations under, the 1933 Act, the 1934 Act and the 1940 Act, state securities laws and all other applicable federal and state laws or regulations. The Target Fund is in compliance in all material respects with, and during the three (3) years prior to the date of this Agreement was in compliance in all material respects with, its investment objectives, policies, guidelines and restrictions and compliance procedures, and the value of the Net Assets of the Target Fund is, and during such period was, determined using portfolio valuation methods that, in the reasonable judgment of the Target Fund, comply in all material respects with the requirements of the 1940 Act and the rules and regulations of the Commission thereunder and the pricing and valuation policies of the Target Fund and there have been no material miscalculations of the net asset value of the Target Fund or the net asset value per share of the Target Fund during the twelve (12) month period preceding the date hereof that have not been remedied or will not be remedied prior to the Closing Date in accordance with the Target Fund’s policies and procedures that, individually or in the aggregate, would have a material adverse effect on the Target Fund or its Assets, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act. All advertising and sales material used by the Target Fund during the twelve (12) months prior to the date of this Agreement complied in all material respects, at the time such material was used, with applicable law and the rules and regulations of the FINRA;

(f)    Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, the Target Fund will as of the Closing Time have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets free of adverse claims, including any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, free of adverse claims and subject to no restrictions on the full transfer thereof, including, without limitation, such restrictions as might arise under the 1933 Act;

(g)    Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, the Target Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Target Entity’s Governing Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Target Fund or the Target Entity is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Target Fund or Target Entity is a party or by which it is bound;

(h)    Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, all material contracts or other commitments of the Target Fund (other than this Agreement and certain investment contracts, including swap agreements, options, futures and forward contracts) will terminate or be terminated with respect to the Target Fund without liability to the Target Fund or may otherwise be assigned to the Acquiring Fund without the payment of any fee (penalty or otherwise) or acceleration of any obligations of the Target Fund on or prior to the Closing Date;

(i)    Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body, regulatory agency or FINRA is presently pending or, to the Target Fund’s knowledge, threatened against the Target Fund that, if adversely determined, would materially and adversely affect the Target Fund’s financial condition or the conduct of its business or the Target Fund’s ability to consummate the transactions contemplated by this Agreement. The Target Fund and the Target Entity, without any special investigation or inquiry, know of no facts that might form the basis for the institution of such proceedings and neither the Target Entity nor the Target Fund is a party to or subject to the provisions of any order, decree or judgment of any court, governmental body, regulatory agency or FINRA that materially and adversely affects its business or its ability to consummate the transactions herein contemplated. The Target Fund is not in violation of, and has not violated within the past three years, nor, to the knowledge of the Target Entity, is the Target Fund under investigation with respect to or has the Target Fund been threatened to be charged with or given notice of any violation of, any applicable law or regulation. The Target Fund (i) does not have outstanding any option to purchase or other right to acquire shares of the Target Fund issued or granted by or on behalf of the Target Fund to any person; (ii) has not entered into any contract or agreement or amendment of any contract or agreement or terminated any contract or agreement, in each case material to the operation of the Target Fund, except as otherwise contemplated by this Agreement or as disclosed to the Acquiring Fund; (iii) has not incurred any indebtedness, other than in the ordinary course of business consistent with the investment objective and policies of the Target Fund; (iv) has not entered into any amendment of its Governing Documents that has not been disclosed to the Acquiring Fund; (v) does not have outstanding any grant or imposition of any lien, claim, charge or encumbrance (other than encumbrances arising in the ordinary course of business) upon any asset of the Target Fund other than any liens for taxes not yet due and payable; and (vi) has not entered into any agreement or made any commitment to do any of the foregoing except as disclosed to the Acquiring Fund;

(j)    The financial statements of the Target Fund for the Target Fund’s most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Target Fund’s prospectus or statement of additional information included in the Target Fund’s registration statement on Form N-1A. Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Fund’s most recently completed fiscal year, if any, were prepared in accordance with GAAP consistently applied, and such statements (copies of which have been furnished or made available to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein. No significant deficiency, material weakness, fraud, significant change or other factor that could significantly affect the internal controls of the Target Fund has been disclosed or is required to be disclosed in the Target Fund’s reports on Form N-CSR and, to the knowledge of the Target Fund, no such disclosure will be required as of the Closing Date;

(k) Since the last day of the Target Fund’s most recently completed fiscal year, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, except as otherwise disclosed to and accepted by the Acquiring Fund in writing. For the purposes of this subparagraph, a decline in net asset value due to declines in market values of securities held by the Target Fund, the redemption of the Target Fund’s shares by shareholders of the Target Fund or the discharge of the Target Fund’s ordinary course liabilities shall not constitute a material adverse change;

(l)    On the Closing Date, all material Tax Returns (as defined below) of the Target Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Target Fund’s knowledge, no such Tax Return is currently under audit by any federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Tax Returns; there are no levies, liens or other encumbrances on the Target Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Target Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements. The Target Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service (the “Service”) pertaining to the reporting of distributions on and redemptions of its shares of beneficial interest and to withholding in respect of distributions to shareholders, and is not liable for any material penalties that could be imposed thereunder. As used in this Agreement, “Tax” or “Taxes” means any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, excise tax and withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax. “Tax Return” means reports, returns, information returns, dividend reporting forms, elections, agreements, declarations, or other documents or reports of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed or furnished or required to be furnished with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);

(m)    The Target Fund: (i) is not (and will not be as of the Closing Date) classified as a partnership, and instead is (and will be as of the Closing Date) classified as an association that is subject to tax as a corporation for federal tax purposes and either has elected the latter classification by filing Form 8832 with the Service or is a “publicly traded partnership” (as defined in Section 7704(b) of the Code) that is treated as a corporation for federal tax purposes, (ii) has elected to be a regulated investment company under Subchapter M of the Code, and (iii) is a “fund,” as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code. The Target Fund has qualified for treatment as a regulated investment company for each taxable year since inception (or since it was first treated as a separate corporation under Section 851(g) of the Code) that has ended prior to the Closing Date, and for each such taxable year (or portion thereof), the Target Fund has been eligible to compute its federal income tax under Section 852 of the Code. Subject to the accuracy of the representations set forth in Section 4.2(i), the Target Fund expects to satisfy the requirements of Part I of Subchapter M of the Code to maintain qualification for treatment as a regulated investment company for the taxable year that includes the Closing Date. Subject to the accuracy of the representations set forth in Section 4.2(i), the Target Fund does not expect that the consummation of the transactions contemplated by this Agreement will cause it to fail to qualify as a regulated investment company as of the Closing Date or as of the end of its taxable year that includes the Closing Date. The Target Fund has not at any time since its inception had any material tax liability under Sections 852 or 4982 of the Code that has not been timely paid. The Target Fund has no earnings or profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply to the Target Fund. The Target Fund does not own any “converted property” (as that term is defined in Treasury Regulation Section 1.337(d)-7(a)(2)) that is subject to the rules of Section 1374 of the Code as a consequence of the application of Section 337(d)(1) of the Code and the Treasury Regulations promulgated thereunder;

(n)    The Target Fund has not changed its taxable year end within the most recent 48-month period ending on the last day of the month immediately preceding the Closing Date of the applicable Reorganization, and it does not intend to change its taxable year end prior to that Closing Date;

(o)    The Target Fund has not been notified in writing that any examinations of the Tax Returns of the Target Fund are currently in progress or threatened, and, to the knowledge of the Target Fund, no such examinations are currently in progress or threatened, and no deficiencies have been asserted or assessed against the Target Fund as a result of any audit by the Service or any state, local or foreign taxing authority, and, to the knowledge of the Target Fund, no such deficiency has been proposed or threatened, and there are no levies, liens or other encumbrances related to Taxes existing or known to the Target Fund to be threatened or pending with respect to the Assets of the Target Fund;

(p)    The Target Fund has no actual liability for any Tax obligation of any taxpayer other than itself. The Target Fund is not currently and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary tax returns. The Target Fund is not a party to any Tax allocation, sharing, or indemnification agreement (other than agreements the principal purpose of which do not relate to Taxes);

(q)    All issued and outstanding shares of the Target Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Target Entity, and are not, and on the Closing Date will not be, subject to preemptive or objecting shareholder rights. In every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia and of Puerto Rico securities laws. All of the issued and outstanding shares of the Target Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the transfer agent for a Target Fund (the “Target Transfer Agent”), on behalf of the Target Fund. The Target Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Target Fund, nor is there outstanding any security convertible into any of the Target Fund’s shares;

(r)    The Target Entity, on behalf of the Target Fund, has all requisite power and authority to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action, if any, on the part of the trustees of the Target Entity and, subject to the approval of the shareholders of the Target Fund (only with respect to those obligations under this Agreement that are contingent on such shareholder approval) and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(s)    The information relating to the Target Fund furnished by the Target Fund for use in no-action letters, applications for orders, registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory or self-regulatory authority that are necessary in connection with the transactions contemplated hereby is and will be accurate and complete in all material respects and will comply in all material respects with federal securities laws and regulations thereunder and other applicable laws and regulations applicable thereto;

(t)    As of the date of this Agreement or within a certain time thereafter as mutually agreed by the parties, the Target Fund has provided the Acquiring Fund with all information relating to the Target Fund reasonably necessary for the preparation of the N-14 Registration Statement (as defined in Section 5.1(b) hereof), in compliance with the 1933 Act, the 1934 Act and the 1940 Act in connection with the joint special meeting of the Target Funds’ shareholders (the “Special Meeting”) to approve this Agreement and the transactions contemplated hereby. As of the effective date of the N-14 Registration Statement, the date of the Special Meeting of the Target Fund and the Closing Date, such information provided by any Target Fund will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided, however, that the representations and warranties in this subparagraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reasonable reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein;

(u)    The books and records of the Target Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Fund;

(v)    The Target Entity has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act relating to the Target Fund;

(w)    The Target Entity has adopted and implemented written policies and procedures related to insider trading and a code of ethics that complies with all applicable provisions of Section 17(j) of the 1940 Act and Rule 17j-1 thereunder;

(x)    The Target Entity and the Target Fund have maintained any material license, permit, franchise, authorization, certification and approval required by any governmental entity in the conduct of the Target Fund’s business (the “Licenses and Permits”). Each License and Permit has been duly obtained, is valid and in full force and effect, and is not subject to any pending or, to the knowledge of the Target Entity, threatened administrative or judicial proceeding to revoke, cancel, suspend or declare such License and Permit invalid;

(y)    The Target Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code, although it may have claims against certain debtors in such a Title 11 or similar case; and

(z)    The Target Fund has no unamortized or unpaid organizational fees or expenses.

4.2. The Acquiring Entity, on behalf of itself or, where applicable for each Acquiring Fund, represents and warrants to the Target Entity and the corresponding Target Fund as follows:

(a)    The Acquiring Entity is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware, with power under its Governing Documents to own all of its properties and assets and to carry on its business as it is now being, and as it is contemplated to be, conducted and to enter into this Agreement and perform its obligations hereunder. The Acquiring Fund is a duly established and designated separate series of the Acquiring Entity;

(b)    The Acquiring Entity is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Acquiring Fund under the 1933 Act are in full force and effect, and will be in full force and effect on the Closing Date, and no action or proceeding to revoke or suspend such registrations is pending, or to the knowledge of the Acquiring Fund, threatened;

(c)    No consent, approval, authorization, or order of any court, governmental authority or FINRA is required for the consummation by the Acquiring Fund and the Acquiring Entity of the transactions contemplated herein, except such as have been or will be (at or prior to the Closing Date) obtained under the 1933 Act, the 1934 Act, the 1940 Act and state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico), each of which, as required, shall have been obtained on or prior to the Closing Date. No consent of or notice to any other third party or entity is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement;

(d)    The prospectus and statement of additional information of the Acquiring Fund to be used in connection with the Reorganization, and the prospectus and statement of information of the Acquiring Fund that will be in effect on the Closing Date and that is included in the Acquiring Entity’s registration statement on Form N-1A, will conform at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)    The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Acquiring Entity’s Governing Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund or the Acquiring Entity is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty, or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund or the Acquiring Entity is a party or by which it is bound;

(f)    Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Target Fund, no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body, regulatory agency or FINRA is presently pending or, to the Acquiring Fund’s knowledge, threatened against the Acquiring Fund that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business or the Acquiring Fund’s ability to consummate the transactions contemplated by this Agreement. The Acquiring Fund and the Acquiring Entity, without any special investigation or inquiry, know of no facts that might form the basis for the institution of such proceedings and neither the Acquiring Entity nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court, governmental body, regulatory agency or FINRA that materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(g)    The Acquiring Fund has not yet commenced operations. The Acquiring Fund is, and will be at the time of Closing, a new series portfolio of the Acquiring Entity created within the last twelve (12) months, without assets (other than seed capital, which shall be paid out in redemption of the Initial Shares prior to the applicable Reorganization, pursuant to Section 4.2(q)) or liabilities, formed for the purpose of acquiring the Assets and assuming the Liabilities of the Target Fund in connection with the Reorganization and, accordingly, the Acquiring Fund has not prepared books of account and related records or financial statements or issued any shares except those issued in a private placement to FAV or its affiliate to secure any required initial shareholder approvals;

(h)    As of the Closing Date, no federal, state or other Tax Returns of the Acquiring Fund will have been required by law to have been filed, and no Taxes will be due by the Acquiring Fund. As of the Closing Date, the Acquiring Fund will not have been required to pay any assessments and the Acquiring Fund will not have any Tax liabilities. Consequently, as of the Closing Date, the Acquiring Fund will not be under audit by any federal, state, local or foreign Tax authority and there will have been no Tax assessment asserted with respect to the Acquiring Fund, no levies, liens or other encumbrances on the Acquiring Fund, and no waivers of the time to assess any Taxes;

(i)    The Acquiring Fund: (i) was formed for the purpose of the applicable Reorganization, (ii) is not (and will not be as of the Closing Date) classified as a partnership, and either will timely elect to be classified as an association that is subject to tax as a corporation for federal tax purposes by filing Form 8832 with the Service or will be as of the Closing Date a “publicly traded partnership” (as defined in Section 7704(b) of the Code) that is treated as a corporation for federal tax purposes, (iii) has not filed any income tax return, and, subject to the accuracy of the representations and warranties in Section 4.1(m), intends to qualify to be a regulated investment company under Subchapter M of the Code for its taxable year which includes the Closing Date, holds and has held no property other than de minimis seed capital (which shall be paid out in redemption of the Initial Shares prior to the applicable Reorganization, pursuant to Section 4.2(p)) and has never had tax attributes, and (iv) is, or will be as of the Closing Date, a “fund,” as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code. The Acquiring Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it;

(j)    The Acquiring Entity, on behalf of the Acquiring Fund, has all requisite power and authority to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the trustees of the Acquiring Entity, on behalf of the Acquiring Fund, and subject to the approval of shareholders of the Target Fund and the due authorization, execution and delivery of the Agreement by the other parties thereto, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(k)    The shares of the Acquiring Fund to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund shares, and, upon receipt of the Target Fund’s Assets in accordance with the terms of this Agreement, will be fully paid and non-assessable by the Acquiring Entity;

(l)    The Acquiring Entity has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act relating to the Acquiring Fund;

(m)    The Acquiring Entity and the Acquiring Fund have adopted and implemented written policies and procedures related to insider trading and a code of ethics that complies with all applicable provisions of Section 17(j) of the 1940 Act and Rule 17j-1 thereunder;

(n)    The Acquiring Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code, although it may have claims against certain debtors in such a Title 11 or similar case;

(o)    The Acquiring Fund has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by FAV or its affiliates;

(p)    There is no plan or intention for the Acquiring Fund to be dissolved or merged into another business or statutory trust or a corporation or any “fund” thereof (as defined in Section 851(g)(2) of the Code) following the Reorganization;

(q)    There shall be no issued and outstanding shares of the Acquiring Fund prior to the Closing Date other than a nominal number of shares (“Initial Shares”) issued to a seed capital investor (which shall be the investment adviser of the Acquiring Fund or an affiliate thereof) to vote on the investment advisory contract and other agreements and plans as may be required by the 1940 Act and to take whatever action it may be required to take as the Acquiring Fund’s sole shareholder. The Initial Shares will be redeemed by the Acquiring Fund prior to the Closing for the price for which they were issued, and any price paid for the Initial Shares shall at all times have been held by the Acquiring Fund in a non-interest-bearing account; and

(r)    As of the effective date of the N-14 Registration Statement, the date of the Special Meeting of shareholders of the Target Fund and the Closing Date, the information provided by any Acquiring Fund for use in the N-14 Registration Statement, including the documents contained or incorporated therein by reference will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided, however, that the representations and warranties in this subparagraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reasonable reliance upon and in conformity with information that was furnished by the Target Fund for use therein.

4.3. With respect to each Reorganization, the Target Entity, on behalf of the applicable Target Fund, and the Acquiring Entity, on behalf of the corresponding Acquiring Fund, represents and warrants as follows:

(a)    The fair market value of the Acquiring Fund’s shares that each Target Fund shareholder receives will be approximately equal to the fair market value of the Target Fund shares it actually or constructively surrenders in exchange therefor;

(b)    The fair market value of the Assets will equal or exceed the Liabilities to be assumed by the Acquiring Fund and those to which the Assets are subject;

(c)    No expenses incurred by the Target Fund or on its behalf in connection with the Reorganization will be paid or assumed by the Acquiring Fund or any other third party unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Reorganization Expenses”), and no cash or property other than Acquiring Fund shares will be transferred to the Target Fund or any of its shareholders with the intention that it be used to pay any expenses (even Reorganization Expenses) thereof; and

(d)    Immediately following consummation of the Reorganization, other than shares of an Acquiring Fund issued to FAV or its affiliate representing de minimis assets related to the Acquiring Fund’s formation or maintenance of its legal status, (1) the shareholders of the Acquiring Fund will own all the Acquiring Fund shares and will own those shares solely by reason of their ownership of the Target Fund shares immediately before the Reorganization; (2) the Acquiring Fund will hold the same assets and will be subject to the same liabilities that the Target Fund held or was subject to immediately before the Reorganization; and (3) the amount of all distributions (other than regular, normal dividends) Target Fund will make immediately preceding the Reorganization, will, in the aggregate, constitute less than 1% of its net assets.

5.	COVENANTS OF THE ACQUIRING ENTITY AND THE TARGET ENTITY

5.1. With respect to each Reorganization:

(a)    The Target Fund will (i) operate its business in the ordinary course and substantially in accordance with past practice between the date hereof and the Closing Date, it being understood that, with respect to the Target Fund, such ordinary course of business may include purchases and sales of portfolio securities and other instruments, sales and redemptions of the Target Fund’s shares, and the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable, and (ii) use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of the Target Fund in the ordinary course in all material respects. The Acquiring Fund shall take such actions as are customary to the organization of a new series prior to its commencement of operations. No party shall take any action that would, or would reasonably be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

(b)    The parties hereto shall cooperate in preparing, and the Acquiring Entity shall file with the Commission, a registration statement on Form N-14 under the 1933 Act, which shall properly register the Acquiring Fund shares to be issued in connection with the Reorganization and include a prospectus/proxy statement with respect to the proxy solicitation to the shareholders of the Target Fund of the Reorganization (the “N-14 Registration Statement”). If at any time prior to the Closing Date a party becomes aware of any untrue statement of a material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in light of the circumstances under which they were made in respect of the N-14 Registration Statement, such party shall notify each other party, and the parties shall cooperate in promptly preparing and filing with the Commission and, if appropriate, distributing to shareholders appropriate disclosure with respect to the item.

(c)    The Acquiring Entity shall file the N-14 Registration Statement with the Commission and use its best efforts to provide that the N-14 Registration Statement becomes effective as promptly as practicable.

(d)    The Target Entity, on behalf of each Target Fund, will call, convene and hold a meeting of shareholders of such Target Fund as soon as practicable, in accordance with applicable law and the Target Entity’s Governing Documents, for the purpose of approving this Agreement and the transactions contemplated herein as set forth in a prospectus/proxy statement, and for such other purposes as may be necessary or desirable. In the event that, for any Target Fund, insufficient votes are received from shareholders, the meeting may be adjourned as permitted under the Target Entity’s Governing Documents and applicable law, and as set forth in a prospectus/proxy statement in order to permit further solicitation of proxies.

(e)    The Target Entity, on behalf of the Target Fund, agrees to mail or otherwise deliver (e.g., by electronic means consistent with applicable regulations governing their use) to its respective shareholders of record entitled to receipt of the prospectus/proxy statement, in sufficient time to comply with requirements of the 1934 Act, the prospectus/proxy statement contained in the N-14 Registration Statement and other documents as are necessary.

(f)    The Target Fund covenants that the Acquiring Fund’s shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

(g)    The Target Entity will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares, and will assist the Acquiring Fund in obtaining copies of any books and records of the Target Fund from its service providers reasonably requested by the Acquiring Entity.

(h)    Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

(i)    As soon as is reasonably practicable after the Closing, the Target Fund will make one or more distributions to its shareholders consisting of the shares of the Acquiring Fund received at the Closing, as set forth in Section 1.2(d) hereof.

(j)    The Acquiring Fund and the Target Fund shall each use their reasonable best efforts prior to Closing to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement.

(k)    The Target Fund shall, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action, as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund’s title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

(l)    The Acquiring Fund shall, from time to time, as and when reasonably requested by the Target Fund, execute and deliver or cause to be executed and delivered all such assumption agreements and other instruments, and will take or cause to be taken such further action, as the Target Fund may reasonably deem necessary or desirable in order for the Acquiring Fund to assume the Target Fund’s Liabilities and otherwise to carry out the intent and purpose of this Agreement.

(m)    The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, 1934 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

(n)    A statement of any capital loss carryovers, for U.S. federal income tax purposes, of the Target Fund, as of the most recent Tax year end of the Target Fund, along with supporting workpapers providing information regarding any limitations on the use of such capital loss carryovers including information on any built-in gains and built-in losses of the Target Fund for purposes of applying applicable limitations on the use of such items under the Code, shall be provided by the Target Entity on behalf of the Target Fund to the Acquiring Fund within sixty (60) days after the Closing Date.

(o)    It is the intention of the parties that each Reorganization will qualify as a reorganization with the meaning of Section 368(a) of the Code. None of the parties to this Agreement shall take any action or cause any action to be taken (including, without limitation the filing of any Tax Return) that is inconsistent with such treatment or results in the failure of a Reorganization to qualify as a reorganization with the meaning of Section 368(a) of the Code.

(p)    Prior to the Closing, the Target Fund (i) shall recapitalize so that it has a single class of shares outstanding and so that each holder of that single class of shares holds shares of that single class immediately after the recapitalization with an aggregate value equal to the aggregate value of any shares of the Target Fund held immediately prior to the recapitalization, and (ii) following the recapitalization (but, for the avoidance of doubt, prior to the Closing), shall redeem all fractional shares of the Target Fund outstanding on the records of the Target Fund’s transfer agent.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET ENTITY

6.1. With respect to each Reorganization, the obligations of the Target Entity, on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject to the satisfaction, or at the Target Entity’s election, the Target Entity’s waiver, of the following conditions:

(a)    All representations and warranties of the Acquiring Fund and the Acquiring Entity contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Time, with the same force and effect as if made on and as of the Closing Time;

(b)    The Acquiring Entity and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Entity and the Acquiring Fund, on or before the Closing Time;

(c)    The Target Fund and the Acquiring Fund shall have agreed on the number of shares of the Acquiring Fund to be issued in connection with the Reorganization after such number has been calculated in accordance with Section 1.2 hereto;

(d)    As of the Closing Date, there shall have been no material change in the investment objectives, policies and restrictions or any increase in the investment management fee rate or other fee rates that the Acquiring Fund is contractually obligated to pay for services provided to the Acquiring Fund from those described in the N-14 Registration Statement; and

(e)    The Target Entity shall have received on the Closing Date the opinion of Stradley Ronon Stevens & Young, LLP (“Stradley Ronon”), counsel to the Acquiring Entity (which may rely on certificates of officers or trustees of the Acquiring Entity), dated as of the Closing Date, covering the following points:

    (i)    The Acquiring Entity is a statutory trust duly formed, validly existing and in good standing under the laws of the State of Delaware, and, with respect to the Acquiring Fund, has power under its Governing Documents to own all of its properties and assets, and to conduct its business as presently conducted as described in the N-14 Registration Statement;

    (ii)    The Acquiring Entity is a registered investment company classified as a management company of the open-end type with respect to each series of shares it offers, including the Acquiring Fund, under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

    (iii)    The execution and delivery of this Agreement has been duly authorized by the Acquiring Entity on behalf of the Acquiring Fund. This Agreement has been duly executed and delivered by the Acquiring Entity, on behalf of the Acquiring Fund and, assuming due authorization, execution and delivery of the Agreement by the Target Entity, the Target Fund, and FAV, is a valid and binding obligation of the Acquiring Entity, on behalf of the Acquiring Fund, enforceable against the Acquiring Entity, on behalf of the Acquiring Fund in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent conveyance, reorganization, receivership, moratorium and other similar laws relating to or affecting creditors’ rights generally, general equity principles (whether considered in a proceeding in equity or at law) and to an implied covenant of good faith and fair dealing;

    (iv)    The Acquiring Fund shares to be issued to the Target Fund as provided by this Agreement are duly authorized, upon such delivery will be validly issued and upon receipt of the Target Fund’s Assets will be fully paid and non-assessable by the Acquiring Entity and no shareholder of an Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof; and

    (v)    The execution and delivery of the Agreement by the Acquiring Entity, on behalf of the Acquiring Fund, did not, and the performance by the Acquiring Entity, on behalf of the Acquiring Fund, of its obligations hereunder will not (i) violate the Acquiring Entity’s Governing Documents or (ii) breach in any material respect any provision of any agreement filed with the registration statement of the Acquiring Entity on Form N-1A to which the Acquiring Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any such agreement.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING ENTITY

7.1. With respect to each Reorganization, the obligations of the Acquiring Entity, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject to the satisfaction, or at the Acquiring Entity’s election, the Acquiring Fund’s waiver, of the following conditions:

(a)    All representations and warranties of the Target Entity and the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Time, with the same force and effect as if made on and as of the Closing Time;

(b)    The Target Entity and the Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target Entity and the Target Fund, on or before the Closing Time;

(c)    The Target Fund and the Acquiring Fund shall have agreed on the number of shares of the Acquiring Fund set forth on Exhibit A hereto to be issued in connection with the Reorganization after such number has been calculated in accordance with Section 1.2 hereto;

(d)    As of the Closing Date, there shall have been no material change in the investment objectives, policies and restrictions or any increase in the investment management fee rate or other fee rates that the Target Fund is contractually obligated to pay for services provided to the Target Fund from those described in the N-14 Registration Statement; and

(e)    The Acquiring Entity shall have received on the Closing Date an opinion of counsel of Morgan, Lewis & Bockius LLP (“Morgan Lewis”), counsel to the Target Entity (which may rely on certificates of officers or trustees of the Target Entity and on an opinion of Venable LLP to the extent that any matter which is the subject of the opinion is governed by the laws of the State of Maryland), dated as of the Closing Date, covering the following points:

    (i)    The Target Entity is a statutory trust duly formed, validly existing and in good standing under the laws of the State of Maryland, and, with respect to the Target Fund, has power under its Governing Documents to own all of its properties and assets, and to conduct its business as presently conducted as described in the N-14 Registration Statement;

    (ii)    The Target Entity is a registered investment company classified as a management company of the open-end type with respect to itself and, if applicable, each series of shares it offers, including the Target Fund, under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

    (iii)    The execution and delivery of this Agreement has been duly authorized by the Target Entity on behalf of Target Fund. This Agreement has been duly executed and delivered by the Target Entity, on behalf of the Target Fund and, assuming due authorization, execution and delivery of the Agreement by the Acquiring Entity and the Acquiring Fund, is a valid and binding obligation of the Target Entity, on behalf of the Target Fund, enforceable against the Target Entity, on behalf of the Target Fund, in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent conveyance, reorganization, receivership, moratorium and other similar laws relating to or affecting creditors’ rights generally, general equity principles (whether considered in a proceeding in equity or at law) and to an implied covenant of good faith and fair dealing; and

    (iv)    The execution and delivery of the Agreement by the Target Entity, on behalf of the Target Fund, did not, and the performance by the Target Entity, on behalf of the Target Fund, of its obligations hereunder will not (i) violate the Target Entity’s Governing Documents (ii) breach in any material respect any provision of any agreement filed with the registration statement of the Target Entity on Form N-1A to which the Target Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any such agreement.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING ENTITY AND THE TARGET ENTITY

With respect to each Reorganization, if any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Target Fund or the Acquiring Fund, the Acquiring Entity or Target Entity, respectively, shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1. The Agreement and transactions contemplated herein shall have been approved by the board of trustees and shareholders of the Target Entity and the board of trustees of the Acquiring Entity. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.1;

8.2. On the Closing Date, no action, suit or other proceeding shall be pending or, to the Target Entity’s or the Acquiring Entity’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3. All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not result in a material adverse effect on the Acquiring Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions;

8.4. The N-14 Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;

8.5. With respect to each Reorganization, the Acquiring Entity and the Target Entity shall have received the opinion of Morgan Lewis dated as of the Closing Date and addressed to the Acquiring Entity and the Target Entity, in a form satisfactory to them, substantially to the effect that, based upon certain facts, qualifications, certifications, representations and assumptions, for federal income tax purposes:

(a)    The Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and each of the applicable Target Fund and the corresponding Acquiring Fund will be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

(b)    No gain or loss will be recognized by the Target Fund upon the transfer of all the Assets of the Target Fund to the Acquiring Fund solely in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all the Liabilities of the Target Fund, or upon the distribution of the shares of the Acquiring Fund to the applicable Target Fund Shareholders, except for (A) gain or loss that may be recognized on the transfer of “section 1256 contracts” as defined in Section

1256(b) of the Code, (B) gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (C) any other gain or loss that may be required to be recognized upon the transfer of an asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Code;

(c)    The tax basis in the hands of the Acquiring Fund of each Asset transferred from the Target Fund to the Acquiring Fund in the Reorganization will be the same as the tax basis of such Asset in the hands of the Target Fund immediately prior to the transfer thereof, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Target Fund on the transfer;

(d)    The holding period in the hands of the Acquiring Fund of each Asset transferred from the Target Fund to the Acquiring Fund in the Reorganization, other than Assets with respect to which gain or loss is required to be recognized, will include the Target Fund’s holding period for such Asset (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating the holding period with respect to an asset);

(e)    No gain or loss will be recognized by the Acquiring Fund upon its receipt of all the Assets of the Target Fund solely in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all the Liabilities of the Target Fund as part of the Reorganization;

(f)    No gain or loss will be recognized by the applicable Target Fund Shareholders upon the exchange of their shares of the Target Fund for shares of the Acquiring Fund as part of the Reorganization (except with respect to cash received by applicable Target Fund Shareholders in redemption of fractional shares prior to the Reorganization);

(g)    The aggregate tax basis of the shares of the Acquiring Fund Shares each Target Fund Shareholder receives in the Reorganization will be the same as the aggregate tax basis of the shares of the Target Fund exchanged therefor;

(h)    Each Target Fund Shareholder’s holding period for the shares of the Acquiring Fund received in the Reorganization will include the Target Fund Shareholder’s holding period for the shares of the Target Fund exchanged therefor, provided that the Target Fund Shareholder held such shares of the Target Fund as capital assets on the date of the exchange; and

(i)    The taxable year of the Target Fund will not be required to end solely as a result of the Reorganization.

Notwithstanding anything herein to the contrary, neither the Acquiring Entity nor the Target Entity may waive the conditions set forth in this paragraph 8.6.

9.	BROKERAGE FEES AND EXPENSES

9.1. The parties hereto represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2. Except as otherwise provided herein with respect to a Reorganization, FAV will bear 100% of the expenses relating to the Reorganizations whether or not any Reorganization is consummated. The costs of the Reorganizations shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, if any, terminating any existing agreements or contracts to which the Target Entity is a party (including any penalties payable in connection with such termination), preparation, printing and distribution of the N-14 Registration Statement for each Reorganization (including the prospectus/proxy statement contained therein) and any supplements to the Target Fund’s current prospectus and statement of additional information, legal fees, accounting fees, and expenses of holding shareholders’ meetings. Any applicable transfer fees, stamp duty, brokerage commissions and other transaction costs relating to the (i) transfer of securities from the Target Fund to the Acquiring Fund at the time of the Reorganization and (ii) the sale and purchase of securities in those foreign markets that do not permit the in-kind transfer of securities shall be borne by the Target Fund. Notwithstanding the foregoing, expenses of each Reorganization will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in a failure by either the applicable Target Fund or the corresponding Acquiring Fund to qualify for treatment as a regulated investment company within the meaning of Section 851 of the Code or would prevent the Reorganization from qualifying as a “reorganization” within the meaning of Section 368(a) of the Code or otherwise result in the imposition of tax on either the Target Fund or the Acquiring Fund or on any of their respective shareholders.

10.	COOPERATION AND EXCHANGE OF INFORMATION

With respect to each Reorganization, prior to the Closing and for a reasonable time thereafter, the Target Entity and the corresponding Acquiring Entity will provide each other and their respective representatives with such cooperation, assistance and information as is reasonably necessary (i) for the filing of any Tax Return, for the preparation for any audit, and for the prosecution or defense of any claim, suit or proceeding relating to any proposed adjustment, or (ii) for any financial accounting purpose. Each such party or their respective agents will retain until the applicable period for assessment under applicable law (giving effect to any and all extensions or waivers) has expired all returns, schedules and work papers and all material records or other documents relating to Tax matters and financial reporting of tax positions of the Target Fund and the Acquiring Fund for its taxable period first ending after the Closing of the applicable Reorganization and for all prior taxable periods for which the statute of limitation had not run at the time of the Closing, provided that the Target Entity shall not be required to maintain any such documents that it has delivered to the Acquiring Fund.

11.	INDEMNIFICATION

11.1. With respect to each Reorganization, the Acquiring Entity, out of the assets of the applicable Acquiring Fund, agrees to indemnify and hold harmless the Target Entity and each of the Target Entity’s officers and trustees from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which, jointly and severally, the Target Entity or any of its trustees or officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Entity, on behalf of the Acquiring Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement. This indemnification obligation shall survive the termination of this Agreement and the closing of the Reorganization.

11.2. With respect to each Reorganization, the Target Entity, out of the assets of the applicable Target Fund, agrees to indemnify and hold harmless the applicable Acquiring Entity and its officers and trustees from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which, jointly and severally, the Acquiring Entity or any of its trustees or officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Target Entity, on behalf of the Target Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement. This indemnification obligation shall survive the termination of this Agreement and the closing of the Reorganization.

12.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES AND COVENANTS

12.1. Each party agrees that no party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

12.2. The covenants to be performed after the Closing shall survive the Closing. The representations, warranties and all other covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

13.	TERMINATION

13.1. In addition, this Agreement may be terminated and the transactions contemplated hereby may be abandoned with respect to one or both Reorganizations at any time prior to the Closing Date by: (i) resolution of either the board of trustees of the Acquiring Entity or the board of trustees of the Target Entity if circumstances should develop that, in the opinion of that board, make proceeding with the Agreement not in the best interests of the shareholders of the Acquiring Fund or the Target Fund, respectively; (ii) mutual agreement of the parties; (iii) either the Acquiring Entity or the Target Entity if the Closing shall not have occurred on or before June 30, 2023; unless such date is extended by mutual agreement of the Acquiring Entity and the Target Entity; or (iv) any party if one or more other parties shall have materially breached its obligations under this Agreement or made a material misrepresentation herein or in connection herewith which would render a condition set forth in this Agreement unable to be satisfied. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective trustees or officers, except for (a) any such material breach or intentional misrepresentation or (b) the parties’ respective obligations under Sections 9.2 and 11, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

13.2. If any order of the Commission with respect to the Agreement shall be issued prior to the Closing that imposes any term or condition that is determined by action of the board of trustees of a Target Entity to be acceptable, such term or condition shall be binding as if it were a part of the Agreement without a vote or approval of the shareholders of the applicable Target Fund; provided that, if such term or condition would result in a change in the method of computing the number of Acquiring Fund Shares to be issued to a Target Fund, and such term or condition had not been included in the prospectus/proxy statement or other proxy solicitation material furnished to the shareholders of a Target Fund prior to the Special Meeting, the Agreement shall not be consummated and shall terminate unless a Target Entity promptly calls a Special Meeting of its shareholders at which such condition shall be submitted for approval.

13.3. The failure of a Target Fund to consummate its Reorganization shall not affect the consummation or validity of the Reorganization with respect to the other Target Fund, and the provisions of this Agreement shall be construed to effect this intent.

14.	AMENDMENTS

This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto to be bound by such Amendment; provided, however, that following dissemination of the prospectus/proxy statement, no such amendment may have the effect of changing the provisions for determining the number of shares of the Acquiring Fund to be issued to the shareholders of the Target Fund under this Agreement to the detriment of such shareholders without their further approval.

15.	NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery, personal service or prepaid or certified mail addressed to:

For the Target Entity:

Legg Mason Global Asset Management Trust

100 International Drive

Baltimore, Maryland 21202

For the Acquiring Entity:

Franklin Templeton ETF Trust

One Franklin Parkway

San Mateo, California 94403-1906

16.	HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY

16.1. The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

16.2. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware and applicable federal law, without regard to its principles of conflicts of laws.

16.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

16.4. This agreement may be executed in any number of counterparts, each of which shall be considered an original. The execution and delivery of this Agreement may occur by facsimile or by email in portable document format (PDF) or by other means of electronic signature and electronic transmission, including DocuSign or other similar method, and originals or copies of signatures executed and delivered by such methods shall have the full force and effect of the original signatures.

16.5. The Target Entity is a Maryland statutory trust organized in series of which each Target Fund constitutes one such series. With respect to each Reorganization, the Target Entity is executing this Agreement on behalf of the Target Fund only. It is expressly agreed that there is a limitation on liability of each series such that (a) the debts, liabilities, obligations and expenses incurred, contracted or otherwise existing with respect to the Target Fund are enforceable against the assets of that Target Fund only, and not against the assets of the Target Entity generally or the assets of any other series thereof, and (b) none of the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to the Target Entity generally or with respect to any other series thereof are enforceable against the assets of such Target Fund.

16.6. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective trustees, shareholders, nominees, officers, agents, or employees personally, but, except as provided in Sections 9.2, 11.1 and 11.2 hereof, shall bind only the property of the applicable Target Fund or the applicable Acquiring Fund as provided in the Governing Documents of the applicable Target Entity or the applicable Acquiring Entity, respectively. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be approved on behalf of the Acquiring Fund and Target Fund.

Legg Mason Global Asset Management Trust, on behalf of its series identified on Exhibit A hereto		Franklin Templeton ETF Trust, on behalf of its series identified on Exhibit A hereto

By:		By:
	Name:		Name:
	Title:		Title:

Franklin Advisers, Inc.

By:
Name:
Title:

EXHIBIT A TO THE FORM OF REORGANIZATION

CHART OF REORGANIZATIONS

Target Fund	Acquiring Fund
BrandywineGLOBAL – Dynamic US Large Cap Value Fund	BrandywineGLOBAL – Dynamic US Large Cap Value ETF
Martin Currie International Sustainable Equity Fund	Martin Currie Sustainable International Equity ETF

Exhibit B

Financial Highlights of the Target Fund

These financial highlight tables are intended to help you understand the Funds’ financial performance and are included in a Fund’s annual shareholder reports which is incorporated by reference into the SAI. Except for the period ended November 30, 2021, the information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with a Fund’s financial statements, is included in each Fund’s annual report, which is available upon request.

For a share of each class of beneficial interest outstanding throughout each year ended May 31 unless otherwise noted:
Class A Shares[1]	2021[2]	2021	2020	2019	2018	2017
Net asset value, beginning of year	$18.72	$12.64	$11.53	$11.51	$11.40	$9.89
Income (loss) from operations:
Net investment income	(0.08)	(0.04)	(0.04)	0.05	0.14	0.09
Net realized and unrealized gain	0.21	6.14	1.17	0.21	0.26	1.61
Total income (loss) from operations	0.13	6.10	1.13	0.26	0.40	1.70
Less distributions from:
Net investment income	—	—	(0.02)	(0.12)	(0.14)	(0.09)
Net realized gains	—	(0.02)	—	(0.12)	(0.15)	(0.10)
Total distributions	—	(0.02)	(0.02)	(0.24)	(0.29)	(0.19)
Net asset value, end of year	$18.85	$18.72	$12.64	$11.53	$11.51	$11.40
Total return[3]	0.96%	48.32%	9.82%	2.60%	3.51%	17.67%
Net assets, end of year (000s)	$430	$312	$241	$208	$198	$134
Ratios to average net assets:
Gross expenses	2.11%[4]	2.51%	5.16%[5]	6.03%[5]	4.71%	6.34%[5]
Net expenses[6,7]	1.20 [4]	1.20	1.20 [5]	1.20 [5]	1.09	1.16 [5]
Net investment income	0.78 [4]	(0.26)	(0.31)	0.44	1.23	0.93
Portfolio turnover rate	14%	49%	37%	63%	15%	22%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended November 30, 2021 (unaudited)
[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized
[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.
[6]

As a result of an expense limitation arrangement, effective August 3, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. Prior to August 3, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class A shares did not exceed 1.35%.

[7]	Reflects fee waivers and/or expense reimbursements

B-1

For a share of each class of beneficial interest outstanding throughout each year ended May 31 unless otherwise noted:
Class I Shares[1]	2021[2]	2021	2020	2019	2018	2017
Net asset value, beginning of year	$18.90	$12.71	$11.59	$11.55	$11.44	$9.90
Income (loss) from operations:
Net investment income	(0.04)	0.05	0.02	0.09	0.16	0.12
Net realized and unrealized gain	0.20	6.16	1.15	0.22	0.26	1.62
Total income (loss) from operations	0.16	6.21	1.17	0.31	0.42	1.74
Less distributions from:
Net investment income	—	—	(0.05)	(0.15)	(0.16)	(0.10)
Net realized gains	—	(0.02)	—	(0.12)	(0.15)	(0.10)
Total distributions	—	(0.02)	(0.05)	(0.27)	(0.31)	(0.20)
Net asset value, end of year	$19.06	$18.90	$12.71	$11.59	$11.55	$11.44
Total return[3]	1.11%	48.92%	10.07%	3.05%	3.69%	18.09%
Net assets, end of year (000s)	$2,778	$2,793	$841	$230	$214	$194
Ratios to average net assets:
Gross expenses	1.82%[4]	2.09%	4.71%[5]	5.29%[5]	4.46%	5.98%[5]
Net expenses[6,7]	0.85 [4]	0.85	0.85 [5]	0.83 [5]	0.85	0.90 [5]
Net investment income (loss)	(0.43)[4]	0.31	0.12	0.80	1.36	1.23
Portfolio turnover rate	14%	49%	37%	63%	15%	22%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended November 30, 2021 (unaudited)
[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized
[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.
[6]

As a result of an expense limitation arrangement, effective August 3, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. Prior to August 3, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class I shares did not exceed 1.00%.

[7]	Reflects fee waivers and/or expense reimbursements.

B-2

For a share of each class of beneficial interest outstanding throughout each year ended May 31 unless otherwise noted:
Class IS Shares[1]	2021[2]	2021	2020	2019	2018	2017
Net asset value, beginning of year	$18.93	$12.72	$11.58	$11.55	$11.43	$9.90
Income (loss) from operations:
Net investment income	(0.03)	0.04	0.02	0.10	0.17	0.12
Net realized and unrealized gain (loss)	0.20	6.19	1.17	0.21	0.27	1.61
Total income (loss) from operations	0.17	6.23	1.19	(0.31)	0.44	1.73
Less distributions from:
Net investment income	—	(0.00)[3]	(0.05)	(0.16)	(0.17)	(0.10)
Net realized gains	—	(0.02)	—	(0.12)	(0.15)	(0.10)
Total distributions	—	(0.02)	(0.05)	(0.28)	(0.32)	(0.20)
Net asset value, end of year	$19.10	$18.93	$12.72	$11.58	$11.55	$11.43
Total return[4]	1.22%	49.06%	10.26%	3.06%	3.86%	18.03%
Net assets, end of year (000s)	$23,140	$20,966	$4,783	$4,800	$4,655	$4,441
Ratios to average net assets:
Gross expenses	1.64%[5]	1.89%	4.61%[6]	5.22%[6]	4.38%	6.08%[6]
Net expenses[7,8]	0.75 [5]	0.75	0.75 [6]	0.75 [6]	0.78	0.90 [6]
Net investment income (loss)	(0.34)[5]	0.22	0.14	0.88	1.42	1.17
Portfolio turnover rate	14%	49%	37%	63%	15%	22%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended November 30, 2021 (unaudited)
[3]	Amount represents less than $0.005 per share.
[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized
[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.
[7]

As a result of an expense limitation arrangement, effective August 3, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.75%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. Prior to August 3, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class IS shares did not exceed 0.90%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares

[8]	Reflects fee waivers and/or expense reimbursements.

B-3

Exhibit C

PRINCIPAL HOLDERS OF SECURITIES

Listed below are the names, addresses and percent ownership of each person who, as of April 20, 2022 to the best knowledge of the Legg Mason Trust, owned 5% or more of the outstanding shares of each class of the Target Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to “control” the Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

Class	Name and Address	Share Amount	Percentage of Class (%)
Class A Shares
	Boragno Fam. Tr. Richard J Boragno And Manette L Boragno Trustees Dated 12/13/12 5319 Crestfield Ct. Castro Valley, CA 94552-5538	4,639.874	13.58
	Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	4,845.265	14.18
	TD Ameritrade Inc. for the Exclusive Benefit of our Clients P.O. Box 2226 Omaha, NE 68103-2226	6,825.808	19.97
	Charles Schwab & Co. Inc. Special Custody Acct. for benefit of (“FBO”) Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	8,632.359	25.26
	Karen M Kenyon 2108 W. Seneca Street P.O. Box 278 Ovid, NY 14521-0000	1,906.902	5.579
	Dennis G Lawrence & Ruth K Lawrence 1136 N. Waterside Dr. Flagstaff, AZ 86004-8600	2,066.028	6.05
Class I Shares
	Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	11,472.718	22.03
	National Financial Services Corp. FBO Exclusive Benefit of our Customers Attn: Mutual Funds Dept. 4th Floor 499 Washington Blvd Jersey City, NJ 07310-2010	15,678.273	30.11
	Robin Joan Wolin Masters Trustee Robin Masters Revocable Trust 2 Between the Walls Pembroke, HM06 Bermuda	3,172.101	6.09
	Bayley S Davis Jr. 20 Hill Rd. Atlantic Highlands, NJ 07716-1505	4,600.101	8.83
	LPL Financial Omnibus Customer Account Attn: Lindsay O’Toole 4707 Executive Drive San Diego, CA 92121-0000	8,223.323	15.79
	FTIOS Cust. for the SEP-IRA Of G. Peter O’Brien 118 Meadow Rd. Riverside, CT 06878-2520	3,912.921	7.51
Class IS
	Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	1,495,940.532	51.29
	Northern Trust Co. Cust. FBO Van Andel Institute P.O. Box 92956 Chicago, IL 60675-0000	261,538.028	8.97
	Northern Trust Co. FBO Essentia Health P. O. Box 92956 Chicago, IL 60675-0000	1,126,789.393	38.633

C-1

Exhibit D- Comparison of Target Fund and Acquiring Fund Fundamental Investment Restrictions

Target Fund	Acquiring Fund

Borrowing: The Target Fund may not borrow money, except (1) in an amount not exceeding 33 1/3% of the Fund’s total assets (including the amount borrowed) less liabilities (other than borrowings) or (2) by entering into reverse repurchase agreements or dollar rolls.

Borrowing: The Acquiring Fund may not borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

Underwriting: The Target Fund may not engage in the business of underwriting the securities of other issuers, except as permitted by the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules, and regulations are amended from time to time or are interpreted from time to time by the SEC or SEC staff or to the extent that the Fund may be permitted to do so by exemptive order or other relief from the SEC or SEC staff (collectively, “1940 Act Laws, Interpretations and Exemptions”). This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

Underwriting: The Acquiring Fund may not act as an underwriter, except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

Loans: The Target Fund may not lend money or other assets, except to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from purchasing debt obligations in pursuit of its investment program, or for defensive or cash management purposes, entering into repurchase agreements, loaning its portfolio securities to financial intermediaries, institutions or institutional investors, or investing in loans, including assignments and participation interests.

Loans: The Acquiring Fund may not make loans if, as a result, more than 33 1/3% of its total assets would be lent to other persons, including other investment companies to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC. This limitation does not apply to (i) the lending of portfolio securities, (ii) the purchase of debt securities, other debt instruments, loan participations and/or engaging in direct corporate loans in accordance with its investment goals and policies, and (iii) repurchase agreements to the extent the entry into a repurchase agreement is deemed to be a loan.

Senior Securities: The Target Fund may not issue senior securities, except as permitted under the 1940 Act Laws, Interpretations and Exemptions.

Senior Securities: The Acquiring Fund may not issue senior securities, except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

Real Estate: The Target Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in or hold real estate or interests therein, investing in instruments that are secured by real estate or interests therein, or exercising rights under agreements relating to such securities, including the right to enforce security interests.

Real Estate: The Acquiring Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein, and (ii) making, purchasing or selling real estate mortgage loans.

Commodities: The Target Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving foreign currency, futures contracts and options, forward contracts, swaps, caps, floors, collars, securities purchased or sold on a forward-commitment or delayed-delivery basis or other similar financial instruments, or investing in securities or other instruments that are secured by physical commodities.

Commodities: The Acquiring Fund may not purchase or sell commodities, except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

Concentration: The Target Fund may not make any investment if, as a result, the Fund’s investments will be concentrated (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) in any one industry. This restriction does not limit the Fund’s investment in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements with respect thereto, or securities of municipal issuers.

Concentration: The Acquiring Fund may not invest more than 25% of the Fund’s net assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities).

D-1

PART B

STATEMENT OF ADDITIONAL INFORMATION

FOR

BRANDYWINEGLOBAL — DYNAMIC US LARGE CAP VALUE ETF

One Franklin Parkway

San Mateo, CA 94403-1906

Dated May 9, 2022

Acquisition of the Assets and Assumption of Liabilities of:

BRANDYWINEGLOBAL — DYNAMIC US LARGE CAP VALUE FUND

(a series of Legg Mason Global Asset Management Trust) (the “Legg Mason Trust”)

by and in Exchange for Shares of

BRANDYWINEGLOBAL — DYNAMIC US LARGE CAP VALUE ETF

(a series of Franklin Templeton ETF Trust) (the “ETF Trust”)

This Statement of Additional Information (“SAI”) relates specifically to the proposed acquisition of the assets and assumption of the liabilities of the BrandywineGLOBAL – Dynamic US Large Cap Value Fund (the “Target Fund”), a series of the Legg Mason Trust, by and in exchange for shares of the BrandywineGLOBAL – Dynamic US Large Cap Value ETF (the “Acquiring Fund”).

This SAI, which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Proxy Statement for the Acquiring Fund dated May 9, 2022 (the “Prospectus/Proxy Statement”) relating specifically to the Special Meeting of Shareholders of the Target Fund to be held on June 30, 2022. You may request a free copy of the Prospectus/Proxy Statement without charge by calling (800) DIAL-BEN ((800) 342-5236) or by writing to Franklin Templeton Investments at One Franklin Parkway, San Mateo, CA 94403-1906.

1

Table of Contents

Page

General Information	2
Incorporation of Documents by Reference into the SAI	3

General Information

This SAI relates specifically to the proposed reorganization of the Target Fund into the Acquiring Fund. In connection with the Special Meeting of Shareholders of the Target Fund to be held on June 30, 2022 (the “Meeting”), shareholders of the Target Fund will be asked to approve a proposed Agreement and Plan of Reorganization (the “Plan”) providing for: (i) the acquisition of the assets of the Target Fund and the assumption of the liabilities of the Target Fund by the Acquiring Fund in exchange solely for shares of the Acquiring Fund, (ii) the pro rata distribution of such shares to the shareholders of the Target Fund, and (iii) the complete liquidation and dissolution of the Target Fund (the “Reorganization”). Additional information regarding the proposed Reorganization is included in the Prospectus/Proxy Statement relating to the Meeting and in the documents, listed below, that are incorporated by reference into this SAI. Further information about the Acquiring Fund is contained in the Acquiring Fund’s Statement of Additional Information dated April 6, 2022 [SEC Accession No. 0001741773-22-001098], which is incorporated herein by reference.

Supplemental Financial Information

The Target Fund shall be the accounting and performance survivor in the Reorganization. Additionally, there are no material differences in accounting policies of the Target Fund as compared to those of the Acquiring Fund.

A table showing the fees and expenses of the Acquiring Fund and Target Fund and the fees and expenses of the Acquiring Fund on a pro forma basis after giving effect to the proposed Reorganization is included in the section titled “Annual Operating Expense Table For Class A, Class C, Class R, Class I And Class IS Shares Of The Target Fund And Projected Fees For The Acquiring Fund After The Reorganization” of the Prospectus/Proxy Statement.

Because the Acquiring Fund has the same principal investment strategies as the Target Fund, the Reorganization is not expected to result in a material change to the Target Fund’s investment portfolio due to the investment restrictions of the Acquiring Fund. Accordingly, a schedule of investments of the Target Fund modified to reflect such change is not included. In addition, at this time, the portfolio managers do not anticipate any changes to the investment portfolio as a result of the Reorganization, and if any do occur, it is expected they will be de minimis.

2

Incorporation of Documents by Reference into the SAI

This SAI incorporates by reference the following documents, which have each been filed with the Securities and Exchange Commission and will be sent to any shareholder requesting this SAI:

Target Fund

1.	Statement of Additional Information (“SAI”) dated January 28, 2022 of the Legg Mason Global Asset Management Trust (the “Legg Mason Trust”), with respect to the Target Fund. [SEC Accession No. 0001193125-22-015730]

2.	Supplement to the SAI dated March 23, 2022 [SEC Accession No. 0001193125-22-082252]

3.	Supplement to the SAI dated March 14, 2022 [SEC Accession No. 0001193125-22-074198]

4.	Supplement to the SAI dated March 3, 2022 [SEC Accession No. 0001193125-22-063861]

5.	Supplement to the SAI dated January 28, 2022 [SEC Accession No. 0001193125-22-020932]

6.	The audited financial statements and related report of the independent public accounting firm included in the Legg Mason Trust Annual Report to Shareholders for the fiscal year ended September 30, 2021, with respect to the Target Fund. [SEC Accession No. 0001193125-21-341045]

Acquiring Fund

7.	Statement of Additional Information dated April 6, 2022 for Franklin Templeton ETF Trust for the Acquiring Fund. [SEC Accession No. 0001741773-22-001098]

3

PART B

STATEMENT OF ADDITIONAL INFORMATION

FOR

MARTIN CURRIE SUSTAINABLE INTERNATIONAL EQUITY ETF

One Franklin Parkway

San Mateo, CA 94403-1906

Dated May 9, 2022

Acquisition of the Assets and Assumption of Liabilities of:

MARTIN CURRIE INTERNATIONAL SUSTAINABLE EQUITY FUND

(a series of Legg Mason Global Asset Management Trust) (the “Legg Mason Trust”)

by and in Exchange for Shares of

MARTIN CURRIE SUSTAINABLE INTERNATIONAL EQUITY ETF

(a series of Franklin Templeton ETF Trust) (the “ETF Trust”)

This Statement of Additional Information (“SAI”) relates specifically to the proposed acquisition of the assets and assumption of the liabilities of the Martin Currie International Sustainable Equity Fund (the “Target Fund”), a series of the Legg Mason Trust, by and in exchange for shares of the Martin Currie Sustainable International Equity ETF (the “Acquiring Fund”).

This SAI, which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Proxy Statement for the Acquiring Fund dated May 9, 2022 (the “Prospectus/Proxy Statement”) relating specifically to the Special Meeting of Shareholders of the Target Fund to be held on June 30, 2022. You may request a free copy of the Prospectus/Proxy Statement without charge by calling (800) DIAL-BEN ((800) 342-5236) or by writing to Franklin Templeton Investments at One Franklin Parkway, San Mateo, CA 94403-1906.

1

Table of Contents

Page

General Information	2
Incorporation of Documents by Reference into the SAI	3

General Information

This SAI relates specifically to the proposed reorganization of the Target Fund into the Acquiring Fund. In connection with the Special Meeting of Shareholders of the Target Fund to be held on June 30, 2022 (the “Meeting”), shareholders of the Target Fund will be asked to approve a proposed Agreement and Plan of Reorganization (the “Plan”) providing for: (i) the acquisition of the assets of the Target Fund and the assumption of the liabilities of the Target Fund by the Acquiring Fund in exchange solely for shares of the Acquiring Fund, (ii) the pro rata distribution of such shares to the shareholders of the Target Fund, and (iii) the complete liquidation and dissolution of the Target Fund (the “Reorganization”). Additional information regarding the proposed Reorganization is included in the Prospectus/Proxy Statement relating to the Meeting and in the documents, listed below, that are incorporated by reference into this SAI. Further information about the Acquiring Fund is contained in the Acquiring Fund’s Statement of Additional Information dated April 6, 2022 [SEC Accession No. 0001741773-22-001113], which is incorporated herein by reference.

Supplemental Financial Information

The Target Fund shall be the accounting and performance survivor in the Reorganization. Additionally, there are no material differences in accounting policies of the Target Fund as compared to those of the Acquiring Fund.

A table showing the fees and expenses of the Acquiring Fund and Target Fund and the fees and expenses of the Acquiring Fund on a pro forma basis after giving effect to the proposed Reorganization is included in the section titled “Annual Operating Expense Table For Class A, Class I And Class IS Shares Of The Target Fund And Projected Fees For The Acquiring Fund After The Reorganization” of the Prospectus/Proxy Statement.

Because the Acquiring Fund has the same principal investment strategies as the Target Fund, the Reorganization is not expected to result in a material change to the Target Fund’s investment portfolio due to the investment restrictions of the Acquiring Fund. Accordingly, a schedule of investments of the Target Fund modified to reflect such change is not included. In addition, at this time, the portfolio managers do not anticipate any changes to the investment portfolio as a result of the Reorganization, and if any do occur, it is expected they will be de minimis.

2

Incorporation of Documents by Reference into the SAI

This SAI incorporates by reference the following documents, which have each been filed with the Securities and Exchange Commission and will be sent to any shareholder requesting this SAI:

Target Fund

1.	Statement of Additional Information (“SAI”) dated September 30, 2021 of the Legg Mason Global Asset Management Trust (the “Legg Mason Trust”), with respect to the Target Fund [SEC Accession No. 0001193125-21-280628].

2.	Supplement to the SAI dated March 23, 2022 [SEC Accession No. 0001193125-22-082252]

3.	Supplement to the SAI dated March 14, 2022 [SEC Accession No. 0001193125-22-074198]

4.	Supplement to the SAI dated December 17, 2021 [SEC Accession No. 0001193125-21-360506]

5.	Supplement to the SAI dated December 14, 2021 [SEC Accession No. 0001193125-21-356796]

6.	The audited financial statements and related report of the independent public accounting firm included in the Legg Mason Trust Annual Report to Shareholders for the fiscal year ended May 31, 2021, with respect to the Target Fund [SEC Accession No. 0001193125-21-222747]

7.	The unaudited financial statements included in the Legg Mason Trust Semi-Annual Report to Shareholders for the fiscal period ended November 30, 2021, with respect to the Target Fund. [SEC Accession No. 0001193125-22-016909]

Acquiring Fund

1.	Statement of Additional Information dated April 6, 2022 for Franklin Templeton ETF Trust for the Acquiring Fund. [SEC Accession No. 0001741773-22-001113]

3

PROXY CARD

MEETING AGENDA on reverse side

VOTER PROFILE:

Voter ID: XXXXXXXX Security ID: XXXXXXXXX

Shares to Vote: **confidential** Household ID: 000000000

**please call the phone number to the right for more information

VOTE REGISTERED TO:

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. **PLEASE CAST YOUR PROXY VOTE *TODAY!***

VOTER CONTROL NUMBER: XXXX XXXX XXXX

Vote by Internet:

Go to the website below and enter your control number or simply use your camera on Your smart phone to scan this QR code.

vote.proxyonline.com/franklin/17958

Vote by Phone:

Call **888-227-9349** for automated touch-tone service or the number below to speak with a representative.

(866) 796-7179 Toll Free

Vote by Mail:

Complete the reverse side of this proxy card and return it in the envelope provided.

USPS Postage-Paid Envelope

BRANDYWINEGLOBAL – DYNAMIC US LARGE CAP VALUE FUND

The undersigned hereby revokes all previous proxies for his/her shares of the above named Fund and appoints Jane Trust, Marc De Oliveira, Thomas C. Mandia, Rosemary D. Emmens, Harris C. Goldblat, Tara Gormel and Bryan Sutherland, and each of them, proxies of the undersigned with full power of substitution to vote all shares of the Fund that the undersigned is entitled to vote at the Fund's Special Meeting of Shareholders ("Meeting") to be conducted exclusively online via live webcast at 11:30 a.m., Eastern time on June 30, 2022, including any postponements or adjournments thereof, upon the matter set forth on the reverse side and instructs them to vote upon any other matters that may properly be acted upon at the Meeting.

Do you have questions?

If you have any questions about how to vote your proxy or about the meeting in general, please call toll-free **(866) 796-7179**. Representatives are available to assist you Monday through Friday, from 9 a.m. to 10 p.m., Eastern time.

SHAREHOLDER PRIVACY: To ensure your privacy there is no personal information required to view or request proxy materials and/or vote. The control number listed above is a unique identifier created for this proxy and this proxy only. It is not linked to your account number nor can it be used in any other manner other than this proxy.

FRANKLIN TEMPLETON

PROXY CARD

BRANDYWINEGLOBAL – DYNAMIC US LARGE CAP VALUE FUND

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR(S) ON THIS PROXY CARD. If joint owners, EITHER may sign this Proxy Card. When signing as attorney, executor, administrator, trustee, guardian, or custodian for a minor, please give your full title. When signing on behalf of a corporation or as a partner for a partnership, please give the full corporate or partnership name and your title, if any.

SIGNATURE (AND TITLE IF APPLICABLE) DATE

SIGNATURE (IF HELD JOINTLY) DATE

This proxy is solicited on behalf of the Board of Trustees of the Legg Mason Global Asset Management Trust, on behalf of the BrandywineGLOBAL – Dynamic US Large Cap Value Fund. The Board unanimously recommends that you vote "FOR" the proposal. The proxy will be voted as specified by the undersigned. **If no specification is made, this proxy shall be voted FOR the proposal to approve an agreement and plan of reorganization involving the reorganization of the Fund with and into the BrandywineGLOBAL – Dynamic US Large Cap Value ETF.** If any other matters properly come before the Meeting to be voted on, the proxy holders will vote, act and consent on those matters in accordance with the views of management.

THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS A VOTE FOR THE FOLLOWING:

TO VOTE, MARK CIRCLE IN BLUE OR BLACK INK. Example: ●

PROPOSAL:	FOR	AGAINST	ABSTAIN
1. To approve the Agreement and Plan of Reorganization providing for the reorganization of BrandywineGLOBAL – Dynamic US Large Cap Value Fund, a series of Legg Mason Global Asset Management Trust, with and into BrandywineGLOBAL – Dynamic US Large Cap Value ETF, a series of Franklin Templeton ETF Trust.	O	O	O

You can vote on the internet, by telephone or by mail. Please see the reverse side for instructions.

PLEASE VOTE ALL YOUR BALLOTS IF YOU RECEIVED MORE THAN ONE BALLOT DUE TO MULTIPLE INVESTMENTS IN THE FUND. REMEMBER TO SIGN AND DATE ABOVE BEFORE MAILING IN YOUR VOTE. THIS PROXY CARD IS VALID ONLY WHEN IT IS SIGNED AND DATED.

THANK YOU FOR CASTING YOUR VOTE

FRANKLIN TEMPLETON

PROXY CARD

MEETING AGENDA on reverse side

VOTER PROFILE:

Voter ID: XXXXXXXX Security ID: XXXXXXXXX
Shares to Vote: **confidential** Household ID: 000000000
**please call the phone number to the right for more information

VOTE REGISTERED TO:

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. **PLEASE CAST YOUR PROXY VOTE *TODAY!***

VOTER CONTROL NUMBER: XXXX XXXX XXXX

Vote by Internet:

Go to the website below and enter your control number or simply use your camera on Your smart phone to scan this QR code.

vote.proxyonline.com/franklin/17936

Vote by Phone:

Call **888-227-9349** for automated touch-tone service or the number below to speak with a representative.

(800) 581-3783 Toll Free

Vote by Mail:

Complete the reverse side of this proxy card and return it in the envelope provided.

USPS Postage-Paid Envelope

MARTIN CURRIE INTERNATIONAL SUSTAINABLE EQUITY FUND

The undersigned hereby revokes all previous proxies for his/her shares of the above named Fund and appoints Jane Trust, Marc De Oliveira, Thomas C. Mandia, Rosemary D. Emmens, Harris C. Goldblat, Tara Gormel and Bryan Sutherland, and each of them, proxies of the undersigned with full power of substitution to vote all shares of the Fund that the undersigned is entitled to vote at the Fund's Special Meeting of Shareholders ("Meeting") to be conducted exclusively online via live webcast at 11:00 a.m., Eastern time on June 30, 2022, including any postponements or adjournments thereof, upon the matter set forth on the reverse side and instructs them to vote upon any other matters that may properly be acted upon at the Meeting.

Do you have questions?

If you have any questions about how to vote your proxy or about the meeting in general, please call toll-free **(800) 581-3783**. Representatives are available to assist you Monday through Friday, from 9 a.m. to 10 p.m., Eastern time.

SHAREHOLDER PRIVACY: To ensure your privacy there is no personal information required to view or request proxy materials and/or vote. The control number listed above is a unique identifier created for this proxy and this proxy only. It is not linked to your account number nor can it be used in any other manner other than this proxy

PROXY CARD

MARTIN CURRIE INTERNATIONAL SUSTAINABLE EQUITY FUND

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR(S) ON THIS PROXY CARD. If joint owners, EITHER may sign this Proxy Card. When signing as attorney, executor, administrator, trustee, guardian, or custodian for a minor, please give your full title. When signing on behalf of a corporation or as a partner for a partnership, please give the full corporate or partnership name and your title, if any.

SIGNATURE (AND TITLE IF APPLICABLE) DATE

SIGNATURE (IF HELD JOINTLY) DATE

This proxy is solicited on behalf of the Board of Trustees of the Legg Mason Global Asset Management Trust, on behalf of the Martin Currie International Sustainable Equity Fund. The Board unanimously recommends that you vote "FOR" the proposal. The proxy will be voted as specified by the undersigned. **If no specification is made, this proxy shall be voted FOR the proposal to approve an agreement and plan of reorganization involving the reorganization of the Fund with and into the Martin Currie Sustainable International Equity ETF.** If any other matters properly come before the Meeting to be voted on, the proxy holders will vote, act and consent on those matters in accordance with the views of management.

THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS A VOTE FOR THE FOLLOWING:

TO VOTE, MARK CIRCLE IN BLUE OR BLACK INK. Example: ●

PROPOSAL:	FOR	AGAINST	ABSTAIN
1. To approve the Agreement and Plan of Reorganization providing for the reorganization of Martin Currie International Sustainable Equity Fund, a series of Legg Mason Global Asset Management Trust, with and into Martin Currie Sustainable International Equity ETF, a series of Franklin Templeton ETF Trust.	O	O	O

You can vote on the internet, by telephone or by mail. Please see the reverse side for instructions.

PLEASE VOTE ALL YOUR BALLOTS IF YOU RECEIVED MORE THAN ONE BALLOT DUE TO MULTIPLE INVESTMENTS IN THE FUND. REMEMBER TO SIGN AND DATE ABOVE BEFORE MAILING IN YOUR VOTE. THIS PROXY CARD IS VALID ONLY WHEN IT IS SIGNED AND DATED.

THANK YOU FOR CASTING YOUR VOTE